    As filed with the Securities and Exchange Commission on April 24, 1998
                                                                File No. 2-77283
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.   20549

                          --------------------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933  /X/


                        Pre-Effective Amendment No.___           /_/

                      Post-Effective Amendment No. 24            /X/

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT of 1940                  /X/

                              Amendment No. 20                   /X/

                           --------------------------

                   Penn Mutual Variable Annuity Account III
                          (Exact Name of Registrant)

                          --------------------------

                    THE PENN MUTUAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                          --------------------------
                               600 Dresher Road
                         Horsham, Pennsylvania  19044
             (Address of Principal Executive Offices of Depositor)
                  Depositor's Telephone Number:  215-956-8000
                          --------------------------

                               Richard F. Plush
                     Vice President, Products and Programs
                    The Penn Mutual Life Insurance Company
                               600 Dresher Road
                         Horsham, Pennsylvania  19044
                    (Name and Address of Agent for Service)

                                   Copy to:
                               Richard W. Grant
                               C. Ronald Rubley
                          Morgan, Lewis & Bockius LLP
                             2000 One Logan Square
                         Philadelphia, PA  19103-6993

                          --------------------------

 It is proposed that this filing will become effective (check appropriate box)

             immediately upon filing pursuant to paragraph (b) of Rule 485
          ---
           X on May 1, 1998 pursuant to paragraph (b) of Rule 485
          ---
             60 days after filing pursuant to paragraph (a) of Rule 485
          ---
             on (date) pursuant to paragraph (a) of Rule 485
          ---

================================================================================

                             CROSS REFERENCE SHEET



                         Location in Statement of
Form N-4 Item Number     Location in Prospectuses       Additional Information
--------------------     ------------------------       ----------------------

Item 1.  Cover Page      Cover Page                     N/A

Item 2.  Definitions     Special Terms                  N/A

Item 3.  Synopsis        Cover Page; Expenses           N/A
         or Highlights

Item 4.  Condensed       Condensed Financial            N/A
         Financial       Information
         Information

Item 5.  General         The Penn Mutual Life           N/A
         Description     Insurance Company;
         of Registrant,  The Separate Account
         Depositor and
         Portfolio
         Companies

Item 6.  Deductions      The Contract - Deductions      N/A
         and Expenses    and Expenses

Item 7.  General         The Contract                   N/A
         Description
         of Variable
         Annuity
         Contracts

Item 8.  Annuity Period  The Contract - Annuity         N/A
         Options

Item 9.  Death Benefit   The Contract - Payment         N/A
         On Death

Item 10. Purchases and   The Contract - Purchases;      N/A
         Contract        The Contract - Accumulation
         Value           Unit Value

Item 11. Redemptions     The Contract - Withdrawals     N/A

Item 12. Taxes           Federal Income Tax             N/A
                         Considerations

Item 13. Legal           N/A                            N/A
         Proceedings

                             CROSS REFERENCE SHEET

                            Location in Statement of
Form N-4 Item Number        Location in Prospectuses   Additional Information
--------------------------  -------------------------  ----------------------

Item 14.    Table of        Table of Contents of       N/A
            Contents of     Statement of Additional
            Statement of    Information
            Additional
            Information

Item 15.    Cover Page      N/A                        Cover Page

Item 16.    Table of        N/A                        Cover Page
            Contents

Item 17.    General         N/A                        N/A
            Information
            and History

Item 18.    Services        N/A                        Administrative and
                                                       Recordkeeping
                                                       Services; Custodian;
                                                       Auditors

Item 19.    Purchase of     The Contract - Purchases;  Distribution of
            Securities      The Contract - Transfers;  Contracts and
            Being Offered   The Contract - Deductions  Certificates
            and Expenses

Item 20.    Underwriters    N/A                        Distribution of
                                                       Contracts and
                                                       Certificates

Item 21.    Calculation of  N/A                        Performance Data
            Performance
            Data

Item 22.    Annuity         N/A                        Variable Annuity
            Payments                                   Payments

Item 23.    Financial       N/A                        Financial Statements
            Statements

                                     PART A
                                     ------


                      Information Required in a Prospectus
                      ------------------------------------

                                              [LOGO OF PENN MUTUAL APPEARS HERE]

The Penn Mutual Life Insurance Company
Philadelphia, PA 19172
--------------------------------------------------------------------------------
May 1, 1998

Diversifier II
--------------------------------------------------------------------------------
              Profile Of Penn Mutual Variable Annuity Account III
     ---------------------------------------------------------------------
         This profile is a summary of some of the more important points that you should consider and know before purchasing the Contracts. The Contracts are more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.

     ---------------------------------------------------------------------

1. The Annuity Contracts
--------------------------------------------------------------------------------
     The Contracts offered in this prospectus are a combination variable and fixed annuity contract ("Variable/Fixed Contract") and a variable annuity contract ("Variable Contract") between you, the owner, and The Penn Mutual Life Insurance Company. The Contracts provide a means for you to invest in one or more of the available investment funds listed in Section 4, or (for the "Variable/Fixed Contract" only) one or more of the fixed interest accounts guaranteed and funded by The Penn Mutual Life Insurance Company through its general account.

     You determine (1) the amount and frequency of purchase payments, (2) the investment funds, (3) transfers between the investment funds, (4) the type of annuity to be paid after the accumulation period, (5) the beneficiary to whom death benefits are to be paid, and (6) the amount and frequency of withdrawals.

     Purchase payments and investment gains allocated to the variable accounts vary up and down with the investment experience of the underlying investment funds. The investment risk is high or low, depending on the variable account selected. Refer to section 8 to see calendar year performance of the investment funds which will show you the range of historical returns.

2. Annuity Payments
--------------------------------------------------------------------------------
     You may choose (1) an annuity for a specified number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) another form of an annuity that we may agree upon.

3. Purchase
--------------------------------------------------------------------------------
     The Contracts may be purchased by individuals, corporations and other business associations. They may be purchased under retirement plans that qualify for special tax treatment under the Internal Revenue Code (Qualified Plan), or as a Non-Qualified Plan.

                        Variable/Fixed Contract         Variable Contract

                         Minimum       Minimum        Minimum       Minimum
                         Initial      Subsequent      Initial      Subsequent
                         Payment       Payment        Payment       Payment
                     -----------------------------------------------------------
Qualified Plan            $250           $50            $250          $40
Non-Qualified Plan      $2,500          $300          $1,500         $300


4. Investment Options
--------------------------------------------------------------------------------
        Independence Capital                       Fidelity Investments

         Management, Inc.                       VIP Equity Income Portfolio
         Growth Equity Fund                        VIP Growth Portfolio
         Quality Bond Fund                    VIP II Asset Manager Portfolio
         Money Market Fund                      VIP II Index 500 Portfolio

    Neuberger & Berman Management                     OpCap Advisors
           Incorporated                              Value Equity Fund
 AMT Limited Maturity Bond Portfolio             Small Capitalization Fund
       AMT Balanced Portfolio
       AMT Partners Portfolio

    American Century Investment                 T. Rowe Price Associates, Inc.
         Management, Inc.                          Flexibly Managed Fund
 VP Capital Appreciation Portfolio                 High Yield Bond Fund

   Morgan Stanley Asset Management Inc.               Vontobel USA Inc.
Emerging Markets Equity (Int'l) Portfolio        International Equity Fund

         Robertson Stephens
        Emerging Growth Fund

5. Expenses
--------------------------------------------------------------------------------
  Each year Penn Mutual deducts a contract administration charge of the lesser of $30 or 2% of the variable account value. We deduct a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the variable account and a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the variable account. The investment funds underlying the variable accounts also incur expenses, which range from 0.28% to 1.75% of the fund's average daily value.

  A contingent deferred sales charge may be deducted if you make a full or partial withdrawal. For the Variable/Fixed Contract, the deferred sales charge will equal:

-------------------------------------------------
  No Purchase Payments After 1st Contract Year
-------------------------------------------------
                           Deferred Sales Charge
Withdrawal During           as a Percentage of
  Contract Year              Amount Withdrawn
-------------------------------------------------
       1                           7.0%
       2                           6.0%
       3                           5.0%
       4                           4.0%
       5                           3.0%
       6                           2.0%
       7                           1.0%
  8 and later                   No Charge
-------------------------------------------------

-------------------------------------------------
    Purchase Payments After 1st Contract Year
-------------------------------------------------
                           Deferred Sales Charge
Withdrawal During           as a Percentage of
  Contract Year              Amount Withdrawn
-------------------------------------------------
       1                           7.0%
       2                           6.0%
       3                           5.0%
       4                           4.0%
       5                           3.5%
       6                           3.0%
       7                           2.5%
       8                           2.0%
       9                           1.5%
       10                          1.0%
  11 and later                   No Charge
-------------------------------------------------

  No deferred sales charge will be made on the portion of the first withdrawal that does not exceed 10% of the contract value.

  For the Variable Contract, the contingent deferred sales charge will be the lesser of (a) 5% of the purchase payments made for the past seven years or (b) 5% of the amount withdrawn. Under no circumstances will the charge ever exceed 5% of the total purchase payments. No deferred sales charge will be made on the portion of the first withdrawal that does not exceed purchase payments made one or more years prior to the withdrawal. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following percentages of your contract value:

                         Contract Year      Percentage

                            Eighth             25%
                            Ninth              50%
                            Tenth              75%

  The following table is designed to help you understand the charges in your Contract. The column "Total Annual Charges" shows the annual percentage charge for contract administration (which is represented as .05%), insurance charges and investment charges. The next columns show you two examples of the charges, in dollars, you would pay under your Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of the applicable period. The premium tax is assumed to be 0% in both examples.


--------------------------------------------------------------------------------------------------------
                                                                   Examples:
                                                                   Total Annual
                                                                   Expenses at the End of:

                           Total        Total                      (Variable
                           Annual       Annual       Total          /Fixed      (Variable
                          Insurance    Portfolio     Annual        Contract)     Contract)
Fund                       Charges      Charges      Charges         1 Year       1 Year      10 Years
--------------------------------------------------------------------------------------------------------
Growth Equity               1.30%        0.77%        2.07%          $86           $68          $242
Value Equity                1.30         0.76         2.06            86            68           241
Flexibly Managed            1.30         0.76         2.06            86            68           241
Small Capitalization        1.30         0.85         2.15            87            68           251
Emerging Growth             1.30         1.15         2.45            90            71           281
International Equity        1.30         1.13         2.43            89            71           279
Quality Bond                1.30         0.75         2.05            86            68           241
High Yield Bond             1.30         0.81         2.11            86            68           247
Money Market                1.30         0.70         2.00            85            67           235
VP Capital Appreciation     1.30         1.00         2.30            88            70           266
AMT Limited Maturity Bond   1.30         0.77         2.07            86            68           242
AMT Balanced                1.30         1.04         2.34            89            70           270
AMT Partners                1.30         0.86         2.16            87            69           252
VIP Equity Income           1.30         0.57         1.87            84            66           221
VIP Growth                  1.30         0.67         1.97            85            67           232
VIP II Asset Manager        1.30         0.64         1.94            85            66           229
VIP II Index 500            1.30         0.28         1.58            81            63           190
Emerging Markets
 Equity (Int'l)             1.30         1.75         3.05            95            77           339
--------------------------------------------------------------------------------------------------------

6. Taxes
--------------------------------------------------------------------------------
  Your gains under the Contracts are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. Withdrawals
--------------------------------------------------------------------------------
  You may withdraw all or part of your money at any time during the accumulation phase. Once in each contract year on or after the last day of the first contract year you may withdraw up to 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. A premature withdrawal charge may be deducted from the money earned on the fixed interest accounts if you take the money prior to maturity of your fixed interest account.

8. Performance
--------------------------------------------------------------------------------
  The value of the Contract will fluctuate depending upon the investment performance of the fund(s) you choose. The following chart shows total returns for each fund for the time periods shown. These numbers reflect the insurance company charges and the investment charges of the fund, but do not reflect any withdrawal charges, which would reduce the performance if they were applied. Past performance is no guarantee of future results.


----------------------------------------------------------------------------------------------------------------------

                                                                        Calendar Year

Fund                                    1997     1996    1995    1994    1993    1992    1991     1990   1989    1988
----------------------------------------------------------------------------------------------------------------------
Independence Capital
 Growth Equity                         25.13%   18.22%  24.83%  -9.32%  10.96%   4.55%  33.02%  -12.30% 29.60%  11.21%
 Quality Bond                           6.67     2.82   18.64   -6.49   10.25    5.22   14.15     6.62  11.28    6.13

OpCap Advisors
 Value Equity                          23.83    23.58   35.73    1.61    5.69   13.38   26.08    -9.30  11.44   27.87
 Small Capitalization                  21.49    18.25    n/a     n/a     n/a     n/a     n/a      n/a    n/a     n/a

T. Rowe Price
 Flexibly Managed                      14.15    14.85   20.70    2.77   14.28    8.12   20.08    -2.16  19.50   17.29
 High Yield Bond                       14.33    12.43   14.95   -8.51   18.26   14.33   35.17   -10.03  -1.92   16.35

ICMI/Robertson Stephens
 Emerging Growth                        n/a      n/a     n/a     n/a     n/a     n/a     n/a      n/a    n/a     n/a

Vontobel
 International Equity                   9.00    15.37   12.36   -7.51   36.40    n/a     n/a      n/a    n/a     n/a

American Century
 VP Capital Appreciation               -4.48    -5.54   29.46   -2.41    8.94   -2.58   40.09    -2.53  27.19   -3.54

Neuberger & Berman
 AMT Limited Maturity Bond              5.41     3.00    9.56   -1.40    5.30    3.86    9.96     6.98   9.39    5.83
 AMT Balanced                          17.96     5.54   22.22   -4.57    5.13    6.70   21.14     0.67   n/a     n/a
 AMT Partners                          29.77    28.45   35.30    n/a     n/a     n/a     n/a      n/a    n/a     n/a

Fidelity Investments
 VIP Equity Income                     26.51    12.84   32.56    5.14   16.80   15.41   29.80   -16.35  15.88   21.17
 VIP Growth                            21.93    13.26   33.68   -1.26   17.87    7.94   43.69   -12.85  29.87   14.13
 VIP II Asset Manager                  19.15    13.17   15.49   -7.26   19.71   10.30   21.03     5.39   n/a     n/a
 VIP II Index 500                      31.32    21.65   36.01    0.17    8.79    n/a     n/a      n/a    n/a     n/a

Morgan Stanley
 Emerging Markets Equity (Int'l)       -0.95     n/a     n/a     n/a     n/a     n/a     n/a      n/a    n/a     n/a
----------------------------------------------------------------------------------------------------------------------

9. Death Benefit
--------------------------------------------------------------------------------
     If you die prior to the Annuity Date we will pay the beneficiary the greatest of (1) the sum of all purchase payments, adjusted for withdrawals and contract transfers, (2) the Contract Value for the period that proof of death is received or (3) the sum of the Fixed Account Value (if any) on the date of death and the Variable Account Value as of the contract date or, if later, the most recent seven-year contract anniversary occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

     If you die after the Annuity Date, the beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

10. Other Information
--------------------------------------------------------------------------------
       Free Look. If you cancel your Contract within 10 days after receiving it
       ---------
       (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment.

       No Probate. In most cases, when you die, the person you choose as your
       ----------
       beneficiary will receive the death benefit without going through probate.

       Systematic Withdrawals. You can arrange to have up to 10% of your
       ----------------------
       contract value automatically sent to you on a modal basis while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive.

       Disability. Under certain circumstances, you will have the ability to
       ----------
       withdraw your money free from the contingent deferred sales charge if you become disabled.

       Dollar Cost Averaging. You can arrange to have a regular amount of money
       ---------------------
       automatically invested in the investment funds monthly or quarterly.

       Automatic Asset Rebalancing. You can elect to have your investments
       ---------------------------
       automatically rebalanced on a quarterly basis to maintain a specified percentage allocation among your selected investment funds, which will not include the fixed interest account.

11. Inquiries
--------------------------------------------------------------------------------
     If you need more information, please contact us at:
     The Penn Mutual Life Insurance Company
     Customer Service Group
     Philadelphia, PA 19172
     1-800-523-0650

PROSPECTUS -- MAY 1, 1998
INDIVIDUAL ANNUITY CONTRACTS WITH VARIABLE BENEFIT PROVISIONS--FLEXIBLE
PURCHASE PAYMENTS
--------------------------------------------------------------------------------
DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172 . TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------

This prospectus describes two forms of annuity contracts -- a combination variable and fixed annuity contract and a variable annuity contract. The contracts provide for accumulation of values and for the payment of annuities. Through Penn Mutual Variable Annuity Account III (referred to in this prospectus as the "Separate Account"), purchase payments and annuity payment reserves may be invested under the contracts in one or more of the Funds set forth below.
--------------------------------------------------------------------------------

 PENN SERIES FUNDS, INC.                      MANAGER
    Growth Equity Fund                        Independence Capital Management,
                                              Inc.
                                              (a wholly owned subsidiary of The
                                              Penn Mutual Life Insurance
                                              Company)
    Value Equity Fund                         OpCap Advisors
    Small Capitalization Fund                 OpCap Advisors
    Emerging Growth Fund                      RS Investment Management, Inc.
    Flexibly Managed Fund                     T. Rowe Price Associates, Inc.
    International Equity Fund                 Vontobel USA Inc.
                                              Independence Capital Management,
    Quality Bond Fund                         Inc.
    High Yield Bond Fund                      T. Rowe Price Associates, Inc.
                                              Independence Capital Management,
    Money Market Fund                         Inc.
-------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.   MANAGER
                                              American Century Investment
 Capital Appreciation Portfolio               Management, Inc.
-------------------------------------------------------------------------------
 NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST MANAGER
                                              Neuberger & Berman Management
 Limited Maturity Bond Portfolio              Incorporated
                                              Neuberger & Berman Management
 Balanced Portfolio                           Incorporated
                                              Neuberger & Berman Management
 Partners Portfolio                           Incorporated
-------------------------------------------------------------------------------
 FIDELITY INVESTMENTS' VARIABLE
  INSURANCE PRODUCTS FUND                     MANAGER
                                              Fidelity Management and Research
 Growth Portfolio                             Company
                                              Fidelity Management and Research
 Equity Income Portfolio                      Company
-------------------------------------------------------------------------------
 FIDELITY INVESTMENTS' VARIABLE INSURANCE
  PRODUCTS FUND II                            MANAGER
                                              Fidelity Management and Research
 Asset Manager Portfolio                      Company
                                              Fidelity Management and Research
 Index 500 Portfolio                          Company
-------------------------------------------------------------------------------
 MORGAN STANLEY UNIVERSAL FUNDS, INC.         MANAGER
 Emerging Markets Equity (International)      Morgan Stanley Asset Management
  Portfolio                                   Inc.

--------------------------------------------------------------------------------
  Contract values and annuity payments based upon investment in one or more of the investment funds vary in accordance with the investment experience of the selected Funds.

  Under the combination variable and fixed annuity contract, purchasers may also allocate their contract value to fixed interest accounts funded through and backed by Penn Mutual's general account.
  The variable annuity contract is offered only to owners of a companion fixed annuity issued by Penn Mutual in prior years.

  Under some circumstances, early withdrawals from the combination variable and fixed annuity contract may be subject to a contingent deferred sales charge ranging from 7% on withdrawals made in the first contract year down to 1% on withdrawals made in the tenth contract year and early withdrawals from the variable annuity contract may be subject to a 5% contingent deferred sales charge. In addition, early withdrawals from both contracts may be subject to a 10% additional income tax.
  The combination variable and fixed annuity contract may be returned within ten days of receipt for a full refund of the variable account value and a full refund of purchase payments credited to the fixed interest accounts. The variable annuity contract may be returned within ten days of receipt for a full refund of the contract value. Longer free look periods and full refund of purchase payments are required for contracts sold in some states.
  This prospectus sets forth concisely the information a prospective investor should know before investing. It should be retained for future reference.
  A statement of additional information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available, at no charge, by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call, toll free, 1-800-523-0650. The table of contents of the statement of additional information is at the end of this prospectus.
THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR EACH APPLICABLE FUND.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS

--------------------------------------------------------------------------------
SPECIAL TERMS...............................................................   3
--------------------------------------------------------------------------------
EXPENSES....................................................................   4
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.............................................   8
--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY......................................  14
  The Separate Account......................................................  14
  Penn Series Funds, Inc....................................................  14
  American Century Variable Portfolios, Inc.................................  15
  Neuberger & Berman Advisers Management Trust..............................  15
  Fidelity Investments' Variable Insurance Products Fund....................  16
  Fidelity Investments' Variable Insurance Products Fund II.................  16
  Morgan Stanley Universal Funds, Inc.......................................  16
--------------------------------------------------------------------------------
THE CONTRACTS...............................................................  16
  Purchases.................................................................  17
  Accumulation Units........................................................  17
  Annuity Payments..........................................................  18
  Payment on Death..........................................................  18
  Transfers.................................................................  19
  Withdrawals...............................................................  19
  Deferment of Payments and Transfers.......................................  20
  Deductions and Expenses...................................................  20
--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS..................................................  22
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS...........................................  23
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS................................  25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meaning:
  ACCUMULATION UNIT: With respect to the Variable/Fixed Contract, a unit of measure used to compute the Variable Account Value prior to the Annuity Date; with respect to the Variable Contract, a unit of measure used to compute the Contract Value prior to the Annuity Date.
  ANNUITANT: The person during whose life annuity payments are made.
  ANNUITY DATE: The date on which annuity payments start.
  CONTRACT: The combination variable and fixed annuity contract or the variable annuity contract described in this prospectus.
  CONTRACT OWNER: The person specified in the Contract as the contract owner. CONTRACT VALUE: With respect to the Variable/Fixed Contract, the sum of the Variable Account Value and the Fixed Account Value; with respect to the Variable Contract, the value of amounts held under the Contract in all subaccounts of the Separate Account.
  FIXED ACCOUNT VALUE: The value of amounts held under the Variable/Fixed Contract in all fixed interest options.

  SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.
  VARIABLE ACCOUNT VALUE: The value of amounts held under the Variable/Fixed Contract in all subaccounts of the Separate Account.
  VARIABLE CONTRACT: The variable annuity contract described in this prospectus.
  VARIABLE/FIXED CONTRACT: The combination variable and fixed annuity contract described in this prospectus.
  WE: A reference to "we" or "us" denotes The Penn Mutual Life Insurance
  Company.

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments...............................  None
Maximum Contingent Deferred Sales Load
 Variable/Fixed Contract..............................................    7%*
 Variable Contract....................................................    5%**
Exchange Fee..........................................................  None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE.........................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT
 VALUE)
Mortality and Expense Risk Charge..................................... 1.25%
Account Fees and Expenses.............................................  None
                                                                       -----
Total Separate Account Annual Expenses................................ 1.25%

-----------------------

* As a percentage of the amount withdrawn, provided the charge will never be more than 8 1/2% of the total of all purchase payments credited to the Separate Account. After the first contract year, the charge will not be made on the first withdrawal in a contract year to the extent the withdrawal does not exceed 10% of the contract value. See "Deductions and Expenses" in this prospectus for information on the decline in the percentage charge over time and other limitations on the charge.
** As a percentage of the sum of all purchase payments made within seven years of withdrawal or as a percentage of the amount withdrawn, whichever is less. The charge will not be made on that portion of the first withdrawal in a contract year that does not exceed 10% of purchase payments made one year or more prior to the withdrawal. See "Deductions and Expenses" in this prospectus for information on the decline in the percentage charge over time and other limitations on the charge.

-------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.**
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                         MANAGEMENT  ADMINISTRATIVE                      TOTAL
                         FEES (AFTER AND CORPORATE  ACCOUNTING  OTHER     FUND
                           WAIVER)   SERVICES FEES     FEES    EXPENSES EXPENSES
                         ----------- -------------- ---------- -------- --------
Growth Equity...........    0.50%        0.15%        0.07%     0.05%    0.77%
Value Equity............    0.50%        0.15%        0.06%     0.05%    0.76%
Small Capitalization....    0.50%        0.15%        0.10%     0.10%    0.85%
Emerging Growth.........    0.80%        0.15%        0.08%     0.12%    1.15%
Flexibly Managed........    0.50%        0.15%        0.05%     0.06%    0.76%
International Equity....    0.75%        0.15%        0.08%     0.15%    1.13%
Quality Bond............    0.45%        0.15%        0.08%     0.07%    0.75%
High Yield Bond.........    0.50%        0.15%        0.08%     0.08%    0.81%
Money Market............    0.40%        0.15%        0.08%     0.07%    0.70%

-----------------------

** The expenses presented are for the last fiscal year. In the absence of voluntary fee waivers by the investment adviser and administrator of the Fund, the total expenses of the Emerging Growth Fund would have been 1.41%.

-------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                       MANAGEMENT             OTHER   TOTAL FUND
                                          FEES    12B-1 FEES EXPENSES  EXPENSES
                                       ---------- ---------- -------- ----------
Capital Appreciation..................   1.00%       None      None     1.00%

-------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST***
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                               MANAGEMENT,
                                               ADVISORY AND
                                              ADMINISTRATION  OTHER   TOTAL FUND
                                                   FEES      EXPENSES  EXPENSES
                                              -------------- -------- ----------
Limited Maturity Bond........................      0.65%       0.12%     0.77%
Balanced.....................................      0.85%       0.19%     1.04%
Partners Fund................................      0.80%       0.06%     0.86%

-----------------------

*** Neuberger & Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolios and include each Portfolio's pro rata portion of the operating expenses of each Portfolio's corresponding Series. The Portfolios pay Neuberger & Berman Management Inc. ("NBMI") an administration fee based on the Portfolio's net asset value. Each Portfolio's corresponding Series pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio level in a unified fee rate. Total Annual Expenses for each portfolio have been restated based upon current administration fees for the Portfolio and management fees for its corresponding Series. See "Expenses" in the Trust's Prospectus.

-------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND++
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                  MANAGEMENT  OTHER   TOTAL FUND
                                                     FEES    EXPENSES  EXPENSES
                                                  ---------- -------- ----------
Equity-Income....................................    0.50%     0.07%     0.57%
Growth...........................................    0.60%     0.07%     0.67%

-----------------------
++ The expenses presented are for the last fiscal year. A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, total expenses would have been 0.58% for the Equity Income Portfolio and 0.69% for the Growth Portfolio.

-------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                 MANAGEMENT   OTHER   TOTAL FUND
                                                   FEES     EXPENSES   EXPENSES
                                                 ---------- --------- ----------
++Asset Manager.................................    0.55%     0.09%      0.64%
+++Index 500....................................    0.24%     0.04%      0.28%

-----------------------

++ The expenses presented are for the last fiscal year. A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, total expenses would have been 0.65% for the Asset Manager Portfolio.

+++ The expenses presented are for the last fiscal year. In the absence of voluntary fee waivers by the investment adviser, total expenses would have been 0.40% for the Index 500 Portfolio.

-------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                 MANAGEMENT  OTHER   TOTAL FUND
                                                    FEES    EXPENSES  EXPENSES
                                                 ---------- -------- ----------
Emerging Markets Equity (International)             1.25%     0.50%     1.75%
 Portfolio......................................

-----------------------
  The purpose of this foregoing table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear directly and indirectly. The table shows Contract expenses and underlying Fund expenses. See the accompanying prospectuses of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. for information on expenses.
  Premium taxes may be applicable. See Deductions and Expenses in this prospectus.
--------------------------------------------------------------------------------
EXAMPLE

  If you own a Variable/Fixed Contract, make purchase payments only during the first year and surrender your contract at the end of the applicable period, you would pay the following expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                         ONE  THREE FIVE   TEN
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Penn Series Growth Equity Fund.......................... $86  $115  $144  $242
Penn Series Value Equity Fund........................... $86  $114  $143  $241
Penn Series Small Capitalization Fund................... $87  $117  $148  $251
Penn Series Emerging Growth Fund........................ $90  $126  $162  $281
Penn Series Flexibly Managed Fund....................... $86  $114  $143  $241
Penn Series International Equity Fund................... $89  $125  $161  $279
Penn Series Quality Bond Fund........................... $86  $114  $143  $241
Penn Series High Yield Bond Fund........................ $86  $116  $146  $247
Penn Series Money Market Fund........................... $85  $113  $140  $235
American Century Capital Appreciation Portfolio......... $88  $121  $155  $266
Neuberger & Berman Limited Maturity Bond Portfolio...... $86  $115  $144  $242
Neuberger & Berman Balanced Portfolio................... $89  $122  $157  $270
Neuberger & Berman Partners Portfolio................... $87  $117  $148  $252
Fidelity's Growth Portfolio............................. $85  $112  $139  $232
Fidelity's Equity Income Portfolio...................... $84  $109  $134  $221
Fidelity's Asset Manager Portfolio...................... $85  $111  $137  $229
Fidelity's Index 500 Portfolio.......................... $81  $100  $119  $190
Morgan Stanley Emerging Markets Equity (International)
 Portfolio.............................................. $95  $143  $191  $339

--------------------------------------------------------------------------------
EXAMPLE

  If you own a Variable/Fixed Contract, make purchase payments in any contract year after the first and surrender your contract at the end of the applicable period, you would pay the following expenses on each $1,000 invested on the date the Contract was purchased, assuming 5% annual return on assets:

                                                         ONE  THREE FIVE   TEN
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Penn Series Growth Equity Fund.......................... $86  $115  $149  $254
Penn Series Value Equity Fund........................... $86  $114  $148  $253
Penn Series Small Capitalization Fund................... $87  $117  $153  $263
Penn Series Emerging Growth Fund........................ $90  $126  $167  $293
Penn Series Flexibly Managed Fund....................... $86  $114  $148  $253
Penn Series International Equity Fund................... $89  $125  $166  $291
Penn Series Quality Bond Fund........................... $86  $114  $148  $253
Penn Series High Yield Bond Fund........................ $86  $116  $151  $259
Penn Series Money Market Fund........................... $85  $113  $145  $247
American Century Capital Appreciation Portfolio......... $88  $121  $160  $278
Neuberger & Berman Limited Maturity Bond Portfolio...... $86  $115  $149  $254
Neuberger & Berman Balanced Portfolio................... $89  $122  $162  $282
Neuberger & Berman Partners Portfolio................... $87  $117  $153  $264
Fidelity's Growth Portfolio............................. $85  $112  $144  $244
Fidelity's Equity Income Portfolio...................... $84  $109  $139  $234
Fidelity's Asset Manager Portfolio...................... $85  $111  $142  $241
Fidelity's Index 500 Portfolio.......................... $81  $100  $124  $202
Morgan Stanley Emerging Markets Equity (International)
 Portfolio.............................................. $95  $143  $196  $350

--------------------------------------------------------------------------------
EXAMPLE

  If you own a Variable Contract and surrender your contract at the end of the applicable period, you would pay the following expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                         ONE  THREE FIVE   TEN
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Penn Series Growth Equity Fund.......................... $68  $115  $162  $242
Penn Series Value Equity Fund........................... $68  $115  $162  $241
Penn Series Small Capitalization Fund................... $68  $117  $167  $251
Penn Series Emerging Growth Fund........................ $71  $126  $182  $281
Penn Series Flexibly Managed Fund....................... $68  $115  $162  $241
Penn Series International Equity Fund................... $71  $125  $181  $279
Penn Series Quality Bond Fund........................... $68  $115  $162  $241
Penn Series High Yield Bond Fund........................ $68  $116  $165  $247
Penn Series Money Market Fund........................... $67  $113  $159  $235
American Century Capital Appreciation Portfolio......... $70  $122  $174  $266
Neuberger & Berman Limited Maturity Bond Portfolio...... $68  $115  $162  $242
Neuberger & Berman Balanced Portfolio................... $70  $123  $176  $270
Neuberger & Berman Partners Portfolio................... $69  $118  $167  $252
Fidelity's Growth Portfolio............................. $67  $112  $157  $232
Fidelity's Equity Income Portfolio...................... $66  $109  $152  $221
Fidelity's Asset Manager Portfolio...................... $66  $111  $156  $229
Fidelity's Index 500 Portfolio.......................... $63  $100  $137  $190
Morgan Stanley Emerging Markets Equity (International)
 Portfolio.............................................. $77  $143  $211  $339

--------------------------------------------------------------------------------
EXAMPLE
  If you own either a Variable/Fixed Contract or a Variable Contract and do not surrender your contract, or you elect an annuity option at the end of the applicable time period, you would pay the following expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                         ONE  THREE FIVE   TEN
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Penn Series Growth Equity Fund.......................... $21   $66  $112  $242
Penn Series Value Equity Fund........................... $21   $65  $112  $241
Penn Series Small Capitalization Fund................... $22   $68  $117  $251
Penn Series Emerging Growth Fund........................ $25   $77  $132  $281
Penn Series Flexibly Managed Fund....................... $21   $65  $112  $241
Penn Series International Equity Fund................... $25   $76  $131  $279
Penn Series Quality Bond Fund........................... $21   $65  $112  $241
Penn Series High Yield Bond Fund........................ $22   $67  $115  $247
Penn Series Money Market Fund........................... $21   $63  $109  $235
American Century Capital Appreciation Portfolio......... $24   $72  $124  $266
Neuberger & Berman Limited Maturity Bond Portfolio...... $21   $66  $112  $242
Neuberger & Berman Balanced Portfolio................... $24   $74  $126  $270
Neuberger & Berman Partners Portfolio................... $22   $68  $117  $252
Fidelity's Growth Portfolio............................. $20   $62  $107  $232
Fidelity's Equity Income Portfolio...................... $19   $59  $102  $221
Fidelity's Asset Manager Portfolio...................... $20   $62  $106  $229
Fidelity's Index 500 Portfolio.......................... $16   $50   $87  $190
Morgan Stanley Emerging Markets Equity (International)
 Portfolio.............................................. $31   $95  $161  $339

  The examples are based upon data for the fiscal year ended December 31, 1997 and assume an average Variable Account Value or Contract Value of approximately $9,161. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES UNDER YOUR CONTRACT; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION


--------------------------------------------------------------------------------
The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in the tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                                                  YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------
                         1997                1996                1995                1994                1993
---------------------------------------------------------------------------------------------------------------------
                               NON-                NON-                NON-                NON-                NON-
                     QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL
---------------------------------------------------------------------------------------------------------------------
Accumulation
 Unit Value,
 beginning of
 period.........  $   38.550 $ 38.235 $   32.596 $ 32.327 $   26.102 $ 25.887 $   28.766 $ 28.528 $   25.906 $ 25.692
Accumulation
 Unit Value, end
 of period......  $   48.256 $ 47.859 $   38.550 $ 38.235 $   32.596 $ 32.327 $   26.102 $ 25.887 $   28.766 $ 28.528
Number of
 Accumulation
 Units
 outstanding,
 end of period..   1,794,481  617,717  1,830,081  620,903  1,991,646  674,290  2,119,836  717,328  2,042,023  685,110
---------------------------------------------------------------------------------------------------------------------
                         1992
---------------------------------------------------------------------------------------------------------------------
                               NON-
                     QUAL      QUAL
---------------------------------------------------------------------------------------------------------------------
Accumulation
 Unit Value,
 beginning of
 period.........  $   24.756 $ 24.552
Accumulation
 Unit Value, end
 of period......  $   25.906 $ 25.692
Number of
 Accumulation
 Units
 outstanding,
 end of period..   2,004,015  669,679

                                                      YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                 1991                1990                1989                1988
---------------------------------------------------------------------------------------------------------
                                       NON-                NON-                NON-                NON-
                             QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....  $   18.605 $ 18.451 $   21.204 $ 21.029 $   16.356 $ 16.221 $   14.702 $ 14.581
Accumulation Unit Value,
 end of period..........  $   24.756 $ 24.552 $   18.605 $ 18.451 $   21.204 $ 21.029 $   16.356 $ 16.221
Number of Accumulation
 Units outstanding, end
 of period..............   1,680,322  518,717  1,470,210  439,287  1,284,583  333,486  1,309,408  360,185
---------------------------------------------------------------------------------------------------------

(a)Growth Stock Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES VALUE EQUITY FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                        1997      1996      1995      1994      1993      1992      1991      1990      1989     1988
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit
 Value, beginning of
 period.............  $  30.819 $  24.928 $  18.361 $  18.062 $  17.080 $  15.058 $  11.939 $  13.157 $  11.802 $ 9.226
Accumulation Unit
 Value, end of
 period.............  $  38.038 $  30.819 $  24.928 $  18.361 $  18.062 $  17.080 $  15.058 $  11.939 $  13.157 $11.802
Number of
 Accumulation Units
 outstanding, end of
 period.............  5,409,879 4,907,784 4,235,839 3,886,404 3,693,652 2,865,294 2,207,661 1,883,581 1,802,897 918,020
-----------------------------------------------------------------------------------------------------------------------

(a)Equity Income Fund Subaccount prior to November 1, 1992.
--------------------------------------------------------------------------------
PENN SERIES SMALL CAPITALIZATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                     YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                      1997      1996   1995(A)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period...... $   13.211 $ 11.171 $ 10.000
Accumulation Unit Value, end of period............ $   16.051 $ 13.211 $ 11.171
Number of Accumulation Units outstanding, end of
 period...........................................  1,104,032  587,385  137,653
-------------------------------------------------------------------------------

(a)For the period May 1, 1995 (date subaccount was established) through
December 31, 1995.
--------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                                1997(A)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period...........        $ 10.000
Accumulation Unit Value, end of period.................        $ 13.806
Number of Accumulation Units outstanding, end of
 period................................................         308,169
-------------------------------------------------------------------------------

(a)For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                        1997      1996      1995      1994      1993      1992      1991      1990      1989     1988
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit
 Value, beginning of
 period.............  $  49.262 $  42.865 $  35.496 $  34.514 $  30.179 $  27.893 $  23.215 $  23.712 $  19.832 $16.898
Accumulation Unit
 Value, end of
 period.............  $  56.265 $  49.262 $  42.865 $  35.496 $  34.514 $  30.179 $  27.893 $  23.215 $  23.712 $19.832
Number of
 Accumulation Units
 outstanding, end of
 period.............  5,974,993 5,711,843 4,946,240 4,198,305 3,143,601 2,327,829 1,664,751 1,237,347 1,129,858 853,647
-----------------------------------------------------------------------------------------------------------------------

(a)Capital Appreciation Fund Subaccount prior to November 1, 1992.
--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                             YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------
                             1997       1996       1995       1994       1993    1992(A)
----------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....  $   16.659 $   14.434 $   12.843 $   13.880 $   10.175 $10.000
Accumulation Unit Value,
 end of period..........  $   18.164 $   16.659 $   14.434 $   12.843 $   13.880 $10.175
Number of Accumulation
 Units outstanding, end
 of period..............   4,155,960  4,012,762  3,388,479  3,556,098  1,847,892  92,386
----------------------------------------------------------------------------------------

(a)For the period November 2, 1992 (date subaccount was established) through December 31, 1992.
--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                            YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                          1997      1996      1995      1994      1993      1992      1991      1990     1989    1988
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit
 Value, beginning of
 period...............  $  18.990 $  18.465 $  15.562 $  16.639 $  15.088 $  14.336 $  12.558 $  11.776 $10.580 $ 9.968
Accumulation Unit
 Value, end of period.  $  20.260 $  18.990 $  18.465 $  15.562 $  16.639 $  15.088 $  14.336 $  12.558 $11.776 $10.580
Number of Accumulation
 Units outstanding,
 end of period........  1,497,635 1,664,378 1,869,975 1,890,869 1,953,188 1,337,087 1,229,163 1,075,187 769,467 274,657
-----------------------------------------------------------------------------------------------------------------------

(a)Fixed Income Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                           YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
                            1997      1996      1995      1994      1993     1992    1991    1990    1989    1988
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....  $  29.276 $  26.033 $  22.644 $  24.742 $  20.918 $18.291 $13.534 $15.035 $15.325 $13.193
Accumulation Unit Value,
 end of period..........  $  33.476 $  29.276 $  26.033 $  22.644 $  24.742 $20.918 $18.291 $13.534 $15.035 $15.325
Number of Accumulation
 Units outstanding,
 end of period..........  1,261,904 1,185,318 1,194,944 1,264,890 1,257,271 705,414 594,530 613,408 817,147 708,838
-------------------------------------------------------------------------------------------------------------------

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------
                            1997      1996      1995     1994    1993    1992    1991    1990    1989    1988
---------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....  $  18.817 $  18.148 $  17.416 $17.003 $16.791 $16.491 $15.732 $14.893 $13.844 $13.089
Accumulation Unit Value,
 end of period..........  $  19.541 $  18.817 $  18.148 $17.416 $17.003 $16.791 $16.491 $15.732 $14.893 $13.844
Number of Accumulation
 Units outstanding,
 end of period..........  1,120,603 1,192,388 1,062,385 825,274 658,620 698,584 769,958 965,117 753,052 319,671

--------------------------------------------------------------------------------
AMERICAN CENTURY CAPITAL APPRECIATION PORTFOLIO SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                          YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                               1997       1996       1995       1994    1993 (B)
--------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period......  $   13.282 $   14.057 $   10.857 $   11.124 $ 10.000
Accumulation Unit Value,
 end of period............  $   12.690 $   13.282 $   14.057 $   10.857 $ 11.124
Number of Accumulation
 Units outstanding, end of
 period...................   1,567,237  2,183,381  2,157,888  1,791,799  716,404
--------------------------------------------------------------------------------

(a)TCI Growth Portfolio Subaccount prior to May 1, 1997.
(b)For the period May 1, 1993 (date subaccount was established) through
December 31, 1993.
--------------------------------------------------------------------------------
NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                      1997     1996     1995     1994   1993 (A)
--------------------------------------------------------------------------------
Accumulation Unit Value, beginning
 of period........................  $ 11.330 $ 10.999 $ 10.039 $ 10.181 $ 10.000
Accumulation Unit Value, end of
 period...........................  $ 11.943 $ 11.330 $ 10.999 $ 10.039 $ 10.181
Number of Accumulation Units
 outstanding, end of period.......   465,682  459,223  444,986  448,825  311,665
--------------------------------------------------------------------------------

(a)For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

--------------------------------------------------------------------------------
NEUBERGER & BERMAN BALANCED PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                          YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                               1997       1996       1995       1994    1993 (A)
--------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period......  $   13.182 $   12.488 $   10.218 $   10.706 $ 10.000
Accumulation Unit Value,
 end of period............  $   15.551 $   13.182 $   12.488 $   10.218 $ 10.706
Number of Accumulation
 Units outstanding, end of
 period...................   1,466,154  1,535,496  1,468,254  1,223,496  621,326
--------------------------------------------------------------------------------

(a)For the period May 1, 1993 (date subaccount was established) through
December 31, 1993.
--------------------------------------------------------------------------------

NEUBERGER & BERMAN PARTNER'S PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                                1997(A)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period...........        $ 10.000
Accumulation Unit Value, end of period.................        $ 12.411
Number of Accumulation Units outstanding, end of
 period................................................         665,382
-------------------------------------------------------------------------------

(a)For the period May 1, 1997 (date subaccount was established) through
December 31, 1997.
--------------------------------------------------------------------------------

FIDELITY INVESTMENTS' EQUITY INCOME FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                     YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                     1997       1996    1995(A)
--------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period....  $   13.453 $   11.920 $ 10.000
Accumulation Unit Value, end of period..........  $   17.021 $   13.453 $ 11.920
Number of Accumulation Units outstanding, end of
 period.........................................   3,352,648  2,498,343  581,691
--------------------------------------------------------------------------------

(a)For the period May 1, 1995 (date subaccount was established) through
December 31, 1995.
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                     YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                     1997       1996    1995(A)
--------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period....  $   14.000 $   12.359 $ 10.000
Accumulation Unit Value, end of period..........  $   17.073 $   14.000 $ 12.359
Number of Accumulation Units outstanding, end of
 period.........................................   3,157,234  2,620,543  690,602
--------------------------------------------------------------------------------

(a)For the period May 1, 1995 (date subaccount was established) through
December 31, 1995.
--------------------------------------------------------------------------------

FIDELITY INVESTMENTS' ASSET MANAGER FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                         1997    1996   1995(A)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $12.623 $11.153 $10.000
Accumulation Unit Value, end of period................. $15.040 $12.623 $11.153
Number of Accumulation Units outstanding, end of
 period................................................ 577,711 383,267 117,290
-------------------------------------------------------------------------------

(a)For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------

FIDELITY INVESTMENTS' INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                                1997(A)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period...........        $ 10.000
Accumulation Unit Value, end of period.................        $ 12.162
Number of Accumulation Units outstanding, end of
 period................................................         703,585
-------------------------------------------------------------------------------

(a)For the period May 1, 1997 (date subaccount was established) through
December 31, 1997.
--------------------------------------------------------------------------------

MORGAN STANLEY EMERGING MARKETS EQUITY (INTERNATIONAL) FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                                1997(A)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period...........        $ 10.000
Accumulation Unit Value, end of period.................        $  8.975
Number of Accumulation Units outstanding, end of
 period................................................         248,001
-------------------------------------------------------------------------------

(a)For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

  The financial statements of the Separate Account for the year ended December 31, 1997 are included in the statement of additional information referred to on the cover page of this prospectus.
--------------------------------------------------------------------------------
  In advertisements of the Contracts, Penn Mutual may provide information on total return performance and on annual changes in accumulation unit values. We may also provide information on "yields" and "effective yields" on investments in the Money Market Fund subaccount.
  Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the subaccount has been in existence. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show average annual rates of total return, assuming other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).
  The "yield" on an investment in the Money Market Fund subaccount refers to the income generated by the investment over a 7-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

The Penn Mutual Life Insurance Company ("Penn Mutual") is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. Our home office is located at 600 Dresher Road, Horsham, PA 19044 and our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

Penn Mutual Variable Annuity Account III was established as a separate account of Penn Mutual on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account" within the meaning of the federal securities laws.

  The Separate Account is divided into subaccounts for investments in investment portfolios of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. In addition, there are two subaccounts for investment in shares of the Growth Equity Fund of Penn Series Funds, Inc.--one for Contracts which were issued in connection with tax qualified retirement plans and one for Contracts which were not issued in connection with such plans. Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any other business of Penn Mutual. Penn Mutual is obligated to pay all benefits and make all payments provided under the Contracts.

  Assets held in the Separate Account under the Contracts described in this prospectus are invested, at the direction of the Contract Owner, in one or more Funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Instruments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc.
  Under the Investment Company Act of 1940, as currently interpreted, Contract Owners and persons receiving annuity payments have the right to instruct Penn Mutual as to the voting of the various Fund shares held in the Separate Account pursuant to the Contracts. The number of shares of a Fund for which voting instructions may be given by a Contract Owner is determined by dividing the Contract Owner's interest in the applicable subaccount of the Separate Account by the net asset value per share of the Fund. The number of shares of a Fund for which voting instructions may be given by a person receiving annuity payments is determined by dividing the reserve allocated to the applicable subaccount by the net asset value per share of the Fund. Should the applicable law, or interpretations thereof, change so as to permit us to vote shares of the mutual funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.
  Shares of Penn Series are sold not only to the Separate Account, but also to other separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company, that fund benefits under variable annuity and variable life insurance contracts. Shares of American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger & Berman Advisers Management Trust, directly to qualified pension and retirement plans. For a discussion of possible conflicts involved in the Separate Account investing in Funds that are so offered, see the accompanying Fund prospectuses.

  Like other business organizations and individuals around the world, the Separate Account could be adversely affected if the computer systems do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Penn Mutual is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Separate Account's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Separate Account.
--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.:

  GROWTH EQUITY FUND - seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;

  VALUE EQUITY FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;
  SMALL CAPITALIZATION FUND - seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1 billion.
  EMERGING GROWTH FUND - seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects;
  FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions;
  INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries;
  QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities;
  HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities (see accompanying Penn Series prospectus);
  MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share;

  Independence Capital Management, Inc., Horsham, Pennsylvania, is investment adviser to each of the Funds. OpCap Advisors, New York, New York, is investment sub-adviser to the Value Equity and Small Capitalization Funds. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California is investment sub-adviser to the Emerging Growth Fund.
--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

  CAPITAL APPRECIATION PORTFOLIO - seeks capital growth by investing primarily in common stocks believed to have better-than-average prospects for appreciation. American Century Investment Management, Inc., Kansas City, Missouri, is investment adviser to the Capital Appreciation Portfolio.
--------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:

  LIMITED MATURITY BOND PORTFOLIO - seeks highest current income consistent with low risk to principal and liquidity, primarily by investing in a diversified portfolio of limited maturity debt securities. A secondary objective is capital appreciation. The portfolio invests all of its assets in a series of Advisers Managers Trust (a diversified open-end management investment company) with identical investment objectives, policies and limitations.
  BALANCED PORTFOLIO - seeks long-term capital growth and reasonable current income without undue risk to principal through investment in common stock and debt securities. The portfolio invests all of its assets in a series of Advisers Managers Trust (a diversified open-end management investment company) with identical investment objectives, policies and limitations.

  PARTNERS PORTFOLIO - seeks capital growth by investing primarily in common stocks of established companies, using the value oriented investment approach. Neuberger & Berman reserves the right to make changes in the investment objective, but will notify shareholders thirty days in advance of any proposed material change.
  Neuberger & Berman Management Incorporated, New York, New York, is investment adviser to each series of Advisers Managers Trust underlying the Limited Maturity Bond Portfolio and the Balanced Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

  EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.
  GROWTH PORTFOLIO - seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.
  Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

  ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.
  INDEX 500 PORTFOLIO - seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.
  Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.
--------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.:

  MORGAN STANLEY EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO - seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies which are developing strongly and in which the markets are becoming more sophisticated.
  Morgan Stanley Asset Management, Inc. is investment adviser to the Emerging Markets Equity (International) Portfolio.
--------------------------------------------------------------------------------

FOR MORE INFORMATION ON THE FUNDS AND PORTFOLIOS IN WHICH THE SUBACCOUNTS INVEST, SEE THE ACCOMPANYING PROSPECTUSES FOR PENN SERIES FUNDS, INC., AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., NEUBERGER & BERMAN ADVISERS MANAGEMENT
TRUST, AND FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II AND MORGAN STANLEY UNIVERSAL FUNDS, INC. INVESTORS SHOULD READ THE PROSPECTUSES FOR THE FUNDS IN WHICH THEY ARE INTERESTED BEFORE INVESTING.
--------------------------------------------------------------------------------
THE CONTRACTS

The Contracts offered in this prospectus are a combination variable and fixed annuity contract ("Variable/Fixed Contract") and a variable annuity contract ("Variable Contract").
  The Variable/Fixed Contract provides for investment, through the Separate Account, in one or more of the available Funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, and Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. It also provides for investment in one or more fixed interest accounts. The fixed interest accounts are guaranteed and funded by Penn Mutual through its general account. See FIXED INTEREST OPTIONS in this prospectus. Currently, over the life of the Variable/Fixed Contract, you may invest in one or more of 18 Funds and fixed interest accounts.
  The Variable Contract provides exclusively for investment, through the Separate Account, in one or more of the available Funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, and Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. Owners of Variable Contracts who wish to invest in a fixed annuity contract may transfer amounts or allocate purchase payment to a companion fixed annuity contract offered by Penn Mutual. The Variable Contract is offered only to owners of a companion fixed annuity contract issued by Penn Mutual. Unless otherwise indicated, the term "Contracts," as used in this prospectus, refers to both the Variable/Fixed Contract and the Variable Contract.
  The Contract Owner determines (1) the amount and frequency of the purchase payments to be made to Penn Mutual, (2) the accounts to which the purchase payments are to be allocated, (3) transfers among investment accounts, (4) the form of annuity to be paid after the accumulation period, (5) the beneficiary to whom death benefits are to be paid, and (6) the amount and frequency of withdrawals from the Contract Value.

  During the annuity period, the person entitled to the annuity may transfer Annuity Unit values among subaccounts of the Separate Account. Further, if the annuity is for a specified number of years (under Option 1 in the Contract), the person entitled to the annuity may withdraw the present value of annuity payments remaining to be paid.
  Upon death of the Annuitant prior to the Annuity Date, the beneficiary may elect to receive a death benefit in a lump sum or in the form of an annuity.
  The Contracts may be amended at any time to conform to applicable laws or governmental regulations. If, in our judgment, investment in any of the underlying funds becomes inappropriate to the purposes of the Contracts, we may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another fund for existing and future investments.
  Contract Owner inquiries may be made by writing The Penn Mutual Life
Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call, toll free, 1-800-523-0650.
--------------------------------------------------------------------------------
PURCHASES

  A completed application, together with a check for the first purchase payment, is forwarded to our service office. Normally, a completed application form received at our service office will be accepted within two business days. If an incomplete application is not completed and acted upon within five business days, the purchase payment will be returned unless the Contract Owner requests that we retain it while he or she completes the application. All subsequent purchase payments are sent directly to our service office.
  For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. Total purchase payments credited to a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without the consent of Penn Mutual.
  For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts which are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.
  We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.
  Purchase payments allocated to the Separate Account are credited in the form of Accumulation Units of the subaccount selected. The number of Accumulation Units credited is determined by dividing the purchase payment allocated to the Separate Account by the value of the Accumulation Unit at the end of the valuation period in which the purchase payment is received at our service office or, in a case of the first purchase payment, is accepted by us.
  The principal underwriter of the Contracts (under federal securities laws) is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly owned subsidiary of Penn Mutual.
--------------------------------------------------------------------------------
ACCUMULATION UNITS

  For each subaccount of the Separate Account, the value of an Accumulation Unit was set at $10 when the subaccount was established. The value of an Accumulation Unit may increase or decrease from one valuation period to the next.
  A valuation period is the period from one valuation to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.
  The value of an Accumulation Unit for a valuation period is determined by multiplying the value of an Accumulation Unit for the prior valuation period by the net investment factor for the subaccount for the current valuation period.
  The net investment factor is a measure of (1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charges assessed against the subaccount. Under current law, no taxes are levied against income or gain from investments held in a subaccount.

--------------------------------------------------------------------------------
ANNUITY PAYMENTS

  Contract Owners may choose (1) an annuity for a specified number of years
(not less than 5 or more than 25 for a Variable/Fixed Contract and not less than 5 or more than 30 for the Variable Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) such other form of annuity as we may agree upon. Annuity payments do not start until an annuity option is chosen by the Contract Owner.
  The level of the variable annuity payments is determined by various factors, including the form of annuity chosen, the expected duration of the annuity period, the performance of the applicable investment accounts, and the annuity purchase rates and charges specified in the Contract.
  The mortality and expense risk charges specified in the Contracts are assessed during both the accumulation and annuity pay-out phases of the Contract. We continue to assess the charges during payment of a variable annuity not involving a life contingency although we no longer bear any mortality risk on such payment obligation.
  The variable annuity purchase rates assume an annual net investment return of 4%. If the annual net investment return is greater than 4%, the level of the annuity payments increases. If the annual net investment return is less than
4%, the level of the annuity payments decreases.
  The level of fixed annuity payments under a Variable/Fixed Contract is determined by various factors, including the form of annuity chosen, the expected duration of the annuity period and the amount accumulated and applied under the contract to the fixed annuity.
  Unless the Contract Owner specifies otherwise, the Annuity Date will be the first day of the next month after the Annuitant's 85th birthday for Contracts which are not issued under qualified retirement plans and the first day of
April in the calendar year following the year in which the Annuitant attains the age of 70 1/2 for Contracts which are issued under qualified retirement plans. The Contract Owner or the Contract Owner's surviving beneficiary may change the Annuity Date or annuity option by giving written notice at our service office at least 30 days prior to the current Annuity Date. The Annuity Date under the Variable/ Fixed Contract may not be earlier than the first contract anniversary.
  If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may elect to pay such amount in lump sum in place of an annuity. Annuity payments generally are made on the first day of each month starting with the Annuity Date.
However, if any payment would be less than $50, we may change the frequency of annuity payments so that payments are at least $50 each.
--------------------------------------------------------------------------------
PAYMENT ON DEATH

  Variable/Fixed Contracts sold in most states provide that if the Annuitant (or Contract Owner in some cases, if different) dies prior to the Annuity Date, we will pay the beneficiary the greatest of (1) the sum of all purchase payments, adjusted for withdrawals and contract transfers, (2) the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at our service office or (3) the sum of the Fixed Account Value (if any) on the date of death and the Variable Account Value as of the contract date or, if later, the most recent seven-year contract anniversary occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers. Similarly, Variable Contracts sold in most states provide that if the Annuitant (or Contract Owner in some cases, if different) dies prior to the Annuity Date, we will pay the beneficiary the greatest of (1) the sum of all purchase payments, adjusted for withdrawals and contract transfers,
(2) the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at our service office or (3) the Contract Value as of the contract date or, if later, the most recent seven year contract anniversary occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers. With respect to Contracts sold in Texas, if the Annuitant (or the Contract Owner in some cases, if different) dies prior to the Annuity Date, Penn Mutual will pay the greater of (1) the sum of all purchase payments, adjusted for withdrawals and contract transfers or (2) the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at Penn Mutual's service office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.
  Payment generally will be in a lump sum and must be paid within five years of the date of death. If the beneficiary is not the decedent's spouse, the beneficiary may elect an annuity option for death payments in lieu of receiving a lump sum payment. If an annuity option is selected, payments must commence within one year of the decedent's death and must be made over a period not longer than the beneficiary's life or over a period not longer than the beneficiary's life expectancy. If the beneficiary is the spouse of the decedent, the beneficiary may elect an annuity option that was available to the decedent. Further, a spousal beneficiary may apply to become the owner of the Contract.

  If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.
  Contract Owners may designate a beneficiary in their purchase applications. Owners of Variable/Fixed Contracts may change the beneficiary at any time before the death of the Contract Owner or Annuitant, whichever occurs first. Owners of Variable Contracts may change the beneficiary while the Annuitant is alive.
--------------------------------------------------------------------------------
TRANSFERS

  Owners of Variable/Fixed Contracts may transfer Accumulation and Annuity Unit Values from one subaccount of the Separate Account to another subaccount of the Separate Account. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our service office. The minimum amount that may be transferred is $250 or, if less, the amount held in the account. Contract Owners may make no more than two transfers in any calendar month and no more than twelve transfers in any calendar year. We reserve the right to charge a fee for transfers in excess of six per calendar year. Within certain additional limitations stated in the Contract, owners of Variable/Fixed Contracts also may transfer Accumulation Unit Values to the Fixed Account and transfer amounts from the Fixed Account to the Variable Account or to another fixed interest option within the Fixed Account.
  Owners of Variable/Fixed Contracts may transfer all or part of the Contract Value to another annuity contract issued by Penn Mutual if both contracts are owned under the same qualified plan by the trustee under the plan.
  Owners of Variable Contracts may transfer Accumulation and Annuity Unit values from one subaccount of the Separate Account to another, subject to a limit of six transfers during a calendar year.
  Owners of a Variable Contract may transfer all or part of the Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions. The owner, annuitant and beneficiary must be the same under both contracts. No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date.

  Subject to such lesser amounts we may establish, the minimum for transfers to contracts which are not issued in connection with qualified retirement plans is $1,000 and the minimum for all other transfers is $250. For partial transfers, the remaining Contract Value must be at least $250.

  Transfers may be made to a Contract from other contracts we have issued to the extent provided in such contracts. Withdrawals from the Contract, attributable to amounts transferred from other contracts with front end sales charges, will not be subject to a deferred sales charge.

  A request for transfer must be received at our service office and all other administrative requirements for transfer must be met to make the transfer. The Separate Account and Penn Mutual will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information before we process a request for transfer made over the telephone.
  DOLLAR COST AVERAGING: If you have a Contract Value of at least $10,000, you may elect to have flat dollar amounts ($100 minimum) transferred monthly or quarterly from one source account to other accounts ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount,
or Fixed Holding Account. The dollar cost averaging term may run from 12 to 60 months, or until you give notice of a change in allocation or cancellation of the feature.
  AUTOMATIC REBALANCING: You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options. Dollar cost averaging and automatic rebalancing may not be in effect at the same time.
--------------------------------------------------------------------------------
WITHDRAWALS

  Prior to the earlier of the death of the Annuitant (or the Contract Owner) or the Annuity Date, the Contract Owner may withdraw all or part of the Contract Value. After the Annuity Date, a Contract Owner who has chosen an annuity for a specified number of years under Option 1 of the Contract (or other person receiving such annuity), may withdraw the present value of the annuity. Withdrawals will be based on values at the end of the valuation period in which the written request for withdrawal (and the Contract, in case of full withdrawal) are received at our service office. Payment will normally be made within seven days of receipt of the written request and the Contract, if required. A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.
  With respect to Contracts qualifying under Section 403(b) of the Internal Revenue Code, there are certain restrictions on withdrawals. Withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction agreement may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). The restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the
Securities and Exchange Commission to the American Council of Life Insurance dated November 28, 1988. Penn Mutual will comply with the conditions set forth in that letter.
--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

  We reserve the right to defer a withdrawal, a transfer of values or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.
--------------------------------------------------------------------------------
DEDUCTIONS AND EXPENSES

  Each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified), we deduct a contract administration charge of $30 or 2% of the current value of the variable accounts, whichever is less, from the amount held under the Contract in the Separate Account. This charge is made solely to reimburse us for expenses we incur in administering the Contracts and the Separate Account. The charge is made by canceling Accumulation Units credited to the Contract.
  We deduct a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. This charge is made to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

  We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under the Contract.
  A contingent deferred sales charge may be deducted in the event of full or partial withdrawal of the Contract Value or withdrawal of the present value of remaining annuity payments. This charge is made to cover sales expenses that we have incurred. Sales expenses which are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the expense and mortality risk charges.
  With respect to the Variable/Fixed Contract, if the contingent deferred sales charge applies, it will be calculated in accordance with the following schedules. First, if no purchase payments have been made after the first contract year, the deferred sales charge will equal:

          WITHDRAWAL DURING                       DEFERRED SALES CHARGE AS A
            CONTRACT YEAR                       PERCENTAGE OF AMOUNT WITHDRAWN
  ----------------------------------------------------------------------------
            1                                             7.0%
  ----------------------------------------------------------------------------
            2                                             6.0%
  ----------------------------------------------------------------------------
            3                                             5.0%
  ----------------------------------------------------------------------------
            4                                             4.0%
  ----------------------------------------------------------------------------
            5                                             3.0%
  ----------------------------------------------------------------------------
            6                                             2.0%
  ----------------------------------------------------------------------------
            7                                             1.0%
  ----------------------------------------------------------------------------
            8 and later                                   No Charge
  ----------------------------------------------------------------------------

  Second, if purchase payments have been made in any contract year after the first, the deferred sales charge will equal:

          WITHDRAWAL DURING                       DEFERRED SALES CHARGE AS A
            CONTRACT YEAR                       PERCENTAGE OF AMOUNT WITHDRAWN
  ----------------------------------------------------------------------------
            1                                             7.0%
  ----------------------------------------------------------------------------
            2                                             6.0%
  ----------------------------------------------------------------------------
            3                                             5.0%
  ----------------------------------------------------------------------------
            4                                             4.0%
  ----------------------------------------------------------------------------
            5                                             3.5%
  ----------------------------------------------------------------------------
            6                                             3.0%
  ----------------------------------------------------------------------------
            7                                             2.5%
  ----------------------------------------------------------------------------
            8                                             2.0%
  ----------------------------------------------------------------------------
            9                                             1.5%
  ----------------------------------------------------------------------------
            10                                            1.0%
  ----------------------------------------------------------------------------
            11 and later                                  No Charge
  ----------------------------------------------------------------------------

  Once in each contract year on or after the last day of the first contract year the Owner of a Variable/Fixed Contract may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

  With respect to the Variable Contract, if the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal or (b) 5% of the amount withdrawn. Under no circumstances will the charge ever exceed 5% of total purchase payments. No charge will be made on that portion of the first withdrawal in a contract year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. The 10% free withdrawal referred to in the preceding sentence may be taken in either one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the contract year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following percentages of the Contract Value:

          CONTRACT YEAR                                             PERCENTAGE
  ----------------------------------------------------------------------------
             Eighth                                                    25%
  ----------------------------------------------------------------------------
             Ninth                                                     50%
  ----------------------------------------------------------------------------
             Tenth                                                     75%
  ----------------------------------------------------------------------------

  No charge will be made on the first withdrawal in any contract year after the tenth contract year.

  The Contract Owner may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) the Contract Owner (or Annuitant under a qualified retirement plan) is disabled as defined in
Section 72 (m) (7) of the Internal Revenue Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date and (iii) the disability has continued without interruption for four months.
  The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.
  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Any premium taxes payable will be deducted upon annuitization. Currently, they range from 0% to 3.5%.

--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN PENN MUTUAL'S GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. THE GENERAL ACCOUNT AND ANY INTERESTS HELD IN THE GENERAL ACCOUNT ARE THEREFORE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS. PENN MUTUAL HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. DISCLOSURE REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN THIS PROSPECTUS.
  Owners of Variable/Fixed Contracts may allocate or transfer all or part of the amount credited to their Contracts to one or more of the following fixed interest options in the Fixed Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the
Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the
Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than the 52 week Treasury Bill discount rate obtained from the most recent regularly scheduled auction.
  Owners of Variable/Fixed Contracts may transfer Fixed Account funds to the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. In no event will the premature withdrawal charge invade the Contract Owner's principal investment in the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in Penn Mutual's general account is not feasible.
  Owners of Variable/Fixed Contracts qualifying under Section 403(b) of the
Code may be able to borrow against a portion of the amount credited under their Contract, provided the loan privilege has been approved in the applicable state. The loan will be made from the general account of Penn Mutual. Because this prospectus generally is limited to describing the variable portion of the Contract, you should review the Contract loan endorsement or consult your Penn Mutual representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments. The following paragraphs describe how exercise of the loan privilege may relate to the Variable Account Value.
  First, at the time a contract loan is made and in accordance with the
Contract Owner's direction, an amount equal to the initial loan amount will be transferred from the Contract's investment options to an account in Penn Mutual's general account called the "Restricted Account." Amounts transferred from investment options to the Restricted Account will not participate in the investment experience of those investment options. Amounts transferred to the Restricted Account will generally earn interest at a rate 2 1/2 percentage points less than the rate of interest charged on the loan.
  Second, on a Contract anniversary, the accrued interest in the Restricted Account will be transferred to the Contract Owner's investment options in accordance with the Contract Owner's current payment allocation instructions.
  Third, loan repayments, which are due quarterly, will result in the transfer of an amount equal to the principal portion of the repayment from the
Restricted Account to the Fixed Holding Account. Contract Owners may then transfer amounts from the Fixed Holding Account to the other investment options offered under the Contract.
  Fourth, if a payment or the entire loan is in default as defined in the Contract, Penn Mutual will report the amount of the default to the Internal Revenue Service as a taxable distribution and, if the Owner is under age 59
1/2, as a premature distribution. Subject to restrictions in Section 403(b) of the Code, the amount of any missed payment, plus interest, or the entire loan balance, plus interest, if the entire loan is in default, plus any applicable contingent deferred sales charge, will be withdrawn by Penn Mutual from the Contract's investment options in accordance with the Contract Owner's direction in the Loan Request and Agreement. The net proceeds from the withdrawal will be used to repay the loan. If a withdrawal is restricted under the Code, the outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. Thus, when an event takes place which makes withdrawal from the Contract permissible under the Code, such as attainment of age 59 1/2, disability or death, the Contract will be checked to determine if there is an outstanding loan balance for which one or more payments have been missed. If so, funds necessary to pay the overdue amount, plus any applicable contingent deferred sales charge, will be withdrawn from the Contract's investment options in the order set forth in the preceding paragraph. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.
  Loans are subject to the terms of the Contract, the Code and the Employee Retirement Income Security Act of 1974, all of which may impose restrictions. Penn Mutual reserves the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

  The following brief discussion of federal income tax considerations is based on the law as in effect on the date of this prospectus. The Government Accounting Office and the Treasury Department have submitted congressionally mandated studies of the tax treatment of life insurance and annuities. Whether these studies will result in any subsequent legislative changes in the tax treatment of annuity contracts is uncertain. It is anticipated, however, that any legislative changes will be prospective in nature.
  Under current law, no federal income taxes are imposed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or death benefit or as annuity payments under an annuity option.
  For a withdrawal or death benefit, the taxable portion is generally the amount in excess of the cost basis of the Contract. Amounts withdrawn by the Contract Owner or received as a death benefit by the designated beneficiary are treated first as taxable income to the extent of the excess of the Contract Value over the purchase payments made under the Contract. Such taxable portion is taxed at ordinary income tax rates. Designation of a beneficiary who is either 37 1/2 years younger than the Contract Owner or a grandchild of the Contract Owner may have Generation Skipping Transfer Tax consequences under
Section 2601 of the Internal Revenue Code.
  For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.
  An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. There will be no additional income tax on early withdrawals which are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a beneficiary, or on withdrawals made on or after age 59 1/2. There also will be no additional tax on distributions made after death or on withdrawals attributable to total and permanent disability (as defined in the Code). Further, there will be no additional tax on distributions within certain other exceptions to the general rule.
  The transfer of a Contract may result in the transferor incurring tax. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.
  Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.
  Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available Funds of Penn Series, American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust and Fidelity Investments' Variable Insurance

Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc., intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying Funds.
  The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, certain of the Contracts may need to be modified to comply with them.
  The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.
  For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

  Generally, under a nonqualified annuity or individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to federal income tax withholding, unless an election is made to make a direct transfer to another eligible retirement plan. Distributions from a Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.
  It should be understood that the foregoing description of federal income taxes is not exhaustive and that special rules and considerations may be applicable. For further information, a prospective purchaser should consult qualified tax counsel.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS..................................................
  First Variable Annuity Payments..........................................  B-2
  Subsequent Variable Annuity Payments.....................................  B-2
  Annuity Units............................................................  B-2
  Value of Annuity Units...................................................  B-2
  Net Investment Factor....................................................  B-2
  Assumed Interest Rate....................................................  B-3
  Valuation Period.........................................................  B-3
--------------------------------------------------------------------------------
PERFORMANCE DATA...........................................................  B-4
  Average Annual Total Return..............................................  B-4
  Annual Changes in Accumulation Unit Values............................... B-12
  Yields (Money Market Fund)............................................... B-13
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES................................. B-13
--------------------------------------------------------------------------------
CUSTODIAN.................................................................. B-14
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS....................................................... B-14
--------------------------------------------------------------------------------
LEGAL MATTERS.............................................................. B-14
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS....................................................... B-14
--------------------------------------------------------------------------------

PROSPECTUS -- MAY 1, 1998
CERTIFICATES ISSUED UNDER GROUP VARIABLE AND FIXED ANNUITY CONTRACTS--FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------
OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172 TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------

The variable account provisions of the group variable and fixed annuity contracts described in this prospectus provide for accumulation of values and for the payment of annuities. Through Penn Mutual Variable Annuity Account III (referred to herein as the "Separate Account"), accumulation values and annuity payment reserves are invested, at the direction of the account owner, in one or more of the following funds of Penn Series Funds, Inc. (individually, a "Fund" and together, the "Funds").

 PENN SERIES FUNDS, INC.                         MANAGERS
    Growth Equity Fund                           Independence Capital
                                                 Management, Inc. (a wholly
                                                 owned subsidiary of The Penn
                                                 Mutual Life Insurance Company)
    Value Equity Fund                            OpCap Advisors
    Flexibly Managed Fund                        T. Rowe Price Associates, Inc.
    International Equity Fund                    Vontobel USA Inc.
                                                 Independence Capital
    Quality Bond Fund                            Management, Inc.
    High Yield Bond Fund                         T. Rowe Price Associates, Inc.
                                                 Independence Capital
    Money Market Fund                            Management, Inc.

--------------------------------------------------------------------------------
  The accumulation value and annuity payments vary in accordance with the investment experience of the Funds.
  Under some circumstances, early withdrawals from a Contract may be subject to a 5% contingent deferred sales charge and/or a 10% additional income tax.
  A certificate issued under a contract may be returned within ten days of receipt for a full refund of the account value. Longer free look periods and full refund of purchase payments are required in some states.
  This prospectus sets forth concisely the information a prospective investor should know before investing. It should be retained for future reference.
  A statement of additional information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available, at no charge, by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call, toll free, 1-800-523-0650. The table of contents of the statement of additional information is at the end of this prospectus.
THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF
PENN SERIES FUNDS, INC.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS

--------------------------------------------------------------------------------
SPECIAL TERMS...............................................................   3
--------------------------------------------------------------------------------
EXPENSES....................................................................   4
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.............................................   6
  Penn Series Growth Equity Fund............................................   6
  Penn Series Value Equity Fund.............................................   6
  Penn Series Flexibly Managed Fund.........................................   7
  Penn Series International Equity Fund.....................................   7
  Penn Series Quality Bond Fund.............................................   7
  Penn Series High Yield Bond Fund..........................................   8
  Penn Series Money Market Fund.............................................   8
--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY......................................   9
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT........................................................   9
--------------------------------------------------------------------------------
THE CONTRACT................................................................  10
  Purchases.................................................................  10
  Accumulation Units........................................................  11
  Annuity Payments..........................................................  11
  Payment on Death..........................................................  11
  Transfers.................................................................  11
  Withdrawals...............................................................  12
  Deferment of Payments and Transfers.......................................  12
  Deductions and Expenses...................................................  12
--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS..................................................  13
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS...........................................  14
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS................................  16
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meaning:
  CERTIFICATE: A certificate issued under the Contract which sets forth provisions of the Contract.
  CONTRACT: The group variable and fixed annuity contract described in this prospectus.
  ACCUMULATION UNIT: A unit of measure used to compute a Participant's Variable Account Value prior to the Annuity Date.
  ANNUITY DATE: The date on which annuity payments start.
  OWNER: The Participant or other person specified in the Certificate.
  PARTICIPANT: A person on whose behalf purchase payments are made under the Contract.
  PARTICIPANT'S VARIABLE ACCOUNT: An account established and maintained for a Participant.
  PARTICIPANT'S VARIABLE ACCOUNT VALUE: The value of all Accumulation Units credited to the Participant's Variable Account.

-------------------------------------------------------------------------------
EXPENSES

-------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments.................................. None
Deferred Sales Load, as percentage of the amount withdrawn...............    5%*
Exchange Fee............................................................. None
-----------------------
 * The deferred sales charge will not be made on that portion of the first withdrawal in an enrollment year that does not exceed specified percentages of the sum of the Participant's Variable Account Value and the Participant's
   fixed account value. See "Deductions and Expenses" in this prospectus.

ANNUAL CONTRACT ADMINISTRATION CHARGE....................................  $30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE VARIABLE ACCOUNT VALUE)

Mortality and Expense Risk Charge......................................... 1.25%
Account Fees and Expenses.................................................  None
                                                                           -----
Total Separate Account Annual Expenses.................................... 1.25%

-------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.**
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                     ADMINISTRATIVE
                         MANAGEMENT  AND CORPORATE                       TOTAL
                         FEES (AFTER SERVICES FEES  ACCOUNTING  OTHER     FUND
                           WAIVER)   (AFTER WAIVER)    FEES    EXPENSES EXPENSES
                         ----------- -------------- ---------- -------- --------
Growth Equity...........    0.50%        0.15%        0.07%     0.05%    0.77%
Value Equity............    0.50%        0.15%        0.06%     0.05%    0.76%
Flexibly Managed........    0.50%        0.15%        0.05%     0.06%    0.76%
International Equity....    0.75%        0.15%        0.08%     0.15%    1.13%
Quality Bond............    0.45%        0.15%        0.08%     0.07%    0.75%
High Yield Bond.........    0.50%        0.15%        0.08%     0.08%    0.81%
Money Market............    0.40%        0.15%        0.08%     0.07%    0.70%

-----------------------

** The expenses presented are for the last fiscal year, except accounting fees have been restated to reflect current fees based on a revised accounting fee agreement.

-------------------------------------------------------------------------------
  The purpose of this foregoing table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear directly and indirectly. The table shows Contract expenses and underlying Fund expenses. See the accompanying prospectus of Penn Series Funds, Inc. for information on expenses.
  Premium taxes may be applicable. See Deductions and Expenses in this prospectus.

--------------------------------------------------------------------------------
EXAMPLE

  If you own certificates and surrender your certificates at the end of the applicable period, you would pay the following expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                          ONE  THREE FIVE   TEN
                                                          YEAR YEARS YEARS YEARS
                                                          ---- ----- ----- -----
Penn Series Growth Equity Fund........................... $68  $115  $164  $259
Penn Series Value Equity Fund............................ $67  $114  $164  $258
Penn Series Flexibly Managed Fund........................ $67  $114  $164  $258
Penn Series International Equity Fund.................... $71  $125  $182  $295
Penn Series Quality Bond Fund............................ $67  $114  $164  $257
Penn Series High Yield Bond Fund......................... $68  $116  $166  $263
Penn Series Money Market Fund............................ $67  $113  $161  $252

--------------------------------------------------------------------------------
EXAMPLE

  If you own certificates and do not surrender your certificates, or you elect an annuity option at the end of the applicable time period, you would pay the following expense on each $1,000 invested, assuming 5% annual return on assets:

                                                          ONE  THREE FIVE   TEN
                                                          YEAR YEARS YEARS YEARS
                                                          ---- ----- ----- -----
Penn Series Growth Equity Fund........................... $21   $66  $112  $242
Penn Series Value Equity Fund............................ $21   $65  $112  $241
Penn Series Flexibly Managed Fund........................ $21   $65  $112  $241
Penn Series International Equity Fund.................... $25   $76  $131  $279
Penn Series Quality Bond Fund............................ $21   $65  $112  $241
Penn Series High Yield Bond Fund......................... $22   $67  $115  $247
Penn Series Money Market Fund............................ $21   $63  $109  $235

  The example is based upon data for the fiscal year ended December 31, 1997 and assumes an average Participant's Variable Account Value of approximately $9,161. The example should not be considered a representation of past or future expenses under the contract; actual expenses may be greater or lesser than those shown.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

  The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in these tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.
--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                                            YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                        1997              1996              1995              1994              1993              1992
-----------------------------------------------------------------------------------------------------------------------------
                             NOM-              NON-              NON-              NON-              NON-              NON-
                    QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL     QUAL
-----------------------------------------------------------------------------------------------------------------------------
Accumulation
 Unit Value,
 beginning of
 period.........  $  38.550 $38.235 $  32.596 $32.327 $  26.102 $25.887 $  28.766 $28.528 $  25.906 $25.692 $  24.756 $24.552
Accumulation
 Unit Value, end
 of period......  $  48.256 $47.859 $  38.550 $38.235 $  32.596 $32.327 $  26.102 $25.887 $  28.766 $28.528 $  25.906 $25.692
Number of
 Accumulation
 Units
 outstanding,
 end of period..  1,794,481 617,717 1,830,081 620,903 1,991,646 674,290 2,119,836 717,328 2,042,023 685,110 2,004,015 669,679

                                                      YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                 1991                1990                1989                1988
---------------------------------------------------------------------------------------------------------
                                       NON-                NON-                NON-                NON-
                             QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL      QUAL
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....  $   18.605 $ 18.451 $   21.204 $ 21.029 $   16.356 $ 16.221 $   14.702 $ 14.581
Accumulation Unit Value,
 end of period..........  $   24.756 $ 24.552 $   18.605 $ 18.451 $   21.204 $ 21.029 $   16.356 $ 16.221
Number of Accumulation
 Units
 outstanding, end of
 period.................   1,680,322  518,717  1,470,210  439,287  1,284,583  333,486  1,309,408  360,185
---------------------------------------------------------------------------------------------------------

(a) Growth Stock Fund Subaccount prior to November 1, 1992.
--------------------------------------------------------------------------------
PENN SERIES VALUE EQUITY FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout The Period

                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
                       1997      1996      1995      1994      1993      1992      1991      1990      1989     1988
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit
 Value,
 beginning of
 period............. $  30.819 $  24.928 $  18.361 $  18.062 $  17.080 $  15.058 $  11.939 $  13.157 $  11.802 $ 9.226
Accumulation Unit
 Value,
 end of period...... $  38.038 $  30.819 $  24.928 $  18.361 $  18.062 $  17.080 $  15.058 $  11.939 $  13.157 $11.802
Number of
 Accumulation Units
 outstanding, end of
 period............. 5,409,879 4,907,784 4,235,839 3,886,404 3,693,652 2,865,294 2,207,661 1,883,581 1,802,897 918,020
----------------------------------------------------------------------------------------------------------------------

(a) Equity Income Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
                       1997      1996      1995      1994      1993      1992      1991      1990      1989     1988
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit
 Value,
 beginning of
 period............. $  49.262 $  42.865 $  35.496 $  34.514 $  30.179 $  27.893 $  23.215 $  23.712 $  19.832 $16.898
Accumulation Unit
 Value,
 end of period...... $  56.265 $  49.262 $  42.865 $  35.496 $  34.514 $  30.179 $  27.893 $  23.215 $  23.712 $19.832
Number of
 Accumulation
 Units outstanding,
 end of period...... 5,974,993 5,711,843 4,946,240 4,198,305 3,143,601 2,327,829 1,664,751 1,237,347 1,129,858 853,647
----------------------------------------------------------------------------------------------------------------------

(a) Capital Appreciation Fund Subaccount prior to November 1, 1992.
--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                             YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------
                             1997       1996       1995       1994       1993    1992(A)
----------------------------------------------------------------------------------------
Accumulation Unit Value,  $   16.659 $   14.434 $   12.843 $   13.880 $   10.175 $10.000
 beginning of period....
Accumulation Unit Value,  $   18.164 $   16.659 $   14.434 $   12.843 $   13.880 $10.175
 end of period..........
Number of Accumulation     4,155,960  4,012,762  3,388,479  3,556,098  1,847,892  92,386
 Units outstanding, end
 of period..............
----------------------------------------------------------------------------------------

(a) For the period November 2, 1992 (date subaccount was established) through December 31, 1992.
--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                            YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                          1997      1996      1995      1994      1993      1992      1991      1990     1989    1988
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit
 Value, beginning of
 period...............  $  18.990 $  18.465 $  15.562 $  16.639 $  15.088 $  14.336 $  12.558 $  11.776 $10.580 $ 9.968
Accumulation Unit
 Value, end of period.  $  20.260 $  18.990 $  18.465 $  15.562 $  16.639 $  15.088 $  14.336 $  12.558 $11.776 $10.580
Number of Accumulation
 Units outstanding,
 end of period........  1,497,635 1,664,378 1,869,975 1,890,869 1,953,188 1,357,087 1,229,163 1,075,187 769,467 274,657
-----------------------------------------------------------------------------------------------------------------------

(a) Fixed Income Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                           YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
                            1997      1996      1995      1994      1993     1992    1991    1990    1989    1988
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....  $  29.276 $  26.033 $  22.644 $  24.742 $  20.918 $18.291 $13.534 $15.035 $15.325 $13.193
Accumulation Unit Value,
 end of period..........  $  33.476 $  29.276 $  26.033 $  22.644 $  24.742 $20.918 $18.291 $13.534 $15.035 $15.325
Number of Accumulation
 Units outstanding,
 end of period..........  1,261,904 1,185,318 1,194,944 1,264,890 1,257,271 705,414 594,530 613,408 817,147 708,838

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------
                            1997      1996      1995     1994    1993    1992    1991    1990    1989    1988
---------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period....  $  18.817 $  18.148 $  17.416 $17.003 $16.791 $16.491 $15.732 $14.893 $13.844 $13.089
Accumulation Unit Value,
 end of period..........  $  19.541 $  18.817 $  18.148 $17.416 $17.003 $16.791 $16.491 $15.732 $14.893 $13.844
Number of Accumulation
 Units outstanding,
  end of period.........  1,120,603 1,192,388 1,062,385 825,274 658,620 698,584 769,958 965,117 753,052 319,671
---------------------------------------------------------------------------------------------------------------

  The financial statements of the Separate Account for the year ended December 31, 1997 are included in the statement of additional information referred to on the cover page of this prospectus.
--------------------------------------------------------------------------------
  In advertisements of the Contracts and Certificates thereunder, Penn Mutual may provide information on total return performance and on annual changes in accumulation unit values. We may also provide information on "yields" and "effective yields" on investments in the Money Market Fund subaccount.
  Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the subaccount has been in existence. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show average annual rates of total return, assuming other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts.)
  The "yield" on an investment in the Money Market Fund subaccount refers to the income generated by the investment over a 7-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

The Penn Mutual Life Insurance Company ("Penn Mutual") is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. Our home office is located at The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

Penn Mutual Variable Annuity Account III was established as a separate account of Penn Mutual on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account" within the meaning of the federal securities laws.
  The Separate Account is divided into subaccounts for investment in shares of different Funds of Penn Series Funds, Inc. In addition, there are two subaccounts for investment in shares of the Growth Equity Fund of Penn Series Funds, Inc. one for Contracts which were issued in connection with tax qualified retirement plans and one for Contracts which were not issued in connection with such plans. Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any other business of Penn Mutual. Penn Mutual is obligated to pay all benefits and make all payments provided under the Contracts.
  Assets held in the Separate Account under a Contract are invested, at the direction of the Owner, in one or more of the following Funds of Penn Series Funds, Inc.:
  GROWTH EQUITY FUND - seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;
  VALUE EQUITY FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;
  FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions;
  INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin Countries;
  QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment grade debt securities;

  HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risk of loss of income and principal than higher rated securities (see accompanying Penn Series prospectus);

  MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

  Independence Capital Management, Inc., Horsham, Pennsylvania, is investment adviser to each of the Funds. OpCap Advisors, New York, New York, is investment sub-adviser to the Value Equity Fund. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA Inc., New York, New York, is investment sub-adviser to the International Equity Fund.

FOR MORE INFORMATION ON PENN SERIES FUNDS, INC., SEE THE ATTACHED PENN SERIES PROSPECTUS. INVESTORS SHOULD READ THE PENN SERIES PROSPECTUS CAREFULLY BEFORE INVESTING.

  Under the Investment Company Act of 1940, as currently interpreted, Owners and persons receiving annuity payments have the right to instruct Penn Mutual as to the voting of shares of Penn Series Funds, Inc. held in the Separate Account pursuant to the Contracts. The number of shares of a Fund for which voting instructions may be given by an Owner is determined by dividing the Owner's interest in the applicable subaccount of the Separate Account by the net asset value per share of the Fund. The number of shares of a Fund for which voting instructions may be given by a person receiving annuity payments is determined by dividing the reserve allocated to the applicable subaccount by the net asset value per share of the Fund. Should the applicable law, or interpretations thereof, change so as to permit us to vote shares of the mutual funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.

  Shares of Penn Series are sold not only to the Separate Account, but also to other separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company that fund benefits under variable annuity and variable life insurance contracts. See "General Information" in the Penn Series prospectus for a discussion of possible risks associated with the sale of shares to other separate accounts.

  Like other business organizations and individuals around the world, the Separate Account could be adversely affected if the computer systems do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Penn Mutual is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Separate Account's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Separate Account.
--------------------------------------------------------------------------------
THE CONTRACT

The Owner determines (1) the amount and frequency of the purchase payments to be made to Penn Mutual, (2) the Funds of Penn Series Funds, Inc. in which the purchase payments are invested, (3) transfers among subaccounts of the Separate Account and to the fixed account provided under the Contract, (4) the form of annuity to be paid after the accumulation period, (5) the beneficiary to whom death benefits are to be paid, and (6) the amount and frequency of withdrawals from the Participant's Variable Account Value.
  During the annuity period, the person entitled to the annuity may transfer annuity values among subaccounts of the Separate Account. Further, if the annuity is for a specified number of years (under Option 1 in the Contract), the person entitled to the annuity may withdraw the present value of annuity payments remaining to be paid.
  Upon death of the Participant prior to the Annuity Date, the beneficiary will receive the death benefit in a lump sum (or in the form of an annuity under some circumstances).

  The Contracts may be amended at any time to conform to applicable laws or governmental regulations. If, in our judgment, investment in any of the Penn Series Funds becomes inappropriate to the purposes of the Contracts, we may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another Fund for existing and future investments.
  Owner inquiries may be made by writing The Penn Mutual Life Insurance
Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call, toll free, 1-800-523-0650.
--------------------------------------------------------------------------------
PURCHASES

  A completed application for participation in a Contract, together with a check for the first purchase payment, is forwarded to our service office. Normally, a completed application form received at our service office will be accepted within two business days. If an incomplete application is not completed and acted upon within five business days, the purchase payment will be returned unless the Owner requests that we retain it while he or she completes the application. All subsequent purchase payments are sent directly to our service office.
  The minimum purchase for a Participant is $25 (or such lesser amounts we may establish). Total purchase payments in a calendar year for a Participant may not exceed $1,000,000 without our consent.
  Purchase payments are credited to a Participant's Variable Account in the form of Accumulation Units of the subaccount selected. The number of Accumulation Units credited is determined by dividing the purchase payment by the value of the Accumulation Unit at the end of the valuation period in which the purchase payment is received at our service office or, in a case of the first purchase payment, is accepted by us.
  The principal underwriter of the Contracts and Certificates (under federal securities laws) is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044 and CBL Equities, Inc., Twenty-Sixth Century Boulevard, Nashville, TN 37214. Hornor, Townsend & Kent, Inc. is a wholly owned subsidiary of Penn Mutual. CBL Equities, Inc. is a wholly owned subsidiary of Willis Corroon Corporation.

--------------------------------------------------------------------------------
ACCUMULATION UNITS

  For each subaccount of the Separate Account the value of an Accumulation Unit was set at $10 when the subaccount was established. The value of an
Accumulation Unit may increase or decrease from one valuation period to the next.
  A valuation period is the period from one valuation to the next. Valuation is performed each day the New York Stock Exchange is open for trading.
  The value of an Accumulation Unit for a valuation period is determined by multiplying the value of an Accumulation Unit for the prior valuation period by the net investment factor for the subaccount for the valuation period.
  The net investment factor is a measure of (1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charges assessed against the subaccount. Under current law, no taxes are levied against income or gain from investments held in a subaccount.
--------------------------------------------------------------------------------
ANNUITY PAYMENTS

  The Owner may choose (1) an annuity for a specified number of years (not less than 5 or more than 30), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor annuity or (5) such other form of annuity as we may agree upon. Annuity Payments do not start until an annuity option is chosen by the Owner.
  The level of the annuity payments are determined by various factors, including the form of annuity chosen, the age and expected duration of the annuity period, the performance of the applicable investment accounts, and the annuity purchase rates and charges specified in the Contract.
  The mortality and expense risk charges specified in the Contracts are assessed during both the accumulation and annuity pay-out phases of the Contract. We continue to assess the charges during payment of a variable annuity not involving a life contingency although we no longer bear any mortality risk on such payment obligation.
  The annuity purchase rates assume an investment return of 4%. If the investment return on a share of the applicable Penn Series Fund is greater than 4%, the level of the annuity payments increases. If the investment return is less than 4%, the level of the annuity payments decreases.
  The Annuity Date selected by the Owner may not be later than the first day of the next month after the Annuitant's 85th birthday. Annuity payments will be made on the first day of each month starting with the Annuity Date. The Owner may change the annuity option or Annuity Date by giving written notice at our service office at least 30 days prior to the Annuity Date.
  If the Participant's Variable Account Value is less than $2,000, we may elect to pay such amount in lump sum in place of an annuity. Annuity payments generally are made monthly; however, if any payment would be less than $50, we may change the frequency so that payments are at least $50 each.
--------------------------------------------------------------------------------
PAYMENT ON DEATH

  If the Participant dies prior to the Annuity Date, we will pay the beneficiary the greater of the sum of all purchase payments, adjusted for withdrawals and Contract transfers, or the Participant's Variable Account Value for the valuation period in which proof of death and any other required information needed to make payment is received at our service office. Payment will be in a lump sum. In lieu of receiving a lump sum payment, the beneficiary may elect an annuity option, provided that payment is made within five years or payment commences within one year of death and is made over the beneficiary's life or over a period not longer than the beneficiary's life expectancy. If the beneficiary is the Participant's spouse, the beneficiary may elect an annuity option that was available to the deceased Participant. "Proof of death" in the foregoing means a death certificate or other official document establishing death.
  If the Participant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.
--------------------------------------------------------------------------------
TRANSFERS

  The Owner or person entitled to the annuity may transfer Accumulation and Annuity Unit values from one subaccount of the Separate Account to another, and may transfer all or part of the Participant's Variable Account Value to the Fixed account, subject to a limit of four transfers during a calendar year.

  Transfers will be based on values at the end of the valuation period in which the transfer request is received at our service office.

  A request must be received at our service office, and all applicable requirements for transfer must be met, prior to death of the Participant. No transfer may be made after the thirtieth day before the Annuity Date. The minimum transfer amount is $250 and for a partial transfer the remaining balance in the Participant's Variable Account must be $250. The Separate
Account and Penn Mutual will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a telephone transfer.
  The Owner may transfer amounts from the fixed account to the Participant's Variable Account to the extent provided in the fixed account provisions of the Contract.
--------------------------------------------------------------------------------
WITHDRAWALS

  Prior to the earlier of the death of the Participant or the Annuity Date, the Owner may withdraw all or part of the Participant's Variable Account Value. After the Annuity Date, an Owner who has chosen an annuity for a specified number of years under Option 1 of the Contract (or other person receiving such annuity), may withdraw the present value of the annuity. Withdrawals will be based on values at the end of the valuation period in which the written request for withdrawal (and the Certificate, in case of full withdrawal) are received at our service office. Payment will normally be made within seven days of receipt of the written request and the Certificate, if required. A partial withdrawal must be at least $250 and the remaining Participant's Variable Account Value must be at least $250.
  With respect to Contracts qualifying under Section 403(b) of the Internal Revenue Code, there are certain restrictions on withdrawals. Withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction agreement may be made only if the Owner is over the age of 59 1/2, leaves the employment of the employer, dies or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). The restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance dated November 28, 1988. Penn Mutual will comply with the conditions set forth in that letter.
--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

  We reserve the right to defer a withdrawal, a transfer of values or annuity payments if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c)
an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.
--------------------------------------------------------------------------------
DEDUCTIONS AND EXPENSES

  Each year on the date specified in the Certificate (and on the date the Participant's Variable Account Value is withdrawn in full if other than the date specified), we deduct a variable account administration charge of $30 from the Participant's Variable Account Value. This charge is made to reimburse us for expenses relating to administration of the Contracts and is made by canceling Accumulation Units credited to the Participant's Variable Account.
  We deduct a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. This charge is made to compensate us for the risk of guaranteeing not to increase the contract administration charge regardless of actual administrative costs.

  We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under the Contract.
  A contingent deferred sales charge may be deducted in the event of full or partial withdrawal of the Participant's Variable Account Value or withdrawal of the present value of remaining annuity payments. This charge is made to cover sales expenses that we have incurred. Sales expenses which are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the expense and mortality risk charges.

  If the contingent deferred sales charge applies, it will be 5% of the amount withdrawn and will be made by canceling Accumulation Units credited to the Participant's Variable Account. No charge will be made on a withdrawal if the Participant has provided due proof of disability. Further, no charge will be made on that portion of the first withdrawal made during an enrollment year that does not exceed the following percentages of the sum of the Participant's Variable Account Value and the Participant's fixed account value under the
Contract:

          PARTICIPANT'S ENROLLMENT YEAR   PERCENTAGE
  --------------------------------------------------
           Second through Seventh            10%
  --------------------------------------------------
           Eighth                            25%
  --------------------------------------------------
           Ninth                             50%
  --------------------------------------------------
           Tenth                             75%
  --------------------------------------------------

  No charge will be made on any withdrawal after the Participant has been enrolled for ten years.
  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Any premium taxes payable will be deducted at the Annuity Date. Currently, they range from 0% to 3.5%.
--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN PENN MUTUAL'S GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. THE GENERAL ACCOUNT AND ANY INTERESTS HELD IN THE GENERAL ACCOUNT ARE THEREFORE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS. PENN MUTUAL HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. DISCLOSURE REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN THIS PROSPECTUS.

  Owners of Contracts may allocate or transfer all or part of the Participants' Variable Account to one or more of the following fixed interest options in the Fixed Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; and (3) the Three Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account and the Three Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month and thirty-six month periods, as applicable, which begin on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than the 52 week Treasury Bill discount rate obtained from the most recent regularly scheduled auction.
  Owners may transfer Fixed Account funds to the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account during the period for which an interest rate is guaranteed. In no event will the premature withdrawal charge invade the Participant's principal investment in the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in Penn Mutual's general account is not feasible.
  Participants under Contracts qualifying under Section 403(b) of the Internal Revenue Code may be able to borrow against a portion of the amount credited to them under the Contract, provided the loan privilege has been approved in the applicable state. The loan will be made from the general account of Penn Mutual. Because the prospectus generally is limited to describing the variable portion of the Contract, you should review the Contract loan endorsement or consult your Penn Mutual representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments. The following paragraphs describe how exercise of the loan privilege may relate to the Participant's Variable Account Value.

  First, at the time a contract loan is made and in accordance with the Participant's direction, an amount equal to the initial loan amount will be transferred from the Contract's investment options to an account in Penn Mutual's general account called the "Restricted Account." Amounts transferred from investment options to the Restricted Account will not participate in the investment experience of those investment options. Amounts transferred to the Restricted Account will generally earn interest at a rate 3 percentage points less than the rate of interest charged on the loan.
  Second, on the anniversary of the Participant's participation in the
Contract, the accrued interest in the Restricted Account will be transferred to the Participant's investment options in accordance with the Participant's current payment allocation instructions.
  Third, loan repayments, which are due quarterly, will result in the transfer of an amount equal to the principal portion of the repayment from the
Restricted Account to the Fixed Holding Account. Participant may then transfer amounts from the Fixed Holding Account to the other investment options offered under the Contract.
  Fourth, if a payment or the entire loan is in default as defined in the Contract, Penn Mutual will report the amount of the default to the Internal Revenue Service as a taxable distribution and, if the Participant is under age 59 1/2, as a premature distribution. Subject to restrictions in Section 403(b) of the Code, the amount of any missed payment, plus interest, or the entire loan balance, plus interest, if the entire loan is in default, plus any applicable contingent deferred sales charge, will be withdrawn by Penn Mutual from the Contract's investment options in the following order: (a) Fixed
Holding Account; (b) One Year Guaranteed Account; (c) pro rata from the Subaccounts of the Variable Account; and (d) Three Year Guaranteed Account. The net proceeds from the withdrawal will be used to repay the loan. If a withdrawal is restricted under the Code, the outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. Thus, when an event takes place which makes withdrawal from the Contract permissible under the Code, such as attainment of age 59 1/2, disability or death, the Contract will be checked to determine if there is an outstanding loan balance for which one or more payments have been missed. If so, funds necessary to pay the overdue amount, plus any applicable contingent deferred sales charge, will be withdrawn from the Contract's investment options in the order set forth in the preceding paragraph. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.
  Loans are subject to the terms of the Contract, the Code and the Employee Retirement Income Security Act of 1974, all of which may impose restrictions. Penn Mutual reserves the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

  The following brief discussion of federal income tax considerations is based on the law in effect on the date of this prospectus. The Government Accounting Office and the Treasury Department have submitted congressionally mandated studies of the tax treatment of life insurance and annuities. Whether these studies will result in any subsequent legislative changes in the tax treatment of annuity contracts is uncertain. It is anticipated, however, that any legislative changes will be prospective in nature.
  Under current law, no federal income taxes are imposed on increases in the value of a Participant's Variable Account until distribution occurs, either in the form of a withdrawal or death benefit or as annuity payments under an annuity option.
  For a withdrawal or death benefit, the taxable portion is generally the amount in excess of the cost basis of the Participant's Variable Account. Amounts withdrawn by the Owner or received as a death benefit by the designated beneficiary are treated first as taxable income to the extent of the excess of the Participant's Variable Account Value over the purchase payments made by or on behalf of the Participant. Such taxable portion is taxed at ordinary income tax rates. Designation of a beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have Generation Skipping Transfer Tax consequences under Section 2601 of the Internal Revenue Code.
  For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio of the cost basis of the Participant's Variable Account (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.
  An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. There will be no additional income tax on early withdrawals which are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a beneficiary, or on withdrawals made on or after age 59 1/2. There also will be no additional tax on distributions made after death or on withdrawals attributable to disability. Further, there will be no additional tax on distributions within certain other exceptions to the general rule.

  The transfer of a Participant's Variable Account for less than adequate consideration may result in the transferor incurring tax. The taxable portion would be the Participant's Variable Account Value at the time of transfer over the investment in the Account at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.
  Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.
  Section 817(h) of the Internal Revenue Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the Funds of Penn Series, intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectus for Penn Series.
  The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued certain of the Contracts may need to be modified to comply with them.
  The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.
  For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before participating in a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

  Generally, under a nonqualified annuity or individual retirement annuity qualified under Section 408(b), unless the Participant elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to federal income tax withholding, unless an election is made to make a direct transfer to another eligible retirement plan. (Depending upon applicable State law, however, mandatory withholding may not apply to distributions from a
Section 403(b) annuity plan maintained by a State or local government until 1994.) Distributions from a Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.
  It should be understood that the foregoing description of federal income taxes is not exhaustive and that special rules and considerations may be applicable. For further information, a prospective purchaser should consult qualified tax counsel.

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS..................................................
  First Variable Annuity Payments..........................................  B-2
  Subsequent Variable Annuity Payments.....................................  B-2
  Annuity Units............................................................  B-2
  Value of Annuity Units...................................................  B-2
  Net Investment Factor....................................................  B-2
  Assumed Interest Rate....................................................  B-3
  Valuation Period.........................................................  B-3
--------------------------------------------------------------------------------
PERFORMANCE DATA...........................................................  B-4
  Average Annual Total Return..............................................  B-4
  Annual Changes in Accumulation Unit Values............................... B-12
  Yields (Money Market Fund)............................................... B-13
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES................................. B-13
--------------------------------------------------------------------------------
CUSTODIAN.................................................................. B-14
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS....................................................... B-14
--------------------------------------------------------------------------------
LEGAL MATTERS.............................................................. B-14
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS....................................................... B-14
--------------------------------------------------------------------------------

                                     PART B
                                     ------


                      Information Required in a Statement
                      -----------------------------------

                           of Additional Information
                           -------------------------

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1998
--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172 . TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------

This statement of additional information is not a prospectus. It should be read in conjunction with the current prospectus for Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts or the current prospectus for Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts, both dated May 1, 1998. The Contracts are funded through
Penn Mutual Variable Annuity Account III (referred to herein as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call, toll free, 1-800-523-0650.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS..................................................  B-2
  First Variable Annuity Payment...........................................  B-2
  Subsequent Variable Annuity Payments.....................................  B-2
  Annuity Units............................................................  B-2
  Value of Annuity Units...................................................  B-2
  Net Investment Factor....................................................  B-2
  Assumed Interest Rate....................................................  B-3
  Valuation Period.........................................................  B-3
--------------------------------------------------------------------------------
PERFORMANCE DATA...........................................................  B-4
  Average Annual Total Return..............................................  B-4
  Annual Changes in Accumulation Unit Values............................... B-12
  Yields (Money Market Fund)............................................... B-13
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES................................. B-13
--------------------------------------------------------------------------------
CUSTODIAN.................................................................. B-14
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS....................................................... B-14
--------------------------------------------------------------------------------
LEGAL MATTERS.............................................................. B-14
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS....................................................... B-14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
FIRST VARIABLE ANNUITY PAYMENT

  The dollar amount of the first monthly annuity payment will be determined by applying the net contract or variable account value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

  The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

  The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

  For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the annuity date. The number will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

  For each subaccount selected, the value of an annuity unit was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize the assumed interest rate of 4% included in the annuity tables.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

  For any subaccount the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):
WHERE (A) IS:
  The net asset value per share of the Fund held in the subaccount, as of the end of the valuation period plus
  ----
  The per share amount of any dividend or capital gain distributions by the Fund if the "ex-dividend" date occurs in the valuation period plus or minus
  -------------
  A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:
  The net asset value per share of the Fund held in the subaccount as of the end of the last prior valuation period plus or minus
  -------------
  The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).
WHERE (C) IS:
  The sum of the daily expense risk charge and the daily mortality risk charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Separate Account.

--------------------------------------------------------------------------------
ASSUMED INTEREST RATE

  A 4% assumed annual interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 4% on an annual basis, annuity payments will be level.

--------------------------------------------------------------------------------
VALUATION PERIOD

  Valuation period is the period from one valuation to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------
PERFORMANCE DATA

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

  The returns calculated below reflect a hypothetical return as if the Separate Account had invested in the underlying funds for the indicated periods (not all Funds were offered to the Separate Account in all of the periods indicated).

  Tables 1A, 1B, 1C and 1D show the average annual rates of total return on hypothetical investments of $1,000, through the Separate Account, in Funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc., for periods ended December 31, 1997, and assume withdrawal of the investments at the end of the period.

TABLE 1A -- DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT
(ASSUMING NO PURCHASE PAYMENTS MADE AFTER FIRST CONTRACT YEAR)

                                               AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------------------------------------------
                                                                                  FROM INCEPTION
                          INCEPTION    ONE YEAR      FIVE YEARS      TEN YEARS     DATE THROUGH
FUND (MANAGER)              DATE*   ENDED 12/31/97 ENDED 12/31/97 ENDED  12/31/97    12/31/97
--------------            --------- -------------- -------------- --------------- --------------
Growth Equity
 Qualified Plans (a)....  08/11/83      16.88%         12.26%         12.34%          11.31%
 Nonqualified Plans (a).  06/01/83      16.88%         12.26%         12.34%          11.09%
 (Independence Capital
  Management)
Value Equity (a)........  03/17/87      15.21%         16.35%         14.93%          12.72%
 (OpCap Advisors)
Small Capitalization      03/01/95      13.80%            N/A             NA          16.16%
 (a)....................
 (OpCap Advisors)
Emerging Growth (a) (g).  05/01/97      29.20%            N/A            N/A          29.20%
 (RS Investment
  Management)
Flexibly Managed (a)....  07/31/84       6.34%         12.08%         12.34%          13.39%
 (T. Rowe Price
  Associates)
International Equity      11/01/92       1.81%         11.40%            N/A          11.54%
 (a)....................
 (Vontobel USA)
Quality Bond (a)........  03/17/87       -.19%          5.34%          7.23%           6.62%
 (Independence Capital
  Management)
High Yield Bond (a).....  08/06/84       6.94%          9.08%          9.63%           9.30%
 (T. Rowe Price
  Associates)
Capital Appreciation      11/20/87     -10.69%          3.51%          7.10%           7.73%
 Portfolio (b)..........
 (American Century
  Investment Management)
Balanced Portfolio (c)..  02/28/89      10.43%          8.14%            N/A           9.74%
 (Neuberger & Berman)
Limited Maturity Bond     09/10/84      -1.25%          3.72%          5.71%           6.82%
 (c)....................
 (Neuberger & Berman)
Partners Portfolio (c)..  03/22/94      21.44%            N/A            N/A          21.69%
 (Neuberger & Berman)
Equity Income (d).......  10/09/86      18.44%         17.78%         15.12%          13.10%
 (Fidelity Investments)
Growth Portfolio (d)....  10/09/86      14.12%         15.78%         15.63%          14.04%
 (Fidelity Investments)
Asset Manager (e).......  09/06/89      11.62%         10.94%            N/A          11.32%
 (Fidelity Investments)
Index 500 (e)...........  08/27/92      22.89%         18.02%            N/A          18.23%
 (Fidelity Investments)
Emerging Markets Equity
 (International) (f)....  10/01/96      -7.35%            N/A            N/A          -7.08%
 (Morgan Stanley)

-----------------------
*Represents the date the underlying fund was established.
(a)Penn Series Funds, Inc.
(b)American Century Variable Portfolios, Inc.
(c)Neuberger and Berman Advisers Management Trust
(d)Fidelity Investments' Variable Insurance Products Fund
(e)Fidelity Investments' Variable Insurance Products Fund II

(f)Morgan Stanley Universal Funds, Inc.

(g)Average Annual Total Return for period May 1, 1997 to December 31, 1997

--------------------------------------------------------------------------------

TABLE 1B -- DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT
(ASSUMING PURCHASE PAYMENTS MADE AFTER FIRST CONTRACT YEAR)

                                               AVERAGE ANNUAL TOTAL RETURN
                          ---------------------------------------------------------------------
                                                                                 FROM INCEPTION
                          INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS     DATE THROUGH
FUND (MANAGER)              DATE*   ENDED 12/31/97 ENDED 12/31/97 ENDED 12/31/97    12/31/97
--------------            --------- -------------- -------------- -------------- --------------
Growth Equity
 Qualified Plans (a)....  08/11/83      16.88%         12.16%         12.24%         11.31%
 Nonqualified Plans (a).  06/01/83      16.88%         12.16%         12.24%         11.09%
 (Independence Capital
  Management)
Value Equity (a)........  03/17/87      15.21%         16.24%         14.83%         12.72%
 (OpCap Advisors)
Small Capitalization
 (a)....................  03/01/95      13.80%            N/A            N/A         16.16%
 (OpCap Advisors)
Emerging Growth (a) (g).  05/01/97      46.70%            N/A            N/A         46.70%
 (RS Investment
  Management)
Flexibly Managed (a)....  07/31/84       6.34%         11.98%         12.24%         13.39%
 (T. Rowe Price
  Associates)
International Equity
 (a)....................  11/01/92       1.81%         11.29%            N/A         11.34%
 (Vontobel USA)
Quality Bond (a)........  03/17/87       -.19%          5.25%          7.13%          6.62%
 (Independence Capital
  Management)
High Yield Bond (a).....  08/06/84       6.94%          8.98%          9.53%          9.30%
 (T. Rowe Price
  Associates)
Capital Appreciation
 Portfolio (b)..........  11/20/87     -10.69%          3.42%          7.00%          7.73%
 (American Century
  Investment Management)
Balanced Portfolio (c)..  02/28/89      10.43%          8.04%            N/A          9.58%
 (Neuberger & Berman)
Limited Maturity Bond
 (c)....................  09/10/84      -1.25%          3.62%          5.62%          6.82%
 (Neuberger & Berman)
Partners Portfolio (c)..  03/22/94      21.44%            N/A            N/A         21.69%
 (Neuberger & Berman)
Equity Income (d).......  10/09/86      18.44%         17.67%         15.01%         13.10%
 (Fidelity Investments)
Growth Portfolio (d)....  10/09/86      14.12%         15.67%         15.53%         14.04%
 (Fidelity Investments)
Asset Manager (e).......  09/06/89      11.62%         10.84%            N/A         11.13%
 (Fidelity Investments)
Index 500 (e)...........  08/27/92      22.89%         17.91%            N/A         18.03%
 (Fidelity Investments)
Emerging Markets Equity
 (International)(f).....  10/01/96      -7.35%            N/A            N/A         -7.08%
 (Morgan Stanley)

-----------------------
 *Represents the date the underlying fund was established.
(a)Penn Series Funds, Inc.
(b)American Century Variable Portfolios, Inc.
(c)Neuberger and Berman Advisers Management Trust
(d)Fidelity Investments' Variable Insurance Products Fund
(e)Fidelity Investments' Variable Insurance Products Fund II

(f)Morgan Stanley Universal Funds, Inc.

(g)Average Annual Total Return for period May 1, 1997 to December 31, 1997

TABLE 1C -- DIVERSIFIED II VARIABLE CONTRACT

                                               AVERAGE ANNUAL TOTAL RETURN
                          ---------------------------------------------------------------------
                                                                                 FROM INCEPTION
                          INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS     DATE THROUGH
FUND (MANAGER)              DATE*   ENDED 12/31/97 ENDED 12/31/97 ENDED 12/31/97    12/31/97
--------------            --------- -------------- -------------- -------------- --------------
Growth Equity
 Qualified Plans (a)....  08/11/83      19.77%         12.26%         12.17%         11.31%
 Nonqualified Plans (a).  06/01/83      19.77%         12.26%         12.17%         11.09%
 (Independence Capital
  Management)
Value Equity (a)........  03/17/87      17.99%         16.45%         14.79%         12.72%
 (OpCap Advisors)
Small Capitalization
 (a)....................  03/01/95      16.45%            N/A            N/A         16.75%
 (OpCap Advisors)
Emerging Growth (a) (g).  05/01/97      53.03%            N/A            N/A         53.03%
 (RS Investment
  Management)
Flexibly Managed (a)....  07/31/84       8.53%         12.07%         12.17%         13.39%
 (T. Rowe Price
  Associates)
International Equity
 (a)....................  11/01/92       3.73%         11.37%            N/A         11.33%
 (Vontobel USA)
Quality Bond (a)........  03/17/87       1.69%          5.12%          6.96%          6.62%
 (Independence Capital
  Management)
High Yield Bond (a).....  08/06/84       9.15%          8.98%          9.41%          9.30%
 (T. Rowe Price
  Associates)
Capital Appreciation
 Portfolio (b)..........  11/20/87      -8.94%          3.22%          6.82%          7.73%
 (American Century
  Investment Management)
Balanced Portfolio (c)..  02/28/89      12.87%          8.01%            N/A          9.47%
 (Neuberger & Berman)
Limited Maturity Bond
 (c)....................  09/10/84        .62%          3.43%          5.41%          6.82%
 (Neuberger & Berman)
Partners Portfolio (c)..  03/22/94      24.62%            N/A            N/A         22.12%
 (Neuberger & Berman)
Equity Income (d).......  10/09/86      21.41%         17.91%         14.98%         13.10%
 (Fidelity Investments)
Growth Portfolio (d)....  10/09/86      16.80%         15.87%         15.50%         14.04%
 (Fidelity Investments)
Asset Manager (e).......  09/06/89      14.13%         10.90%            N/A         11.04%
 (Fidelity Investments)
Index 500 (e)...........  08/27/92      26.17%         18.16%            N/A         18.19%
 (Fidelity Investments)
Emerging Markets Equity
 (International) (f)....  10/01/96      -5.56%            N/A            N/A         -6.36%
 (Morgan Stanley)

-----------------------
*Represents the date the underlying fund was established.
(a)Penn Series Funds, Inc.
(b)American Century Variable Portfolios, Inc.
(c)Neuberger and Berman Advisers Management Trust
(d)Fidelity Investments' Variable Insurance Products Fund
(e)Fidelity Investments' Variable Insurance Products Fund II

(f)Morgan Stanley Universal Funds, Inc.

(g)Average Annual Total Return for period May 1, 1997 to December 31, 1997

--------------------------------------------------------------------------------
TABLE 1D -- PENN MUTUAL OPTIMIZER GROUP VARIABLE ANNUITY CONTRACT

                                              AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------------------------------------------
                                                                                FROM INCEPTION
                         INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS     DATE THROUGH
FUND (MANAGER)             DATE*   ENDED 12/31/97 ENDED 12/31/97 ENDED 12/31/97    12/31/97
--------------           --------- -------------- -------------- -------------- --------------
Growth Equity
 Quality Plans (a)...... 08/11/83      19.13%         11.84%         12.20%         11.31%
 Nonqualified Plans (a). 06/01/83      19.13%         11.84%         12.20%         11.09%
 (Independence Capital
  Management)
Value Equity (a)........ 03/17/87      17.43%         15.92%         14.79%         12.72%
 (OpCap Advisors)
Flexibly Managed (a).... 07/31/84       8.39%         11.66%         12.20%         13.39%
 (T. Rowe Price
  Associates)
Quality Bond (a)........ 03/17/87       1.73%          4.95%          7.09%          6.62%
 (Independence Capital
  Management)
High Yield Bond (a)..... 08/06/84       9.00%          8.68%          9.49%          9.30%
 (T. Rowe Price
  Associates)
International Equity
 (a).................... 11/01/92       3.77%         10.98%            N/A         10.94%
 (Vontobel USA)

-----------------------
*Represents the date the underlying fund was established.
(a)Penn Series Funds, Inc.

  The average annual rates of total return shown in Tables lA, 1B, 1C and 1D are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T)n = ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The contract or account administration charge is prorated among the investment options available under the contract according to the average number of contracts and accounts that have money allocated to the investment option and the sum of the average number of contracts and accounts that have money allocated to each of the investment options, except in the case of the new Fidelity Investments' investment options offered under the Diversifier II contracts. Since the Fidelity Investments' investment options were not made available until May 1, 1995, the contract administrative charge was pro-rated to those investment options by assuming that money and contracts were allocated equally among all of the investment options.

--------------------------------------------------------------------------------

  Tables 2A and 2B show the average annual rates of total return on hypothetical investments of $1,000, through the Separate Account, in Funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc., for periods ended December 31, 1997, and assumes the investments are not withdrawn at the end of the period.

TABLE 2A -- DIVERSIFIER II VARIABLE/FIXED CONTRACT AND

DIVERSIFIER II VARIABLE CONTRACT

                                               AVERAGE ANNUAL TOTAL RETURN
                          ---------------------------------------------------------------------
                                                                                 FROM INCEPTION
                          INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS     DATE THROUGH
FUND (MANAGER)              DATE*   ENDED 12/31/97 ENDED 12/31/97 ENDED 12/31/97    12/31/97
--------------            --------- -------------- -------------- -------------- --------------
Growth Equity
 Qualified Plans (a)....  08/11/83      24.77%         12.88%         12.34%         11.31%
 Nonqualified Plans (a).  06/01/83      24.77%         12.88%         12.34%         11.09%
 (Independence Capital
  Management)
Value Equity (a)........  03/17/87      22.99%         16.99%         14.93%         12.72%
 (OpCap Advisors)
Small Capitalization
 (a)....................  03/01/95      29.62%            N/A            N/A         18.06%
 (OpCap Advisors)
Emerging Growth (a) (g).  05/01/97      61.72%            N/A            N/A         61.72%
 (RS Investment
  Management)
Flexibly Managed (a)....  07/31/84      13.53%         12.70%         12.34%         13.39%
 (T. Rowe Price
  Associates)
International Equity
 (a)....................  11/01/92       8.68%         12.01%             NA         11.94%
 (Vontobel USA)
Quality Bond (a)........  03/17/87       6.53%          5.92%          7.23%          6.62%
 (Independence Capital
  Management)
High Yield Bond (a).....  08/06/84      14.15%          9.68%          9.63%          9.30%
 (T. Rowe Price
  Associates)
Capital Appreciation
 Portfolio (b)..........  11/20/87      -4.67%          4.08%          7.10%          7.73%
 (American Century
  Investment Management)
Balanced Portfolio (c)..  02/28/89      17.87%          8.74%            N/A          9.74%
 (Neuberger & Berman)
Limited Maturity Bond
 (c)....................  09/10/84       5.39%          4.29%          5.71%          6.82%
 (Neuberger & Berman)
Partners Portfolio (c)..  03/22/94      29.62%            N/A            N/A         22.88%
 (Neuberger & Berman)
Equity Income (d).......  10/09/86      26.41%         18.42%         15.12%         13.10%
 (Fidelity Investments)
Growth Portfolio (d)....  10/09/86      14.04%         15.63%         16.42%         21.80%
 (Fidelity Investments)
Asset Manager (e).......  09/06/89      19.13%         11.55%            N/A         11.32%
 (Fidelity Investments)
Index 500 (e)...........  08/27/92      31.17%         18.67%            N/A         18.64%
 (Fidelity Investments)
Emerging Markets Equity
 (International) (f)....  10/01/96      -1.11%            N/A            N/A         -2.85%
 (Morgan Stanley)

-----------------------
*Represents the date the underlying Fund was established.
(a)Penn Series Funds, Inc.

(b)American Century Variable Portfolios, Inc.

(c)Neuberger and Berman Advisers Management Trust.

(d)Fidelity Investments' Variable Insurance Products Fund.

(e)Fidelity Investments' Variable Insurance Products Fund II.

(f)Morgan Stanley Universal Funds, Inc.

(g)Average Annual Total Return for period May 1, 1997 to December 31, 1997

TABLE 2B -- PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT

                                              AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------------------------------------------
                                                                                FROM INCEPTION
                         INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS     DATE THROUGH
FUND (MANAGER)            DATE*    ENDED 12/31/97 ENDED 12/31/97 ENDED 12/31/97    12/31/97
--------------           --------- -------------- -------------- -------------- --------------
Growth Equity
 Qualified Plans (a).... 08/11/83      24.77%         12.88%         12.34%         11.31%
 Nonqualified Plans (a). 06/01/83      24.77%         12.88%         12.34%         11.09%
 (Independence Capital
  Management)
Value Equity (a)........ 03/17/87      22.99%         16.99%         14.93%         12.72%
 (OpCap Advisors)
Flexibly Managed (a).... 07/31/84      13.53%         12.70%         12.34%         13.39%
 (T. Rowe Price
  Associates)
International Equity
 (a).................... 11/01/92       8.68%         12.01%            N/A         11.94%
 (Vontobel USA)
Quality Bond (a)........ 03/17/87       6.53%          5.92%          7.23%          6.62%
 (Independence Capital
  Management)
High Yield Bond (a)..... 08/06/84      14.15%          9.68%          9.63%          9.30%
 (T. Rowe Price
  Associates)

-----------------------

*Represents the date the underlying fund was established.
(a)Penn Series Funds, Inc.

--------------------------------------------------------------------------------

  Tables 3A and 3B show the average annual rates of total return on hypothetical investments of $10,000, through the Separate Account, in Funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust and Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc., for period ended December 31, 1997, and assumes the investments are not withdrawn at the end of the period.

TABLE 3A -- DIVERSIFIER II VARIABLE/FIXED CONTRACT AND

DIVERSIFIER II VARIABLE CONTRACT

                                               AVERAGE ANNUAL TOTAL RETURN
                          ---------------------------------------------------------------------
                                                                                 FROM INCEPTION
                          INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS     DATE THROUGH
FUND (MANAGER)              DATE*   ENDED 12/31/97 ENDED 12/31/97 ENDED 12/31/97    12/31/97
--------------            --------- -------------- -------------- -------------- --------------
Growth Equity
 Qualified Plans (a)....  08/11/83      25.13%         13.20%         12.58%         11.53%
 Nonqualified Plans (a).  06/01/83      25.13%         13.20%         12.58%         11.30%
 (Independence Capital
  Management)
Value Equity (a)........  03/17/87      23.38%         17.32%         15.18%         13.00%
 (OpCap Advisors)
Small Capitalization
 (a)....................  03/01/95      21.49%            N/A            N/A         18.09%
 (OpCap Advisors)
Emerging Growth (a) (g).  05/01/97      38.05%            N/A            N/A         38.05%
 (RS Investment
  Management)
Flexibly Managed (a)....  07/31/84      14.15%         13.20%         12.73%         13.70%
 (T. Rowe Price
  Associates)
International Equity
 (a)....................  11/01/92       9.00%         12.25%            N/A         12.21%
 (Vontobel USA)
Quality Bond (a)........  03/17/87       6.67%          6.05%          7.33%          6.73%
 (Independence Capital
  Management)
High Yield Bond (a).....  08/06/84      14.33%          9.84%          9.76%          9.42%
 (T. Rowe Price
  Associates)
Capital Appreciation
 Portfolio (b)..........  11/20/87      -4.48%          4.25%          7.23%          7.87%
 (American Century
  Investment Management)
Balanced Portfolio (c)..  02/28/89      17.96%          8.82%            N/A          9.81%
 (Neuberger & Berman)
Limited Maturity Bond
 (c)....................  09/10/84       5.41%          4.31%          5.73%          6.84%
 (Neuberger & Berman)
Partners Portfolio (c)..  03/22/94      29.77%            N/A            N/A         23.01%
 (Neuberger & Berman)
Equity Income (d).......  10/09/86      26.51%         18.50%         15.18%         13.16%
 (Fidelity Investments)
Growth Portfolio (d)....  10/09/86      21.93%         16.52%         15.71%         14.12%
 (Fidelity Investments)
Asset Manager (e).......  09/06/89      19.15%         11.57%            N/A         11.33%
 (Fidelity Investments)
Index 500 (e)...........  08/27/92      31.32%         18.79%            N/A         18.76%
 (Fidelity Investments)
Emerging Markets Equity
 (International) (f)....  10/01/96       -.95%            N/A            N/A         -2.63%
 (Morgan Stanley)

-----------------------

*Represents the date the underlying fund was established.
(a)Penn Series Funds, Inc.
(b)American Century Variable Portfolios, Inc.
(c)Neuberger and Berman Advisers Management Trust.
(d)Fidelity Investments' Variable Insurance Products Fund.
(e)Fidelity Investments' Variable Insurance Products Fund II.
(f)Morgan Stanley Universal Funds, Inc.
(g)Average Annual Total Return for period May 1, 1997 to December 31, 1997

--------------------------------------------------------------------------------

TABLE 3B -- PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT

                                              AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------------------------------------------
                                                                                FROM INCEPTION
                         INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS     DATE THROUGH
FUND (MANAGER)             DATE*   ENDED 12/31/97 ENDED 12/31/97 ENDED 12/31/97    12/31/97
--------------           --------- -------------- -------------- -------------- --------------
Growth Equity
 Qualified Plans (a).... 08/11/83      25.13%         13.20%         12.58%         11.53%
 Nonqualified Plans (a). 06/01/83      25.13%         13.20%         12.58%         11.30%
 (Independence Capital
  Management)
Value Equity (a)........ 03/17/87      23.38%         17.32%         15.18%         13.00%
 (OpCap Advisors)
Flexibly Managed (a).... 07/31/84      14.15%         13.20%         12.73%         13.70%
 (T. Rowe Price
  Associates)
International Equity
 (a).................... 11/01/92       9.00%         12.25%            N/A         12.21%
 (Vontobel USA)
Quality Bond (a)........ 03/17/87       6.67%          6.05%          7.33%          6.73%
 (Independence Capital
  Management)
High Yield Bond (a)..... 08/06/84      14.33%          9.84%          9.76%          9.42%
 (T. Rowe Price
  Associates)

-----------------------
*Represents the date the underlying fund was established.
(a)Penn Series Funds, Inc.

  The average annual rates of total return shown in Tables 2A, 2B, 3A and 3B are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula: P(1 + T) n = FV. In the formula, P is a hypothetical investment of $1,000 in Tables 2A and 2B and $10,000 in Tables 3A and 3B; T is the average annual total return; n is the number of years; and FV is the Contract account value at the end of the periods shown. The contract or account administration charge is prorated among the investment options available under the contract according to the average number of contracts and accounts that have money allocated to the investment option and the sum of the average number of contracts and accounts that have money allocated to each of the investment options, except in the case of the new Fidelity Investments' investment options offered under the Diversifier II contracts. Since the Fidelity Investments' investment options were not made available until May 1, 1995, the contract administrative charge was pro-rated to those investment options by assuming that money and contracts were allocated equally among all of the investment options. The average annual rates of total returns reflect all recurring charges, but do not reflect the contingent deferred sales charge ranging from 7% to 1% in the case of the Diversifier II Variable/Fixed Contracts or the contingent deferred sales charge of 5% in the case of the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts which, if applicable, would reduce the amount that may be withdrawn under the Contract.

--------------------------------------------------------------------------------
ANNUAL CHANGES IN ACCUMULATION UNIT VALUES

  Tables 4A and 4B show the changes in values of accumulation units issued for each of the Funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust and Fidelity Investment's Variable Insurance Product Fund and Fund II for each of the calendar years 1987 through 1997 for which the investment option was offered. Accumulation unit values do not reflect the $30 annual contract or account administration charge or the contingent deferred sales charge that may be applicable to a withdrawal from the Contract.

TABLE 4A -- DIVERSIFIER II VARIABLE/FIXED CONTRACT AND
DIVERSIFIER II VARIABLE CONTRACT

                                   ANNUAL RATE OF CHANGE IN ACCUMULATION UNIT VALUES
                         --------------------------------------------------------------------------
FUND (MANAGER)            1997   1996   1995   1994    1993   1992    1991    1990    1989    1988
--------------           ------  -----  -----  -----  ------  -----  ------  ------  ------  ------
Growth Equity
 Qualified Plans (a)....  25.17% 18.27% 24.88%  9.26% -11.00%  4.60% -33.10%  12.30%  29.60%  11.30%
 Nonqualified Plans (a).  25.17% 18.27% 24.88%  9.26% -11.00%  4.60% -33.10%  12.30%  29.60%  11.30%
 (Independence Capital
  Management)
Value Equity (a)........  23.42% 23.63% 35.77%  1.65%   5.70% 13.40%  26.10%   9.30% -11.50%  27.90%
 (OpCap Advisors)
Small Capitalization
 (a)....................  21.50% 18.26% 11.71%   N/A     N/A    N/A     N/A     N/A     N/A     N/A
 (OpCap Advisors)
Emerging Growth Fund
 (a)....................  38.06%   N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
 (RS Investment
  Management)
Flexibly Managed (a)....  14.22% 14.92% 20.76%  2.85%  14.40%  8.20%  20.10%   2.10% -19.60%  17.40%
 (T. Rowe Price
  Associates)
International Equity
 (a)....................   9.03% 15.41% 13.39%  7.47% -36.40%   N/A     N/A     N/A     N/A     N/A
 (Vontobel USA)
Quality Bond (a)........   6.69%  2.84% 18.65%  6.47% -10.30%  5.20%  14.20%   6.60%  11.30%   6.10%
 (Independence Capital
  Management)
High Yield Bond (a).....  14.35% 12.46% 14.97%  8.48% -18.30% 14.40%  35.20% -10.00%   1.90% -16.20%
 (T. Rowe Price
  Associates)
Money Market (a)........   3.85%  3.69%  4.21%  2.43%   1.30%  1.80%   4.60%   5.60%   7.60%   5.80%
 (Independence Capital
  Management)
Capital Appreciation
 Portfolio (b)..........  -4.46%  5.51% 29.47% -2.40%    N/A    N/A     N/A     N/A     N/A     N/A
 (American Century
  Investment Management)
Balanced Portfolio (c)..  17.97%  5.56% 22.22% -4.56%    N/A    N/A     N/A     N/A     N/A     N/A
 (Neuberger & Berman)
Limited Maturity Bond
 (c)....................   5.41%  3.01%  9.56% -1.39%    N/A    N/A     N/A     N/A     N/A     N/A
 (Neuberger & Berman)
Partners Portfolio (c)..  24.11%   N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
 (Neuberger & Berman)
Equity Income (d).......  26.52% 12.86% 19.20%   N/A     N/A    N/A     N/A     N/A     N/A     N/A
 (Fidelity Investors
  Research)
Growth (d)..............  21.95% 13.28% 23.59%   N/A     N/A    N/A     N/A     N/A     N/A     N/A
 (Fidelity Investors
  Research)
Asset Manager (e).......  19.15% 13.18% 11.53%   N/A     N/A    N/A     N/A     N/A     N/A     N/A
 (Fidelity Investors
  Research)
Index 500 (e)...........  21.62%   N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
 (Fidelity Investors
  Research)
Emerging Markets Equity
 (International) (f).... -10.25%   N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
 (Morgan Stanley)

-----------------------

(a)Penn Series Funds, Inc.
(b)American Century Variable Portfolios, Inc.
(c)Neuberger and Berman Advisers Management Trust.
(d)Fidelity Investments' Variable Insurance Products Fund.
(e)Fidelity Investments' Variable Insurance Products Fund II.
(f)Morgan Stanley Universal Funds, Inc.

--------------------------------------------------------------------------------

TABLE 4B -- PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT

                                  ANNUAL RATE OF CHANGE IN ACCUMULATION UNIT VALUES
                         -----------------------------------------------------------------------------
FUND (MANAGER)           1997   1996   1995   1994   1993   1992    1991    1990    1989    1988
--------------           -----  -----  -----  ----  ------  -----  ------  ------  ------  ------
Growth Equity
 Qualified Plans (a).... 25.17% 18.27% 24.88% 9.26% -11.00%  4.60% -33.10%  12.30%  29.60%  11.30%
 Nonqualified Plans (a). 25.17% 18.27% 24.88% 9.26% -11.00%  4.60% -33.10%  12.30%  29.60%  11.30%
  Independence Capital
  Management)
Value Equity (a)........ 23.42% 23.63% 35.77% 1.65%   5.70% 13.40%  26.10%   9.30% -11.50%  27.90%
 (OpCap Advisors)
International Equity
 (a)....................  9.03% 15.41% 13.39% 7.47% -36.40%   N/A     N/A     N/A     N/A     N/A
 (Vontobel USA)
Quality Bond (a)........  6.69%  2.84% 18.65% 6.47% -10.30%  5.20%  14.20%   6.60%  11.30%   6.10%
 (Independence Capital
  Management)
High Yield Bond (a)..... 14.35% 12.46% 14.97% 8.48% -18.30% 14.40%  35.20% -10.00%   1.90% -16.20%
 (T. Rowe Price
  Associates)
Money Market (a)........  3.85%  3.69%  4.21% 2.43%   1.30%  1.80%   4.60%   5.60%   7.60%   5.80%
 (Independence Capital
  Management)
 (Fidelity Investors
  Research)

-----------------------

*Represents the date the underlying fund was established.
(a)Penn Series Funds, Inc.
--------------------------------------------------------------------------------
YIELDS (MONEY MARKET FUND)

  The "yield" and "effective yield" of the Money Market Fund subaccount for the seven days ended December 31, 1997 were 3.40% and 3.46%, respectively.
  The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit of the subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of 1%. The hypothetical charge reflects deductions from Contract Owners' accounts in proportion to the length of the base period. The contract or variable account administration charge is prorated among investment options available under the contract. It is prorated according to the average number of contracts or accounts that have money allocated to the investment option in proportion to the sum of the average number of contracts or accounts that have money allocated to each of the investment options available under the same kind of contract.
  The effective yield is obtained by taking the base period return as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(base period return + 1) /3//6//5///7/] -1.
  The yields do not reflect the contingent deferred sales charge ranging from 7% to 1% in the case of the Diversifier II Variable/Fixed Contracts or 5% in the case of the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts. The deferred sales charge may or may not be applicable to a withdrawal from a Contract, depending on when the withdrawal is made.
  THE YIELDS ON AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT NORMALLY WILL FLUCTUATE ON A DAILY BASIS. THEREFORE, THE STATED YIELDS FOR ANY GIVEN PERIOD ARE NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS.
                       ---------------------------------
  THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE AND IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES

Hornor, Townsend & Kent, Inc., a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of Hornor, Townsend & Kent, Inc. is 600 Dresher Road, Horsham, PA 19044. For 1997, 1996 and 1995, Penn Mutual paid Hornor, Townsend & Kent, Inc. underwriting commissions of $436,619.45 , $403,603.91 and $357,316, respectively.

  Hornor, Townsend & Kent, Inc. serves as principal underwriter of certificates issued under the group variable and fixed annuity contracts. For 1995, Penn Mutual paid underwriting commissions of approximately $19,896. For 1997 and 1996, Penn Mutual paid no underwriting commissions to Horner, Townsend & Kent, Inc. in relation to the group variable and fixed annuity contracts.
  Applications for combination variable and fixed annuity contracts and the variable annuity contracts and for certificates issued under group variable and fixed annuity contracts are solicited on a continuous basis by life insurance agents of Penn Mutual. The life insurance agents are broker-dealers or associated with broker-dealers under federal securities laws. Agents are paid commissions. Other allowances and overrides may also be paid. Total commissions paid on purchase payments made under the contracts will not exceed 6%.

--------------------------------------------------------------------------------
CUSTODIAN

Penn Mutual is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

Ernst & Young LLP serve as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Annuity Account III. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
LEGAL MATTERS

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

The financial statements of the Separate Account and Penn Mutual are set forth on the following pages. The financial statements of Penn Mutual should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

THE PENN MUTUAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS

OF PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Annuity Account III (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund-Qualified, Growth Equity Fund-Non-Qualified, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio, and Emerging Markets Equity Portfolio) as of December 31, 1997, and the related statements of operations and changes in net assets for the year or period then ended. These financial statements are the responsibility of the management of Penn Mutual Variable Annuity Account III. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Penn Mutual Variable Annuity Account III for the year ended December 31, 1996, were audited by other auditors whose report dated April 7, 1997, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Penn Mutual Variable Annuity Account III at December 31, 1997, the results of their operations and changes in their net assets for the year or period then ended, in conformity with generally accepted accounting principles.

                                       /s/ Ernst & Young LLP
                                       ---------------------

Philadelphia, Pennsylvania

March 30, 1998

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE PENN MUTUAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS
OF PENN MUTUAL VARIABLE ANNUITY ACCOUNT III:

We have audited the accompanying statement of changes in net assets of the Penn Mutual Variable Annuity Account III (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund-Qualified, Growth Equity Fund-Non-Qualified, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Capital Appreciation Portfolio (formerly TCI Growth Portfolio) Equity Income Portfolio, Growth Portfolio, and Asset Manager Portfolio for the year ended December 31, 1996. This financial statement is the responsibility of the management of Penn Mutual Variable Annuity Account III. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the changes in net assets of Penn Mutual Variable Annuity Account III for the year ended December 31, 1996, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P

Coopers & Lybrand L.L.P

2400 Eleven Penn Center
Philadelphia, Pennsylvania

April 7, 1997

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1997

                                                                                GROWTH EQUITY
                                         MONEY MARKET QUALITY BOND  HIGH YIELD      FUND
                              TOTAL         FUND+        FUND+      BOND FUND+   QUALIFIED+
                          -------------- ------------ ------------  ----------- -------------
INVESTMENT IN COMMON
 STOCK
 Number of shares.......             --   21,838,522    2,975,968     4,439,138    3,554,577
 Identified cost........  $  842,735,525 $21,838,522  $30,412,330   $42,392,449  $68,870,068
ASSETS:
 Investments at value...  $1,037,365,689 $21,838,522  $30,354,878   $42,260,592  $86,625,034
 Dividends receivable...         106,513     106,513            0             0            0
LIABILITIES:
 Due to The Penn Mutual
  Life Insurance
  Company...............         450,319      48,758       12,300        17,448       29,703
                          -------------- -----------  -----------   -----------  -----------
NET ASSETS..............  $1,037,021,883 $21,896,277  $30,342,578   $42,243,144  $86,595,331
                          ============== ===========  ===========   ===========  ===========
Variable annuity
 accumulation units.....             --    1,120,603    1,497,635     1,261,904    1,794,481
Accumulation unit
 values.................             --  $     19.54  $     20.26   $     33.48  $     48.26

---------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                GROWTH EQUITY
                                         MONEY MARKET QUALITY BOND  HIGH YIELD      FUND
                              TOTAL         FUND+        FUND+      BOND FUND+   QUALIFIED+
                          -------------- ------------ ------------  ----------- -------------
INVESTMENT INCOME:
 Dividends..............  $   22,553,682 $ 1,158,849  $ 1,682,979   $ 3,262,755  $   307,220
EXPENSE:
 Mortality and expense
  risk charges..........      11,880,359     289,998      377,718       486,542    1,012,501
                          -------------- -----------  -----------   -----------  -----------
 Net investment income
  (loss)................      10,673,323     868,851    1,305,261     2,776,213     (705,281)
                          -------------- -----------  -----------   -----------  -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from redemption of
  fund shares...........         344,665           0      (75,348)       57,619      410,155
 Capital gains
  distributions.........      52,089,700           0       12,365             0    8,718,669
                          -------------- -----------  -----------   -----------  -----------
 Net realized gains
  (losses) from
  investment
  transactions..........      52,434,365           0      (62,983)       57,619    9,128,824
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........      80,424,769           0      690,652     2,285,110    9,242,987
                          -------------- -----------  -----------   -----------  -----------
 Net realized and
  unrealized gains
  (losses) on
  investments...........     132,859,134           0      627,669     2,342,729   18,371,811
                          -------------- -----------  -----------   -----------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $  143,532,457 $   868,851  $ 1,932,930   $ 5,118,942  $17,666,530
                          ============== ===========  ===========   ===========  ===========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.

(a) For the period from May 1, 1997 (date Fund became available for investment to contract owners) to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GROWTH EQUITY                  FLEXIBLY       SMALL      INTERNATIONAL  EMERGING
     FUND       VALUE EQUITY   MANAGED    CAPITALIZATION    EQUITY       GROWTH     BALANCED
NON-QUALIFIED+     FUND+        FUND+         FUND+          FUND+       FUND+     PORTFOLIO++
--------------  ------------ ------------ -------------- ------------- ----------  -----------
   1,213,512       9,129,159   16,960,679    1,228,572      4,681,948     331,229    1,281,381
 $24,103,753    $133,687,807 $276,113,918  $15,759,608    $63,929,345  $4,596,371  $19,753,962
 $29,573,297    $205,862,532 $336,330,260  $17,728,301    $75,519,818  $4,256,287  $22,808,576
           0               0            0            0              0           0            0
      10,094          80,234      142,388        7,241         30,830       1,600        8,996
 -----------    ------------ ------------  -----------    -----------  ----------  -----------
 $29,563,203    $205,782,298 $336,187,872  $17,721,060    $75,488,988  $4,254,687  $22,799,580
 ===========    ============ ============  ===========    ===========  ==========  ===========
     617,717       5,409,879    5,974,993    1,104,032      4,155,960     308,169    1,466,154
 $     47.86    $      38.04 $      56.27  $     16.05    $     18.16  $    13.81  $     15.55

----------------------------------------------------------------------------------------------

GROWTH EQUITY                  FLEXIBLY       SMALL      INTERNATIONAL  EMERGING
     FUND       VALUE EQUITY   MANAGED    CAPITALIZATION    EQUITY       GROWTH     BALANCED
NON-QUALIFIED+     FUND+        FUND+         FUND+          FUND+      FUND+(A)   PORTFOLIO++
--------------  ------------ ------------ -------------- ------------- ----------  -----------
 $   104,688    $  2,490,533 $  9,412,265  $    83,013    $ 2,323,614  $        0  $   370,140
     346,107       2,319,055    3,986,659      167,451        937,516      15,096      269,719
 -----------    ------------ ------------  -----------    -----------  ----------  -----------
    (241,419)        171,478    5,425,606      (84,438)     1,386,098     (15,096)     100,421
 -----------    ------------ ------------  -----------    -----------  ----------  -----------
     152,345          42,646      395,576        3,339        (14,857)     (2,154)      89,410
   2,970,955      11,136,244   19,215,461    1,046,224      2,510,614     324,153      950,026
 -----------    ------------ ------------  -----------    -----------  ----------  -----------
   3,123,300      11,178,890   19,611,037    1,049,563      2,495,757     321,999    1,039,436
   3,158,895      26,725,711   16,726,884    1,463,910      2,281,822    (340,083)   2,360,126
 -----------    ------------ ------------  -----------    -----------  ----------  -----------
   6,282,195      37,904,601   36,337,921    2,513,473      4,777,579     (18,084)   3,399,562
 -----------    ------------ ------------  -----------    -----------  ----------  -----------
 $ 6,040,776    $ 38,076,079 $ 41,763,527  $ 2,429,035    $ 6,163,677  $  (33,180) $ 3,499,983
 ===========    ============ ============  ===========    ===========  ==========  ===========

   The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1997 (CONT'D.)

                             LIMITED                     CAPITAL
                          MATURITY BOND    PARTNERS    APPRECIATION  EQUITY INCOME
                           PORTFOLIO++   PORTFOLIO++   PORTFOLIO+++  PORTFOLIO++++
                          ------------- -------------- ------------  -------------
INVESTMENT IN COMMON
 STOCK
 Number of shares.......      394,051        401,035     2,055,354      2,351,167
 Identified cost........   $5,680,952     $7,999,159   $19,014,169    $46,563,852
ASSETS:
 Investments at value...   $5,563,995     $8,261,315   $19,895,825    $57,086,338
 Dividends receivable...            0              0             0              0
LIABILITIES:
 Due to The Penn Mutual
  Life Insurance
  Company...............        2,294          3,166         7,785         21,398
                           ----------     ----------   -----------    -----------
NET ASSETS..............   $5,561,701     $8,258,149   $19,888,040    $57,064,940
                           ==========     ==========   ===========    ===========
Variable annuity
 accumulation units.....      465,682        665,382     1,567,237      3,352,648
Accumulation unit
 values.................   $    11.94     $    12.41   $     12.69    $     17.02

----------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1997 (CONT'D.)

                             LIMITED                     CAPITAL
                          MATURITY BOND    PARTNERS    APPRECIATION  EQUITY INCOME
                           PORTFOLIO++  PORTFOLIO++(A) PORTFOLIO+++  PORTFOLIO++++
                          ------------- -------------- ------------  -------------
INVESTMENT INCOME:
 Dividends..............   $  303,056     $        0   $         0    $   598,028
EXPENSE:
 Mortality and expense
  risk charges..........       65,864         28,275       281,031        581,526
                           ----------     ----------   -----------    -----------
 Net investment income
  (loss)................      237,192        (28,275)     (281,031)        16,502
                           ----------     ----------   -----------    -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from redemption of
  fund shares...........       10,303          1,377      (760,913)       (14,804)
 Capital gains
  distributions.........            0              0       518,846      3,006,750
                           ----------     ----------   -----------    -----------
 Net realized gains
  (losses) from
  investment
  transactions..........       10,303          1,377      (242,067)     2,991,946
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........       26,677        262,156      (562,269)     7,434,103
                           ----------     ----------   -----------    -----------
 Net realized and
  unrealized gains
  (losses) on
  investments...........       36,980        263,533      (804,336)    10,426,049
                           ----------     ----------   -----------    -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........   $  274,172     $  235,258   $(1,085,367)   $10,442,551
                           ==========     ==========   ===========    ===========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.

(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                      EMERGING
   GROWTH          ASSET MANAGER            INDEX 500              MARKETS EQUITY
PORTFOLIO++++      PORTFOLIO++++          PORTFOLIO++++             PORTFOLIO++++
-------------      -------------         ----------------         -----------------
   1,453,406           482,629                  74,836                  236,073
 $43,522,487        $7,635,938              $8,095,009               $2,765,826
 $53,921,344        $8,692,146              $8,560,460               $2,226,169
           0                 0                       0                        0
      19,110             3,342                   3,165                      467
 -----------        ----------              ----------               ----------
 $53,902,234        $8,688,804              $8,557,295               $2,225,702
 ===========        ==========              ==========               ==========
   3,157,234           577,711                 703,585                  248,001
 $     17.07        $    15.04              $    12.16               $     8.97

-----------------------------------------------------------------------------------

                                                                      EMERGING
   GROWTH          ASSET MANAGER            INDEX 500              MARKETS EQUITY
PORTFOLIO++++      PORTFOLIO++++         PORTFOLIO++++(A)         PORTFOLIO+++++(A)
-------------      -------------         ----------------         -----------------
 $   257,238        $  184,690              $        0               $   14,614
     583,460            87,217                  34,323                   10,301
 -----------        ----------              ----------               ----------
    (326,222)           97,473                 (34,323)                   4,313
 -----------        ----------              ----------               ----------
      51,266            (3,335)                  1,410                      630
   1,151,446           463,291                       0                   64,656
 -----------        ----------              ----------               ----------
   1,202,712           459,956                   1,410                   65,286
   8,116,417           625,879                 465,450                 (539,658)
 -----------        ----------              ----------               ----------
   9,319,129         1,085,835                 466,860                 (474,372)
 -----------        ----------              ----------               ----------
 $ 8,992,907        $1,183,308              $  432,537               $ (470,059)
 ===========        ==========              ==========               ==========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                             MONEY MARKET              QUALITY BOND
                                     TOTAL                       FUND+                     FUND+
                          ----------------------------  ------------------------  ------------------------
                               1997           1996         1997         1996         1997         1996
                          --------------  ------------  -----------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $   10,673,323  $ 11,532,067  $   868,851  $   759,315  $ 1,305,261  $ 1,544,879
 Net realized gains
  (losses) from
  investment
  transactions..........      52,434,365    37,969,912            0            0      (62,983)     150,371
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........      80,424,769    46,904,331            0            0      690,652     (824,626)
                          --------------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........     143,532,457    96,406,310      868,851      759,315    1,932,930      870,624
                          --------------  ------------  -----------  -----------  -----------  -----------
VARIABLE ANNUITY
 ACTIVITIES:
 Purchase payments under
  variable annuity
  contracts.............     267,822,906   251,158,386   34,757,734   27,162,076    5,555,275    6,765,457
 Surrender benefits.....     (77,835,445)  (50,680,346)  (9,401,752)  (4,072,749)  (3,121,924)  (3,808,199)
 Net transfers..........    (104,394,903)  (80,968,012) (26,472,847) (20,416,508)  (4,767,816)  (6,221,731)
 Death benefits.........      (5,546,379)   (2,139,229)     (79,929)    (142,708)    (447,151)    (115,236)
 Contract administration
  charges...............        (867,185)     (743,327)     (16,669)     (17,054)     (24,971)     (29,245)
 Deferred sales charges.        (941,155)     (771,701)     (66,903)     (41,242)     (26,092)     (62,768)
 Annuity benefits.......      (4,608,091)   (2,442,928)    (128,331)     (75,424)    (364,470)    (320,805)
                          --------------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from variable annuity
 activities.............      73,629,748   113,412,843   (1,408,697)   2,396,391   (3,197,149)  (3,792,527)
                          --------------  ------------  -----------  -----------  -----------  -----------
Total increase
 (decrease) in net
 assets.................     217,162,205   209,819,153     (539,846)   3,155,706   (1,264,219)  (2,921,903)
NET ASSETS:
 Beginning of year......     819,859,678   610,040,525   22,436,123   19,280,417   31,606,797   34,528,700
                          --------------  ------------  -----------  -----------  -----------  -----------
 END OF YEAR............  $1,037,021,883  $819,859,678  $21,896,277  $22,436,123  $30,342,578  $31,606,797
                          ==============  ============  ===========  ===========  ===========  ===========
                                  HIGH YIELD              GROWTH EQUITY FUND+       GROWTH EQUITY FUND+
                                  BOND FUND+                   QUALIFIED               NON-QUALIFIED
                          ----------------------------  ------------------------  ------------------------
                               1997           1996         1997         1996         1997         1996
                          --------------  ------------  -----------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $    2,776,213  $  2,119,641  $  (705,281) $  (542,869) $  (241,419) $  (183,089)
 Net realized gains
  (losses) from
  investment
  transactions..........          57,619       118,824    9,128,824    7,424,716    3,123,300    2,529,437
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........       2,285,110     1,586,645    9,242,987    4,297,206    3,158,895    1,444,325
                          --------------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........       5,118,942     3,825,110   17,666,530   11,179,053    6,040,776    3,790,673
                          --------------  ------------  -----------  -----------  -----------  -----------
VARIABLE ANNUITY
 ACTIVITIES:
 Purchase payments under
  variable annuity
  contracts.............      10,878,709     7,610,868   11,581,131    7,716,325    3,190,214    2,314,525
 Surrender benefits.....      (3,014,970)   (2,415,269)  (8,136,075)  (6,856,237)  (1,856,204)  (1,678,052)
 Net transfers..........      (4,748,376)   (5,087,882)  (4,534,426)  (5,990,576)  (1,209,158)  (2,254,703)
 Death benefits.........        (353,295)     (135,215)    (195,766)    (105,136)    (236,434)    (153,472)
 Contract administration
  charges...............         (32,949)      (33,369)     (99,478)    (104,241)     (17,250)     (17,455)
 Deferred sales charges.         (41,927)      (34,353)     (85,776)    (118,248)     (10,756)     (21,783)
 Annuity benefits.......        (263,827)     (137,094)    (154,666)     (86,906)     (77,974)     (37,834)
                          --------------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from variable annuity
 activities.............       2,423,365      (232,314)  (1,625,056)  (5,545,019)    (217,562)  (1,848,774)
                          --------------  ------------  -----------  -----------  -----------  -----------
Total increase
 (decrease) in net
 assets.................       7,542,307     3,592,796   16,041,474    5,634,034    5,823,214    1,941,899
NET ASSETS:
 Beginning of year......      34,700,837    31,108,041   70,553,857   64,919,823   23,739,989   21,798,090
                          --------------  ------------  -----------  -----------  -----------  -----------
 END OF YEAR............  $   42,243,144  $ 34,700,837  $86,595,331  $70,553,857  $29,563,203  $23,739,989
                          ==============  ============  ===========  ===========  ===========  ===========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONT'D.)

                                VALUE EQUITY              FLEXIBLY MANAGED         SMALL CAPITALIZATION
                                    FUND+                       FUND+                     FUND+
                          --------------------------  --------------------------  -----------------------
                              1997          1996          1997          1996         1997         1996
                          ------------  ------------  ------------  ------------  -----------  ----------
OPERATIONS:
 Net investment income
  (loss)................  $    171,478  $     37,335  $  5,425,606  $  5,954,124  $   (84,438) $  (16,097)
 Net realized gains
  (losses) from
  investment
  transactions..........    11,178,890     6,215,984    19,611,037    11,881,295    1,049,563     291,765
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    26,725,711    20,554,315    16,726,884    16,655,730    1,463,910     511,160
                          ------------  ------------  ------------  ------------  -----------  ----------
Net increase (decrease)
 in net assets resulting
 from operations........    38,076,079    26,807,634    41,763,527    34,491,149    2,429,035     786,828
                          ------------  ------------  ------------  ------------  -----------  ----------
VARIABLE ANNUITY
 ACTIVITIES:
 Purchase payments under
  variable annuity
  contracts.............    39,960,196    35,030,873    58,888,377    64,098,837    9,987,455   6,357,984
 Surrender benefits.....   (13,261,992)   (8,798,687)  (21,762,080)  (15,678,381)    (929,941)   (209,690)
 Net transfers..........    (8,211,820)   (6,534,934)  (19,473,960)  (11,363,445)  (1,369,531)   (698,991)
 Death benefits.........    (1,000,702)     (294,674)   (2,171,468)     (802,242)    (106,697)          0
 Contract administration
  charges...............      (142,233)     (116,868)     (287,496)     (259,447)     (11,878)     (3,494)
 Deferred sales charges.      (141,327)     (104,693)     (275,949)     (230,482)      (9,920)     (2,503)
 Annuity benefits.......      (750,028)     (327,102)   (1,873,395)     (899,490)     (27,558)     (7,754)
                          ------------  ------------  ------------  ------------  -----------  ----------
Net increase (decrease)
 in net assets resulting
 from variable annuity
 activities.............    16,452,094    18,853,915    13,044,029    34,865,350    7,531,930   5,435,552
                          ------------  ------------  ------------  ------------  -----------  ----------
Total increase
 (decrease) in net
 assets.................    54,528,173    45,661,549    54,807,556    69,356,499    9,960,965   6,222,380
NET ASSETS:
 Beginning of year......   151,254,125   105,592,576   281,380,316   212,023,817    7,760,095   1,537,715
                          ------------  ------------  ------------  ------------  -----------  ----------
 END OF YEAR............  $205,782,298  $151,254,125  $336,187,872  $281,380,316  $17,721,060  $7,760,095
                          ============  ============  ============  ============  ===========  ==========
                                INTERNATIONAL           EMERGING            BALANCED
                                EQUITY FUND+          GROWTH FUND+        PORTFOLIO++
                          --------------------------  ------------  -------------------------
                              1997          1996        1997(A)         1997         1996
                          ------------  ------------  ------------  ------------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $  1,386,098  $  2,196,202  $    (15,096) $    100,421  $   192,678
 Net realized gains
  (losses) from
  investment
  transactions..........     2,495,757     2,208,497       321,999     1,039,436    2,481,947
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........     2,281,822     4,008,191      (340,083)    2,360,126   (1,619,401)
                          ------------  ------------  ------------  ------------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........     6,163,677     8,412,890       (33,180)    3,499,983    1,055,224
                          ------------  ------------  ------------  ------------  -----------
VARIABLE ANNUITY
 ACTIVITIES:
 Purchase payments under
  variable annuity
  contracts.............    15,267,035    16,887,411     4,773,188     3,659,563    5,405,171
 Surrender benefits.....    (5,349,569)   (2,870,226)      (62,413)   (1,445,846)  (1,105,007)
 Net transfers..........    (6,781,095)   (4,015,394)     (414,030)   (2,735,929)  (3,239,725)
 Death benefits.........      (237,872)     (173,872)            0      (234,335)     (67,321)
 Contract administration
  charges...............       (73,305)      (65,435)         (624)      (20,492)     (20,861)
 Deferred sales charges.       (72,607)      (59,387)         (787)      (31,195)     (21,260)
 Annuity benefits.......      (274,746)     (178,697)       (7,467)     (132,766)    (101,428)
                          ------------  ------------  ------------  ------------  -----------
Net increase (decrease)
 in net assets resulting
 from variable annuity
 activities.............     2,477,841     9,524,400     4,287,867      (941,000)     849,569
                          ------------  ------------  ------------  ------------  -----------
Total increase
 (decrease) in net
 assets.................     8,641,518    17,937,290     4,254,687     2,558,983    1,904,793
NET ASSETS:
 Beginning of year......    66,847,470    48,910,180             0    20,240,597   18,335,804
                          ------------  ------------  ------------  ------------  -----------
 END OF YEAR............  $ 75,488,988  $ 66,847,470  $  4,254,687  $ 22,799,580  $20,240,597
                          ============  ============  ============  ============  ===========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger&Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONT'D.)

                             LIMITED MATURITY        PARTNERS     CAPITAL APPRECIATION
                             BOND PORTFOLIO++       PORTFOLIO++       PORTFOLIO+++
                          ------------------------  -----------  ------------------------
                             1997         1996        1997(A)       1997         1996
                          -----------  -----------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $   237,192  $   380,829  $   (28,275) $  (281,031) $  (387,639)
 Net realized gains
  (losses) from
  investment
  transactions..........       10,303       12,163        1,377     (242,067)   3,392,106
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........       26,677     (235,270)     262,156     (562,269)  (4,797,632)
                          -----------  -----------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........      274,172      157,722      235,258   (1,085,367)  (1,793,165)
                          -----------  -----------  -----------  -----------  -----------
VARIABLE ANNUITY
 ACTIVITIES:
 Purchase payments under
  variable annuity
  contracts.............    1,780,086    1,719,265    8,417,570    4,600,249    9,581,789
 Surrender benefits.....     (685,437)    (188,216)    (127,161)  (2,129,250)  (1,543,486)
 Net transfers..........     (891,379)  (1,309,181)    (244,197) (10,307,667)  (7,344,134)
 Death benefits.........      (73,242)     (26,031)           0      (42,762)     (98,132)
 Contract administration
  charges...............       (4,089)      (3,677)        (950)     (29,637)     (35,108)
 Deferred sales charges.       (4,872)      (3,176)      (1,745)     (45,296)     (35,717)
 Annuity benefits.......      (36,318)     (38,247)     (20,626)     (72,368)     (65,668)
                          -----------  -----------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from variable annuity
 activities.............       84,749      150,737    8,022,891   (8,026,731)     459,544
                          -----------  -----------  -----------  -----------  -----------
Total increase
 (decrease) in net
 assets.................      358,921      308,459    8,258,149   (9,112,098)  (1,333,621)
NET ASSETS:
 Beginning of year......    5,202,780    4,894,321            0   29,000,138   30,333,759
                          -----------  -----------  -----------  -----------  -----------
 END OF YEAR............  $ 5,561,701  $ 5,202,780  $ 8,258,149  $19,888,040  $29,000,138
                          ===========  ===========  ===========  ===========  ===========
                               EQUITY INCOME                GROWTH
                               PORTFOLIO++++             PORTFOLIO++++
                          ------------------------  ------------------------
                             1997         1996         1997         1996
                          -----------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $    16,502  $  (264,392) $  (326,222) $  (284,183)
 Net realized gains
  (losses) from
  investment
  transactions..........    2,991,946      440,936    1,202,712      764,927
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    7,434,103    2,674,214    8,116,417    2,293,958
                          -----------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........   10,442,551    2,850,758    8,992,907    2,774,702
                          -----------  -----------  -----------  -----------
VARIABLE ANNUITY
 ACTIVITIES:
 Purchase payments under
  variable annuity
  contracts.............   20,275,870   26,675,848   18,702,331   30,085,364
 Surrender benefits.....   (2,822,385)    (499,331)  (3,085,102)    (859,014)
 Net transfers..........   (3,908,648)  (2,196,161)  (6,992,841)  (3,748,070)
 Death benefits.........     (200,039)     (24,282)    (147,166)        (908)
 Contract administration
  charges...............      (40,423)     (14,190)     (55,184)     (20,135)
 Deferred sales charges.      (39,449)     (11,243)     (74,954)     (22,973)
 Annuity benefits.......     (253,800)    (104,124)    (125,244)     (56,653)
                          -----------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from variable annuity
 activities.............   13,011,126   23,826,517    8,221,840   25,377,611
                          -----------  -----------  -----------  -----------
Total increase
 (decrease) in net
 assets.................   23,453,677   26,677,275   17,214,747   28,152,313
NET ASSETS:
 Beginning of year......   33,611,263    6,933,988   36,687,487    8,535,174
                          -----------  -----------  -----------  -----------
 END OF YEAR............  $57,064,940  $33,611,263  $53,902,234  $36,687,487
                          ===========  ===========  ===========  ===========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONT'D.)

                                                                     EMERGING
                                ASSET MANAGER         INDEX 500   MARKETS EQUITY
                                PORTFOLIO++++       PORTFOLIO++++ PORTFOLIO+++++
                            ----------------------  ------------- --------------
                               1997        1996        1997(A)       1997(A)
                            ----------  ----------  ------------- --------------
OPERATIONS:
 Net investment income
  (loss)..................  $   97,473  $   25,333   $  (34,323)    $    4,313
 Net realized gains
  (losses) from investment
  transactions............     459,956      56,944        1,410         65,286
 Net change in unrealized
  appreciation
  (depreciation) of
  investments.............     625,879     355,516      465,450       (539,658)
                            ----------  ----------   ----------     ----------
Net increase (decrease) in
 net assets resulting from
 operations...............   1,183,308     437,793      432,537       (470,059)
                            ----------  ----------   ----------     ----------
VARIABLE ANNUITY
 ACTIVITIES:
 Purchase payments under
  variable annuity
  contracts...............   3,737,528   3,746,593    8,905,076      2,905,319
 Surrender benefits.......    (467,149)    (97,802)    (159,993)       (16,202)
 Net transfers............    (528,705)   (546,577)    (611,399)      (191,079)
 Death benefits...........     (19,521)          0            0              0
 Contract administration
  charges.................      (7,431)     (2,748)      (1,585)          (541)
 Deferred sales charges...     (10,039)     (1,873)      (1,208)          (353)
 Annuity benefits.........     (36,991)     (5,702)      (6,133)        (1,383)
                            ----------  ----------   ----------     ----------
Net increase (decrease) in
 net assets resulting from
 variable annuity
 activities...............   2,667,692   3,091,891    8,124,758      2,695,761
                            ----------  ----------   ----------     ----------
Total increase (decrease)
 in net assets............   3,851,000   3,529,684    8,557,295      2,225,702
NET ASSETS:
 Beginning of year........   4,837,804   1,308,120            0              0
                            ----------  ----------   ----------     ----------
 END OF YEAR..............  $8,688,804  $4,837,804   $8,557,295     $2,225,702
                            ==========  ==========   ==========     ==========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1997
--------------------------------------------------------------------------------
NOTE 1.

  The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

  GENERAL - Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1997 and the reported amounts from operations and contract transactions during 1997 and 1996. Actual results could differ from those estimates.

  INVESTMENTS - Assets of Account III are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond,
  Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds;
--------------------------------------------------------------------------------
NOTE 2.

  For the years ended December 31, 1997 and 1996, transactions in shares of the respective funds or portfolios were as follows:

                              MONEY MARKET              QUALITY BOND              HIGH YIELD               GROWTH EQUITY
                                  FUND+                     FUND+                 BOND FUND+                   FUND+
                        --------------------------  ----------------------  ------------------------  ------------------------
                            1997          1996         1997        1996        1997         1996         1997         1996
                        ------------  ------------  ----------  ----------  -----------  -----------  -----------  -----------
Shares purchased......    20,568,549    17,593,852     251,577     330,924      772,667     484,617       284,391      169,060
Shares received from
 reinvestment of:
 Net investment
  income..............     1,158,849     1,023,642     164,998     197,030      342,726     284,084        16,903       19,719
 Capital gains
  distribution........             0             0       1,212           0            0           0       479,673      437,770
                        ------------  ------------  ----------  ----------  -----------  ----------   -----------  -----------
Total shares acquired.    21,727,398    18,617,494     417,787     527,954    1,115,393     768,701       780,967      626,549
Shares redeemed.......   (22,227,865)  (15,436,953)   (603,493)   (738,839)    (572,049)   (559,349)     (408,204)    (567,813)
                        ------------  ------------  ----------  ----------  -----------  ----------   -----------  -----------
Net increase
 (decrease) in shares
 owned................      (500,467)    3,180,541    (185,706)   (210,885)     543,344     209,352       372,763       58,736
Shares owned,
 beginning of year....    22,338,989    19,158,448   3,161,674   3,372,559    3,895,794   3,686,442     4,395,326    4,336,590
                        ------------  ------------  ----------  ----------  -----------  ----------   -----------  -----------
Shares owned, end of
 year.................    21,838,522    22,338,989   2,975,968   3,161,674    4,439,138   3,895,794     4,768,089    4,395,326
                        ============  ============  ==========  ==========  ===========  ==========   ===========  ===========
Cost of shares
 acquired.............  $ 21,727,398  $ 18,617,494  $4,320,467  $5,361,098  $10,641,144  $6,874,436   $19,086,604  $13,550,324
Proceeds from shares
 redeemed.............  $ 22,227,865  $ 15,436,953  $6,197,636  $7,605,105  $ 5,435,036  $4,982,181   $10,176,674  $12,259,901

                          EMERGING           BALANCED              LIMITED MATURITY       PARTNERS     CAPITAL APPRECIATION
                        GROWTH FUND+        PORTFOLIO++            BOND PORTFOLIO++      PORTFOLIO++       PORTFOLIO+++
                        ------------  ------------------------  -----------------------  -----------  ------------------------
                          1997(A)         1997         1996        1997        1996        1997(A)       1997         1996
                        ------------  ------------  ----------  ----------  -----------  -----------  -----------  -----------
Shares purchased......       320,166       111,436     215,796     105,105       96,495     418,360        60,865      412,781
Shares received from
 reinvestment of:
 Net investment
  income..............             0        23,651      29,112      22,684       33,269           0             0            0
 Capital gains
  distribution........        25,226        60,705     161,893           0            0           0        58,627      326,246
                        ------------  ------------  ----------  ----------  -----------  ----------   -----------  -----------
Total shares acquired.       345,392       195,792     406,801     127,789      129,764     418,360       119,492      739,027
Shares redeemed.......       (14,163)     (186,196)   (181,758)   (104,158)     (92,124)    (17,325)     (897,871)    (420,995)
                        ------------  ------------  ----------  ----------  -----------  ----------   -----------  -----------
Net increase
 (decrease) in shares
 owned................       331,229         9,596     225,043      23,631       37,640     401,035      (778,379)     318,032
Shares owned,
 beginning of year....             0     1,271,785   1,046,742     370,420      332,780           0     2,833,733    2,515,701
                        ------------  ------------  ----------  ----------  -----------  ----------   -----------  -----------
Shares owned, end of
 year.................       331,229     1,281,381   1,271,785     394,051      370,420     401,035     2,055,354    2,833,733
                        ============  ============  ==========  ==========  ===========  ==========   ===========  ===========
Cost of shares
 acquired.............  $  4,795,749  $  3,196,421  $6,351,229  $1,760,765  $ 1,802,687  $8,332,538   $ 1,139,068  $ 8,096,102
Proceeds from shares
 redeemed.............  $    197,224  $  3,084,192  $2,835,387  $1,438,121  $ 1,270,338  $  334,756   $ 8,937,593  $ 4,525,040

-----------------------

The cost of net redemptions is determined on a last-in, first-out basis. + Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust

+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) For the period May 1, 1997 (date funds became available for investment to contractholders) to December 31, 1997.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1997 (CONT'D)
--------------------------------------------------------------------------------
NOTE 1. (CONT'D.)

  Neuberger & Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Universal Funds, Inc. (MS):
  Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and MS are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

  FEDERAL INCOME TAXES - Penn Mutual is taxed under federal law as a life insurance company. Account III is part of the Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account III.
--------------------------------------------------------------------------------

     VALUE EQUITY            FLEXIBLY MANAGED       SMALL CAPITALIZATION           INTERNATIONAL
         FUND+                     FUND+                    FUND+                   EQUITY FUND+
------------------------  ------------------------  ----------------------  ----------------------------
   1997         1996         1997         1996         1997        1996         1997           1996
-----------  -----------  -----------  -----------  ----------  ----------  ------------- --------------
  1,060,202    1,164,470    1,357,559    2,076,707     589,715     485,158       437,267       715,483
    110,445       86,079      474,647      485,607       5,753       3,365       144,055       141,191
    493,847      321,429      969,010      633,475      72,503      23,236       155,649       188,087
-----------  -----------  -----------  -----------  ----------  ----------   -----------   -----------
  1,664,494    1,571,978    2,801,216    3,195,789     667,971     511,759       736,971     1,044,761
   (366,624)    (227,840)    (860,219)    (363,469)    (58,913)    (32,572)     (338,680)     (141,812)
-----------  -----------  -----------  -----------  ----------  ----------   -----------   -----------
  1,297,870    1,344,138    1,940,997    2,832,320     609,058     479,187       398,291       902,949
  7,831,289    6,487,151   15,019,682   12,187,362     619,514     140,327     4,283,657     3,380,708
-----------  -----------  -----------  -----------  ----------  ----------   -----------   -----------
  9,129,159    7,831,289   16,960,679   15,019,682   1,228,572     619,514     4,681,948     4,283,657
===========  ===========  ===========  ===========  ==========  ==========   ===========   ===========
$35,956,431  $29,281,270  $55,402,925  $59,505,713  $9,365,034  $6,110,211   $12,059,639   $16,162,996
$ 8,162,539  $ 4,151,661  $17,664,016  $ 6,762,719  $  866,491  $  397,931   $ 5,674,673   $ 2,226,649
                                                                                             EMERGING
     EQUITY INCOME                GROWTH                ASSET MANAGER         INDEX 500   MARKETS EQUITY
     PORTFOLIO++++             PORTFOLIO++++            PORTFOLIO++++       PORTFOLIO++++ PORTFOLIO+++++
------------------------  ------------------------  ----------------------  ------------- --------------
   1997         1996         1997         1996         1997        1996        1997(A)       1997(A)
-----------  -----------  -----------  -----------  ----------  ----------  ------------- --------------
    662,593    1,248,554      347,674      879,192     194,059     220,911        77,453       240,410
     30,203          819        8,151        1,098      11,970       4,421             0         1,611
    151,856       23,487       36,484       27,718      30,025       3,646             0         7,128
-----------  -----------  -----------  -----------  ----------  ----------   -----------   -----------
    844,652    1,272,860      392,309      908,008     236,054     228,978        77,453       249,149
    (92,232)     (34,010)    (117,397)     (21,860)    (39,267)    (25,995)       (2,617)      (13,076)
-----------  -----------  -----------  -----------  ----------  ----------   -----------   -----------
    752,420    1,238,850      274,912      886,148     196,787     202,983        74,836       236,073
  1,598,747      359,897    1,178,494      292,346     285,842      82,859             0             0
-----------  -----------  -----------  -----------  ----------  ----------   -----------   -----------
  2,351,167    1,598,747    1,453,406    1,178,494     482,629     285,842        74,836       236,073
===========  ===========  ===========  ===========  ==========  ==========   ===========   ===========
$18,049,343  $24,711,104  $12,995,985  $26,546,059  $3,892,784  $3,580,092   $ 8,376,969   $ 2,910,163
$ 2,003,956  $   696,843  $ 3,940,633  $   673,136  $  662,480  $  406,541   $   283,370   $   144,967

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1997 (CONT'D)
--------------------------------------------------------------------------------
NOTE 3.

  Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the average value of Account III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

  If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF TRUSTEES
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA

We have audited the accompanying consolidated balance sheet of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1997 and the related consolidated income statement, statement of changes in equity and statement of cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of the Company as of December 31, 1996 and for each of the two years in the period ended December 31, 1996 were audited by other auditors whose report dated January 31, 1997 expressed an unqualified opinion on those statements and included an explanatory paragraph that disclosed the Company's adoption of several accounting principles which were not previously required to be adopted. These changes are described in Note 1 to the financial statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1997, and the results of their operations and their cash flows for the year then ended, in conformity with generally accepted accounting principles.

                                    Ernst & Young LLP

Philadelphia, Pennsylvania
January 30, 1998

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF TRUSTEES OF
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA

We have audited the accompanying consolidated balance sheet of The Penn Mutual Life Insurance Company as of December 31, 1996 and the related consolidated income statements, changes in equity and statement of cash flows for the two years in the period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial condition of The Penn Mutual Life Insurance Company as of December 31, 1996, and the results of their operations and their cash flows for the two years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements in 1996, the Company adopted Financial Accounting Standards Board Interpretation No. 40 (FIN
40) and Statement of Financial Accounting Standards No. 120 (SFAS 120), which required implementation of several accounting pronouncements not previously adopted. The effects of adopting FIN 40 and SFAS 120 were retroactively applied to the Company's previously issued financial statements, consistent with the implementation guidance of those standards.


/s/ Coopers & Lybrand L.L.P.,

Coopers & Lybrand L.L.P.,

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 31, 1997

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                            1997       1996
--------------------------------------------------------------------------------
(in thousands)
ASSETS
Debt securities, at fair value...........................  $5,427,652 $5,214,788
Equity securities, at fair value.........................      12,502     16,745
Mortgage loans on real estate............................      52,996    124,914
Real estate, net of accumulated depreciation.............      22,358     97,805
Policy loans.............................................     642,989    656,073
Short-term investments...................................      43,470     37,515
Other invested assets....................................      88,928     94,369
                                                           ---------- ----------
 TOTAL INVESTMENTS.......................................   6,290,895  6,242,209
Cash and cash equivalents................................      37,064     37,314
Investment income due and accrued........................     103,072    103,132
Deferred acquisition costs...............................     384,542    412,595
Amounts recoverable from reinsurers......................      63,211     58,882
Broker/dealer receivables................................     526,797    449,150
Other assets.............................................      92,203     85,382
Separate account assets..................................   1,869,094  1,368,384
                                                           ---------- ----------
 TOTAL ASSETS............................................  $9,366,878 $8,757,048
                                                           ========== ==========
LIABILITIES
Reserves for payment of future policy benefits...........  $2,770,015 $2,782,621
Other policyholder funds.................................   2,973,434  3,053,412
Policyholders' dividends payable.........................      35,273     35,395
Broker/dealer payables...................................     333,104    303,089
Accrued income tax payable:
 Current.................................................      17,476     25,487
 Deferred................................................      75,096     35,783
Other liabilities........................................     283,666    282,501
Separate account liabilities.............................   1,869,094  1,368,384
                                                           ---------- ----------
 TOTAL LIABILITIES.......................................   8,357,158  7,886,672
                                                           ---------- ----------
EQUITY
Unrealized gains/(losses) on investment securities, net
 of taxes and amortization of deferred acquisition costs.     152,009     85,730
Retained earnings........................................     857,711    784,646
                                                           ---------- ----------
 TOTAL EQUITY............................................   1,009,720    870,376
                                                           ---------- ----------
  TOTAL LIABILITIES AND EQUITY...........................  $9,366,878 $8,757,048
                                                           ========== ==========


   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED INCOME STATEMENTS

FOR THE YEARS ENDED DECEMBER 31,                1997        1996        1995
--------------------------------------------------------------------------------
(in thousands)
REVENUES
Premium and annuity considerations.......... $  195,220  $  199,821  $  187,907
Policy fee income...........................    102,398      89,349      80,652
Net investment income.......................    460,206     475,315     489,773
Net realized capital gains/(losses).........      9,655     (10,078)     14,112
Broker/dealer fees and commissions..........    290,005     241,068     200,223
Other income................................     11,851      11,544      31,646
                                             ----------  ----------  ----------
 TOTAL REVENUE..............................  1,069,335   1,007,019   1,004,313
                                             ----------  ----------  ----------
BENEFITS AND EXPENSES
Benefits paid to policyholders and benefi-
 ciaries....................................    480,234     462,412     486,559
Policyholder dividends......................     67,412      67,596      69,807
Increase/(decrease) in liability for future
 policy benefits............................    (11,972)     42,652      38,038
General expenses............................    202,731     178,554     186,204
Broker/dealer sales expense.................    160,730     132,724     109,492
Amortization of deferred acquisition costs..     43,223      46,137      36,794
                                             ----------  ----------  ----------
 TOTAL BENEFITS AND EXPENSES................    942,358     930,075     926,894
                                             ----------  ----------  ----------
 INCOME BEFORE INCOME TAXES.................    126,977      76,944      77,419
                                             ----------  ----------  ----------
Income taxes:
 Current....................................     50,061      37,944      11,740
 Deferred...................................      3,851      (9,919)    (33,179)
                                             ----------  ----------  ----------
 NET INCOME................................. $   73,065  $   48,919  $   98,858
                                             ==========  ==========  ==========


   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                               UNREALIZED
                                              APPRECIATION
                                             (DEPRECIATION)
                                             OF INVESTMENT  RETAINED   TOTAL
FOR THE YEARS ENDED DECEMBER 31,               SECURITIES   EARNINGS   EQUITY
--------------------------------------------------------------------------------
(in thousands)
BALANCE AT JANUARY 1, 1995..................    $(57,212)   $636,869 $  579,657
 Net income for 1995........................         --       98,858     98,858
 Unrealized appreciation of securities......     216,153         --     216,153
                                                --------    -------- ----------
BALANCE AT DECEMBER 31, 1995................     158,941     735,727    894,668
 Net income for 1996........................         --       48,919     48,919
 Unrealized depreciation of securities......     (73,211)        --     (73,211)
                                                --------    -------- ----------
BALANCE AT DECEMBER 31, 1996................      85,730     784,646    870,376
 Net income for 1997........................         --       73,065     73,065
 Unrealized appreciation of securities......      66,279         --      66,279
                                                --------    -------- ----------
BALANCE AT DECEMBER 31, 1997................    $152,009    $857,711 $1,009,720
                                                ========    ======== ==========



   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,               1997         1996         1995
----------------------------------------------------------------------------------
(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income................................  $    73,065  $    48,919  $    98,858
Adjustments to reconcile net income to net
 cash provided by operations:
 Capitalization of policy acquisition
  costs...................................      (64,427)     (60,234)     (52,147)
 Amortization of deferred acquisition
  costs...................................       43,223       46,137       36,794
 Policy fees on universal life and invest-
  ment contracts..........................     (104,342)     (89,349)     (80,652)
 Interest credited on universal life and
  investment contracts....................      160,417      171,051      186,549
 Depreciation and amortization............       18,682       11,613       13,260
 Premiums due and other receivables.......       (7,291)        (105)      (2,219)
 Realized capital (gains)/losses..........       (9,655)      10,078      (14,112)
 (Increase)/decrease in accrued investment
  income..................................           60        6,474        7,880
 (Increase)/decrease in amounts due from
  reinsurers..............................       (4,329)     (14,200)       9,994
 (Increase)/decrease in net broker dealer
  receivables.............................      (47,632)         296      (37,142)
 Increase/(decrease) in future policy ben-
  efit reserves...........................      (13,358)      58,697        9,276
 Increase/(decrease) in claims payable....          --           --       (16,322)
 Increase/(decrease) in income tax pay-
  able....................................       (4,526)       7,798      (59,512)
 Other, net...............................       (6,693)      39,625       (5,232)
                                            -----------  -----------  -----------
  NET CASH PROVIDED BY OPERATING ACTIVI-
   TIES...................................       33,194      236,800       95,273
                                            -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of investments:
 Debt securities available for sale.......    1,235,274      927,905    1,201,541
 Equity securities........................       20,374       25,413      153,985
 Real estate..............................       87,875       40,209       20,461
 Other....................................       14,355       15,284       10,834
Maturity and other principal repayments:
 Debt securities available for sale.......      472,474      278,290      276,806
 Equity securities........................          --           --         1,992
 Mortgage loans...........................       61,813      156,643      138,396
Cost of investments acquired:
 Debt securities available for sale.......   (1,772,007)  (1,427,048)  (1,448,184)
 Equity securities........................      (15,268)     (11,752)     (80,999)
 Mortgage loans...........................            0      (36,155)    (115,047)
 Real estate..............................      (15,600)      (8,542)     (15,428)
 Other....................................      (15,503)      (8,789)      (8,420)
Change in policy loans, net...............       13,084        1,234      (18,708)
(Increase)/decrease in short-term invest-
 ments, net...............................       (5,955)      51,290      (80,740)
Purchases of furniture and equipment, net.       (4,116)      (6,449)      (5,369)
                                            -----------  -----------  -----------
  NET CASH (USED)/PROVIDED BY INVESTING
   ACTIVITIES.............................       76,800       (2,467)      31,120
                                            -----------  -----------  -----------

                                 - CONTINUED -


   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS, CONTINUED

FOR THE YEARS ENDED DECEMBER 31,                    1997       1996       1995
----------------------------------------------------------------------------------
(in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits for universal life and investment con-
 tracts.........................................  $ 653,233  $ 625,816  $ 602,956
Withdrawals from universal life and investment
 contracts......................................   (552,311)  (567,697)  (608,416)
Transfers to separate accounts..................   (236,008)  (269,735)  (114,332)
Issuance/(repayment) of debt....................     24,842    (18,424)     1,354
                                                  ---------  ---------  ---------
  NET CASH USED BY FINANCING ACTIVITIES.........   (110,244)  (230,040)  (118,438)
                                                  ---------  ---------  ---------
  NET DECREASE IN CASH AND CASH EQUIVALENTS.....       (250)     4,293      7,955
CASH AND CASH EQUIVALENTS
 Beginning of the year..........................     37,314     33,021     25,066
                                                  ---------  ---------  ---------
 End of the year................................  $  37,064  $  37,314  $  33,021
                                                  =========  =========  =========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
 Income Taxes...................................  $  54,507  $  20,228  $  46,286
 Interest Paid..................................      1,384        939      5,239

  See Note 2 for information on unrealized gains and losses and a 1996 non-cash transaction related to mortgage loans.



   The accompanying notes are an integral part of the consolidated financial statements.

-------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(IN THOUSANDS OF DOLLARS)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company (the "Company") was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer, investment advisory and real estate subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.

ACCOUNTING CHANGES

As of January 1, 1996, the Company adopted Financial Accounting Standards Board Interpretation No. 40 (FIN 40), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", as amended by Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises for Certain Long-Duration Participating Contracts". The initial effect of applying these pronouncements has been reported retroactively, as of January 1, 1993. SFAS No. 120 requires financial statements referred to as prepared in accordance with generally accepted accounting principles (GAAP) to apply all applicable authoritative GAAP pronouncements. Prior to the adoption of SFAS No. 120, statutory financial statements were permitted to be referred to as being prepared in accordance with GAAP. The significant GAAP authoritative pronouncements requiring initial application were as follows:

 . SFAS No. 60, "Accounting and Reporting by Insurance Enterprises",

 . SFAS No. 87, "Employers' Accounting for Pensions",

 . SFAS No. 94, "Consolidation of All Majority-Owned Subsidiaries",

 . SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain
  Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments",

 . SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than
  Pensions" ,

 . SFAS No. 109, "Accounting for Income Taxes",

 . SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts",

 . Statement of Position (SOP) 95-1, "Accounting for Certain Insurance
  Activities of Mutual Life Insurance Enterprises".

The cumulative effect of applying SFAS No. 120 and FIN 40 primarily consists of the initial deferral of acquisition costs, the establishment of deferred taxes, the change in methodology for insurance reserves, and the elimination of the statutory asset valuation reserve and interest maintenance reserve and the establishment of investment valuation allowances. In connection with the adoption of FIN 40, the Company also adopted SFAS No. 115, "Accounting for Certain Debt and Equity Securities" as of January 1, 1994.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

As a result of the change in accounting principles, net income as previously reported, has been restated as follows:

                                                                      1995
                                                                    ---------
   Net income, as previously reported.............................. $     729
   Add adjustments for the cumulative effect on prior years
    Deferred acquisition costs.....................................    15,353
    Policy reserves................................................   (12,079)
    Deferred taxes.................................................    32,341
    Investment reserves............................................    46,640
    Other, net.....................................................    15,874
    Total..........................................................    98,129
                                                                    ---------
   Net income, as adjusted......................................... $  98,858
                                                                    =========

As a result of the change in accounting principles, equity, as previously reported has been restated as follows:

                                                                      1995
                                                                    ---------
   Balance at beginning of year, as previously reported............ $ 315,321
                                                                    ---------
   Add adjustments for the cumulative effect on prior years of ap-
    plying retroactively the new basis of accounting
    Deferred acquisition costs.....................................   466,446
    Policy reserves................................................   (67,526)
    Deferred taxes.................................................      (527)
    Investment reserves............................................    13,651
    Unrealized gains/(losses)......................................  (145,759)
    Other, net.....................................................    (1,949)
                                                                    ---------
    Total..........................................................   264,336
                                                                    ---------
   Balance at beginning of year, as adjusted.......................   579,657
                                                                    ---------
   Net income......................................................    98,858
   Net change in unrealized gains/(losses) on investment securi-
    ties...........................................................   216,153
                                                                    ---------
                                                                      315,011
                                                                    ---------
   Balance at end of year.......................................... $ 894,668
                                                                    =========

INVESTMENTS

Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported through a separate component of equity. Interest on debt securities is credited to income as it is earned.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be permanent based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include joint venture real estate partnerships, which are valued on the equity basis, and venture capital limited partnerships, which are carried at fair value.

Realized gains and losses are determined by specific identification and are included in income on the trade date. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of equity.

The Company utilizes various financial instruments, such as interest rate swaps and financial futures, to hedge against interest rate fluctuation. These instruments are recorded using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

OTHER ASSETS

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $44,329 and $40,671 at December 31, 1997 and 1996, respectively. Related depreciation and amortization expense was $8,183, $7,510 and $6,914 for the years ended December 31, 1997, 1996 and 1995, respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill amounted to $16,932 and $17,740 at December 31, 1997 and 1996 respectively. Goodwill amortization was $808, $909 and $907 for 1997, 1996 and 1995, respectively.

DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk, that include significant surrender charges, are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality, expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the Consolidated Income Statements are net of amounts deferred.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

 Participating Traditional Life and Life Contingent Annuity Products

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

 Universal Life Products and Other Annuity Products

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

 Policyholders' Dividends

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1997, participating insurance expressed as a percentage of insurance in force is 91%, and as a percentage of premium income is 80%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1997.

BROKER/DEALER REVENUE RECOGNITION

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

RECLASSIFICATIONS

Certain 1996 and 1995 amounts have been reclassified to conform with 1997 presentation.

NOTE 2 - INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $1,208 and $1,390 as of December 31, 1997 and 1996, respectively.

                                                  DECEMBER 31, 1997
                                     -------------------------------------------
                                                  GROSS      GROSS    ESTIMATED
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
U.S. Treasury securities and U.S.
 Government and agency securities..  $  107,539  $  6,302    $  --    $  113,841
States and political subdivisions..      12,085       569       --        12,654
Foreign governments................      20,397     3,049       --        23,446
Corporate securities...............   2,854,234   218,145     6,748    3,065,631
Mortgage and other asset-backed se-
 curities..........................   2,133,758    76,160       757    2,209,161
                                     ----------  --------    ------   ----------
Total bonds........................   5,128,013   304,225     7,505    5,424,733
Redeemable preferred stocks........       3,085       --        166        2,919
                                     ----------  --------    ------   ----------
 TOTAL.............................  $5,131,098  $304,225    $7,671   $5,427,652
                                     ==========  ========    ======   ==========

                                                  DECEMBER 31, 1996
                                     -------------------------------------------
                                                  GROSS      GROSS    ESTIMATED
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
U.S. Treasury securities and U.S.
 Government and agency securities..  $   42,928  $    653   $    --   $   43,581
States and political subdivisions..         477        21       --           498
Foreign governments................      20,333     2,038       --        22,371
Corporate securities...............   2,819,418   134,505    11,911    2,942,012
Mortgage and other asset-backed se-
 curities..........................   2,192,353    27,135    16,471    2,203,017
                                     ----------  --------   -------   ----------
Total bonds........................   5,075,509   164,352    28,382    5,211,479
Redeemable preferred stocks........       3,575       --        266        3,309
                                     ----------  --------   -------   ----------
 TOTAL.............................  $5,079,084  $164,352   $28,648   $5,214,788
                                     ==========  ========   =======   ==========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following tables summarize the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, by contractual maturity.

                                                            DECEMBER 31, 1997
                                                          ---------------------
                                                          AMORTIZED  ESTIMATED
                                                             COST    FAIR VALUE
                                                          ---------- ----------
Maturity:
Within one year.......................................... $  241,759 $  240,871
After one year through five years........................    606,900    620,792
After five years through ten years.......................    613,951    644,749
After ten years through twenty years.....................    428,492    495,854
After twenty years.......................................  1,103,153  1,213,305
Mortgage and other asset-backed securities...............  2,133,758  2,209,162
                                                          ---------- ----------
 Total bonds.............................................  5,128,013  5,424,733
Redeemable preferred stocks..............................      3,085      2,919
                                                          ---------- ----------
  TOTAL.................................................. $5,131,098 $5,427,652
                                                          ========== ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.8 years.

At December 31, 1997, the Company held $2,209,162 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,961,662 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $247,500. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,810,481 are rated AAA and include $27,854 of interest only tranches that were retained from the securitization of the Company's mortgage loan portfolio.

At December 31, 1997, the largest industry concentration of the Company's portfolio was investments in the finance industry of $734,428, representing 14% of the total debt portfolio.

Effective November 30, 1995, the Company adopted the implementation guidance contained in the Financial Accounting Series Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities." As a result of adopting this guidance, the Company reclassified all of its held-to-maturity securities to available-for-sale based upon a reassessment of the appropriateness of the classifications of all securities held at that time. The amortized cost and net unrealized gain of the securities reclassified were $546,834 and $47,348 respectively, at November 30, 1995.

Proceeds during 1997, 1996 and 1995 from sales of available for sale securities were $1,235,274, $927,905 and $1,201,541, respectively. Gross gains and gross losses realized on those sales were $21,799 and $8,990, respectively during 1997, $15,932 and $6,899, respectively during 1996 and $62,216 and $10,201, respectively during 1995. The change in net unrealized gains and losses on debt securities classified as available for sale included as a separate component of equity was $160,850, $(149,259) and $438,883 for 1997, 1996 and 1995,
respectively.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1997 and 1996, debt securities with amortized cost totaling $198,943 and $184,719, respectively, were less than investment grade. At December 31, 1997 and 1996, the Company did not hold any securities which are either in default as to principal and/or interest payments, are to be restructured pursuant to commenced negotiations or are in situations where the borrowers went into bankruptcy subsequent to acquisition (collectively, "problem debt securities"). The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1997 and 1996.

EQUITY SECURITIES

During 1997, 1996 and 1995, the proceeds from sales of equity securities amounted to $20,374, $25,413 and $153,985, respectively. The gross gains and gross losses realized on those sales were $975 and $558, $1,369 and $247, and $9,604 and $3,753, for 1997, 1996 and 1995, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

MORTGAGE LOANS

On August 29, 1996, the Company securitized the majority of its mortgage loan portfolio by transferring the loans to a trust which qualifies as a REMIC (Real Estate Mortgage Investment Conduit) under the Internal Revenue Code. Prior to transferring the loans with a principal value of $781,564 and a book value of $780,942, the loans were written down to a fair market value of $755,559, and the related reserve of $25,285 was released. The trust issued sixteen classes of Commercial Mortgage Pass-Through Certificates with a total par value of $781,564. The certificates evidence the entire beneficial ownership interest in the trust. The cash flow from the mortgages will be used to repay the certificates over an average life of 4.28 years. The actual date on which the principal amount of the notes may be paid in full could be substantially earlier or later based on performance of the mortgages. The cash flows of the assets of the trust will be the sole source of payments on the notes. The Company has not guaranteed these certificates or the mortgage loans held by the trust. As a result of this transaction, the Company recognized a loss of $98 upon the transfer of the mortgages to the trust, representing the difference between the fair market value of the certificates and the book value of the mortgage loans transferred to the trust.

The Company retained the highest quality classes of certificates with a par value of $715,126 and a fair market value of $734,326 at the time of the securitization. As of December 31, 1997, the par value and fair value of these securities was $570,130 and $597,248, respectively. The Company sold the lowest rated classes of certificates with a par value of $66,438 and a fair market value of $24,838.

The mortgage loans which were not included in the securitization and were retained by the Company had a book value of $171,555 with a related reserve of $21,907 and an estimated fair value of $153,405 on the date of the securitization. Loans which the Company intended to dispose of within a period of 6 to 24 months were written down to their estimated net realizable value. These loans had a book value of $99,817 and an estimated net realizable value of $81,310 at the time of the securitization. The writedown of $18,507 was fully offset by a release in mortgage loss reserve. As of December 31, 1997, the Company held $12,368 of these loans. The Company intended to hold mortgage loans with a book value of $71,738 on the date of the securitization, through their remaining terms. As of December 31, 1997, the Company continued to hold $44,428 of these mortgages. The Company discontinued the origination of commercial mortgage loans in 1996.

The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                                               1997      1996
                                                              -------  --------
Property Type
Office buildings............................................. $20,012  $ 51,510
Retail.......................................................   7,862    39,090
Dwellings....................................................  25,237    33,540
Other........................................................   3,685     4,174
Valuation allowance..........................................  (3,800)   (3,400)
                                                              -------  --------
 TOTAL....................................................... $52,996  $124,914
                                                              =======  ========

                                                               1997      1996
                                                              -------  --------
Geographic Concentration
Northeast.................................................... $23,313  $ 49,438
Midwest......................................................   5,922    22,920
South........................................................  12,502    20,717
West.........................................................  15,059    35,239
Valuation allowance..........................................  (3,800)   (3,400)
                                                              -------  --------
 TOTAL....................................................... $52,996  $124,914
                                                              =======  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                                                  1997   1996
                                                                 ------ -------
Balance at January 1............................................ $3,400 $47,192
Provision.......................................................    400      --
Charge offs.....................................................     -- (43,792)
                                                                 ------ -------
 BALANCE AT DECEMBER 31......................................... $3,800 $ 3,400
                                                                 ====== =======

As of December 31, 1997 and 1996, the Company's mortgage loan portfolio contained $0 and $15,726, respectively, of loans delinquent over 60 days or in foreclosure. As of December 31, 1997 and 1996, there were no non-income producing mortgage loans for the preceding twelve months.

During 1997, the Company did not restructure the terms of any outstanding mortgages. During 1996, the Company restructured the terms of outstanding mortgages with a carrying value of $4,000. As of December 31, 1997 and 1996, the mortgage loan portfolio included $2,834 and $7,110, respectively, of restructured mortgage loans. Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $298 and $893 in 1997 and 1996, respectively. Gross interest income from these loans included in net investment income totaled $262 and $674 in 1997 and 1996, respectively.

At December 31, 1997, the recorded investment in loans that are considered to be impaired was $12,368 that, as a result of write-downs, do not have a valuation allowance. The average recorded investment in impaired loans during the year ended December 31, 1997 was approximately $38,096. During 1997, $1,454 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

REAL ESTATE

The following table summarizes the carrying value of the Company's real estate holdings at December 31.

                                                                1997     1996
                                                               -------  -------
Investment.................................................... $19,999  $33,386
Properties held for sale......................................   7,828   73,260
Less: valuation allowance                                       (5,469)  (8,841)
                                                               -------  -------
 TOTAL........................................................ $22,358  $97,805
                                                               =======  =======

At December 31, 1997 and 1996, accumulated depreciation on real estate amounted to $6,498 and $38,781, respectively. Depreciation expense on real estate totaled $5,709, $6,488 and $10,091 for the years ended December 31, 1997, 1996 and 1995, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093. During 1996, the Company wrote down the statement value of this property by $16,000 to its estimated fair value, based on changes in future valuation assumptions.

OTHER

Investments on deposit with regulatory authorities as required by law were $7,106 and $7,085 at December 31, 1997 and 1996, respectively.

As of December 31, 1997 and 1996, the Company's investments included $597,248 and $725,806, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 59% and 86% of equity at December 31, 1997 and 1996, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
NOTE 3 - INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                       1997     1996     1995
                                                     -------- -------- --------
Debt securities..................................... $390,852 $356,669 $331,644
Equity securities...................................    1,371    1,313    2,602
Mortgages...........................................   12,098   62,454   99,109
Real estate.........................................   17,519   24,143   31,661
Policy loans........................................   40,921   40,580   41,762
Short-term investments..............................    2,426    6,052    3,934
Other invested assets...............................   21,268   14,665   18,016
Cash and cash equivalents...........................        2       44       34
                                                     -------- -------- --------
Gross investment income.............................  486,457  505,920  528,762
 Less: Investment expenses..........................   26,251   30,605   38,989
                                                     -------- -------- --------
Investment income, net.............................. $460,206 $475,315 $489,773
                                                     ======== ======== ========

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $3,154, $44,164 and $2,463 in 1997, 1996 and 1995, respectively.

                                                      1997      1996     1995
                                                     -------  --------  -------
Debt securities..................................... $12,991  $ 10,412  $51,873
Equity securities...................................     417     1,122    6,652
Mortgage loans......................................     280    (2,821)  (2,799)
Real estate.........................................    (684)  (22,356) (41,617)
Other...............................................    (811)    3,565        3
Amortization of deferred acquisition costs..........  (2,538)       --       --
                                                     -------  --------  -------
Realized gains/(losses)............................. $ 9,655  $(10,078) $14,112
                                                     =======  ========  =======

The following table summarizes the change in unrealized gains and losses for investments carried at fair value for the year ended December 31.

                                                    1997      1996       1995
                                                  --------  ---------  --------
Unrealized Gains/(Losses):
Debt securities.................................. $160,850  $(149,259) $438,883
Equity securities................................      408       (582)    2,340
Other............................................  (14,581)    (1,545)   11,190
                                                  --------  ---------  --------
                                                   146,677   (151,386)  452,413
                                                  --------  ---------  --------
Less:
Deferred policy acquisition costs................  (45,043)    38,324  (116,992)
Deferred income taxes............................  (35,355)    39,851  (119,268)
                                                  --------  ---------  --------
Net change in unrealized gains/(losses).......... $ 66,279  $ (73,211) $216,153
                                                  ========  =========  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

NOTE 4 - FAIR VALUE INFORMATION:

The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1997 and 1996.

                                      1997                      1996
                            ------------------------- -------------------------
                            CARRYING VALUE FAIR VALUE CARRYING VALUE FAIR VALUE
                            -------------- ---------- -------------- ----------
FINANCIAL ASSETS:
Debt securities
 Available for sale........   $5,427,652   $5,427,652   $5,214,788   $5,214,788
Equity securities
 Common stock..............        3,051        3,051          660          660
 Non-redeemable preferred
  stocks...................        9,451        9,451       16,085       16,085
Mortgage loans.............       52,996       57,224      124,914      131,577
Policy loans...............      642,989      606,681      656,073      634,291
Cash & cash equivalents....       37,064       37,064       37,314       37,314
Short-term investments.....       43,470       43,470       37,515       37,515
Separate account assets....    1,869,094    1,869,094    1,368,384    1,368,384
Other invested assets......       88,928       88,928       94,369       94,369
FINANCIAL LIABILITIES:
Investment-type contracts
 Individual annuities......   $1,225,192   $1,260,639   $1,281,965   $1,317,257
 Guaranteed investment con-
  tracts...................       59,809       61,456      111,224      112,247
 Other group annuities.....      147,061      148,257      161,889      163,524
 Other policyholder funds..    1,541,372    1,541,372    1,498,334    1,498,334
                              ----------   ----------   ----------   ----------
  Total policyholder funds.    2,973,434    3,011,724    3,053,412    3,091,362
Policyholders' dividends
 payable...................       35,273       35,273       35,395       35,395
Separate account liabili-
 ties......................    1,869,094    1,869,094    1,368,384    1,368,384

The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair value for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement value for certain of the other group annuities approximates their fair value due to the nature of the contracts. The statement values of other policyholder funds, policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1997 and 1996, the Company had interest rate swaps with aggregate notional amounts equal to $105,000 and $115,000, respectively, with average unexpired terms of 19 and 29 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $5,164 and $0, respectively at December 31, 1997 and $7,605 and $0, respectively, at December 31, 1996. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current credit worthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $155,356 and $0 as of December 31, 1997 and 1996, respectively.

NOTE 5 - INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                               1997      1996
                                                             --------  --------
DEFERRED TAX ASSETS
Future policy benefits...................................... $ 88,172  $ 83,327
Dividend award..............................................   11,970    12,005
Allowances for investment losses............................    3,667     8,411
Employee benefit liabilities................................   27,979    27,113
Other.......................................................   23,467    27,530
                                                             --------  --------
 Total deferred tax asset...................................  155,255   158,386
                                                             --------  --------
DEFERRED TAX LIABILITIES
Deferred acquisition costs..................................  127,495   124,660
Real estate.................................................   (1,261)      299
Unrealized gains............................................   81,553    48,233
Other.......................................................   22,564    20,977
                                                             --------  --------
 Total deferred tax liability...............................  230,351   194,169
                                                             --------  --------
Net deferred tax liability.................................. $ 75,096  $ 35,783
                                                             ========  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                    1997     1996      1995
                                                   -------  -------  --------
Tax expense at 35%................................ $44,442  $26,930  $ 27,096
Increase/(decrease) in income taxes resulting
 from:
 Differential earnings amount.....................   6,942      500     3,878
 Resolution of tax issues.........................      --       --   (57,000)
 Other............................................   2,528      595     4,587
                                                   -------  -------  --------
Federal income tax expense/(benefit).............. $53,912  $28,025  $(21,439)
                                                   =======  =======  ========

As a mutual life insurance company, the Company is subject to Internal Revenue
Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

In 1995, the Company settled various tax issues with the IRS, including an issue surrounding the tax treatment of certain traditional life insurance policy updates. As a result of these settlements, the 1995 federal income tax expense was decreased in the Income Statement by approximately $57,000, which included $22,300 of interest, net of tax.

The Internal Revenue Service has examined the Company's income tax returns through the year 1990 and is currently examining years 1991 through 1994.
Management believes that an adequate provision has been made for potential assessments.

NOTE 6 - BENEFIT PLANS:

The Company maintains qualified and non-qualified defined benefit pension plans covering substantially all of its employees. The plans are non-contributory and provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined by using the Projected Unit Credit
Method. The total pension expense related to these plans amounted to $5,917, $5,963 and $5,054 in 1997, 1996 and 1995, respectively.

The Company's funding policy for its qualified defined benefit plans is to contribute an amount between the minimum required contribution and the maximum deductible amount in accordance with the Internal Revenue Code. The following table summarizes the components of net periodic pension cost for the Company's qualified defined benefit plans:

                                                    1997     1996      1995
                                                   -------  -------  --------
Service cost...................................... $ 2,161  $ 2,506  $  1,827
Interest cost on projected benefit obligation.....   4,050    3,540     2,909
Actual return on assets...........................  (4,925)  (3,095)   (5,515)
Net amortization and deferrals....................   2,367      919     3,736
                                                   -------  -------  --------
Net periodic pension cost......................... $ 3,653  $ 3,870  $  2,957
                                                   =======  =======  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following table summarizes the funded status of the Company's qualified defined benefit plans:

                                                     1997      1996      1995
                                                   --------  --------  --------
Actuarial present value of benefit obligation:
 Vested..........................................  $ 44,964  $ 32,572  $ 29,744
 Non-vested......................................       924       935       763
                                                   --------  --------  --------
Accumulated benefit obligation...................    45,888    33,507    30,507
Provision for future salary increases............    16,769    15,162    17,147
                                                   --------  --------  --------
Projected benefit obligation.....................    62,657    48,669    47,654
Plan assets at fair value........................   (42,783)  (37,938)  (34,067)
                                                   --------  --------  --------
Projected benefit obligation in excess of plan
 assets..........................................    19,874    10,731    13,587
Unrecognized prior service cost..................      (178)     (203)     (228)
Unrecognized net (gain) loss from past experi-
 ence............................................    (9,605)   (2,430)   (6,859)
Unrecognized net asset obligation at transition..    (1,288)   (1,609)   (1,931)
                                                   --------  --------  --------
Accrued pension cost at December 31..............  $  8,803  $  6,489  $  4,569
                                                   ========  ========  ========

The assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                     1997      1996      1995
                                                   --------  --------  --------
Discount rate....................................     7.00%     7.50%     7.00%
Expected long-term rate of return on plan assets.     8.00%     8.00%     8.00%
Salary scale.....................................     5.50%     5.50%     5.50%

The qualified defined benefit pension plan's assets are held in trust and administered under a participatory group annuity contract issued by the Company with assets invested in various separate accounts of the Company. A non-participatory annuity contract issued by the Company funds benefits accrued prior to 1986.

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. At December 31, 1997, 1996 and 1995, the expense recognized for these plans was $8,345, $6,092 and $5,083, respectively. The estimated fair value of the defined contribution plans' assets were $229,378, $201,679 and $176,832, respectively.

The Company also provides certain medical, life insurance and other welfare benefits (postretirement benefits) for retired employees and full-time agents. Substantially all employees and full-time agents become eligible for these benefits if they reach retirement age while working for the Company and have at least 10 years of service. Employees retiring after January 1, 1993 receive a defined dollar benefit under the medical plan. The Company continues to fund postretirement benefit costs on a pay-as-you-go basis.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's Consolidated Balance Sheet and Income Statements at December 31.

                                                     1997     1996     1995
                                                    -------  -------  -------
Actuarial present value of accumulated
 postretirement benefit obligation:
 Retirees.......................................... $22,638  $21,301  $32,473
 Fully eligible active plan participants...........   2,707    2,547    2,826
 Other active plan participants....................   6,068    5,710    5,672
                                                    -------  -------  -------
  Total............................................  31,413   29,558   40,971
Plan assets at fair value..........................      --       --       --
                                                    -------  -------  -------
Accumulated postretirement benefits obligation in
 excess of plan assets.............................  31,413   29,558   40,971
Unrecognized prior service cost....................      --       --       --
Unrecognized net gain from past experience.........  13,730   16,261    5,129
                                                    -------  -------  -------
Accrued postretirement benefits cost............... $45,143  $45,819  $46,100
                                                    =======  =======  =======
Net periodic postretirement benefits cost includes
 the following components:
 Service cost......................................     393      434      355
 Interest cost on accumulated postretirement bene-
  fits obligation..................................   2,182    2,206    2,910
 Actual return on assets...........................      --       --       --
 Net amortization and deferral.....................  (1,060)    (815)    (573)
                                                    -------  -------  -------
Net periodic postretirement benefits cost.......... $ 1,515  $ 1,825  $ 2,692
                                                    =======  =======  =======

At December 31, 1997, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8.5% in 1998, grading to 5.0% in the year 2004. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.00% at December 31, 1997. At December 31, 1996, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8.5% in 1997, grading to 5.0% in the year 2004. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.5% at December 31, 1996. At December 31, 1995, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9.0% in 1996, grading to 5.0% in the year 2004. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1995.

If the health care cost trend rate was increased by one percentage point for each future year, the accumulated postretirement benefit obligation as of December 31, 1997 would increase by $1,948. The effect of this change on the sum of the service cost and interest cost, before taxes, would be an increase of $136.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

NOTE 7 - REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectable. The table below highlights the amounts shown in the accompanying financial statements.

                                               ASSUMED    CEDED TO
                                     GROSS    FROM OTHER   OTHER        NET
                                    AMOUNT    COMPANIES  COMPANIES    AMOUNT
                                  ----------- ---------- ---------- -----------
DECEMBER 31, 1997:
Life Insurance in Force.......... $31,027,764 $5,217,856 $4,620,599 $31,625,021
Premiums.........................     190,754     11,189      6,723     195,220
Benefits.........................     330,432     14,293     26,916     317,809
Reserves.........................   5,741,456      1,993     59,322   5,684,127
DECEMBER 31, 1996:
Life Insurance in Force.......... $30,057,996 $5,420,951 $3,186,567 $32,292,380
Premiums.........................     196,897     12,745      9,821     199,821
Benefits.........................     293,270     16,466     16,808     292,928
Reserves.........................   5,833,970      2,063     56,632   5,779,401

During 1995, the Company had gross premiums of $184,362, assumed premiums of $13,453 and ceded premiums of $9,908 and gross benefits of $303,911, assumed benefits of $13,265 and ceded benefits of $14,700.

Reinsurance receivables with a carrying value of $50,617 and $50,522 were associated with a single reinsurer at December 31, 1997 and 1996, respectively.

During 1995, the Company recaptured the portion of its disability income business that was previously reinsured under a quota share and excess reinsurance agreement with the Monarch Life Insurance Company ("Monarch"). As a result of this recapture, approximately $21,200 of cash and policyholder reserves were transferred to the Company from Monarch.

NOTE 8 - COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1997, the Company had outstanding commitments totaling $38,326 relating to these investment activities. The fair value of these commitments approximates the face amount.

NOTE 9 - STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

The combined insurance companies' statutory capital and surplus at December 31, 1997 and 1996 was $435,861 and $379,774, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1997, 1996 and 1995, was $63,615, $25,905 and $729, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

NOTE 10 - BUSINESS SEGMENT INFORMATION:

The operations of the Company are conducted principally through two business units: Insurance and Broker-Dealer. The insurance operations offer a diverse portfolio of life insurance products and both individual and group annuity products. The Broker-Dealer operations provide broad financial and investment services.

Assets are held directly by each business unit in amounts necessary to both fund liabilities and to provide a margin to cover business risks.

The table below summarizes the information concerning the business units:

                                                     YEAR ENDED DECEMBER 31,
                                                --------------------------------
                                                   1997       1996       1995
                                                ---------- ---------- ----------
REVENUES
Insurance...................................... $  778,179 $  765,210 $  803,276
Broker-Dealer..................................    291,156    241,809    201,037
                                                ---------- ---------- ----------
 TOTAL......................................... $1,069,335 $1,007,019 $1,004,313
                                                ========== ========== ==========
PRETAX INCOME
Insurance...................................... $   84,722 $   43,765 $   53,337
Broker-Dealer..................................     42,255     33,178     24,082
                                                ---------- ---------- ----------
 TOTAL......................................... $  126,977 $   76,943 $   77,419
                                                ========== ========== ==========
                                                    DECEMBER 31,
                                                ---------------------
                                                   1997       1996
                                                ---------- ----------
IDENTIFIABLE ASSETS
Insurance...................................... $8,784,570 $8,259,309
Broker-Dealer..................................    582,308    497,739
                                                ---------- ----------
 TOTAL......................................... $9,366,878 $8,757,048
                                                ========== ==========

                                     PART C
                                     ------


                               Other Information
                               -----------------

Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a)   Financial Statements included in Part B:

                Financial Statements of Penn Mutual Variable Annuity Account
                III:

                Report of Independent Accountants
                Statement of Assets and Liabilities - December 31, 1997 Statement of Operations - For the years ended
                        December 31, 1997 and 1996
                Statements of Changes in Net Assets - For the years ended
                        December 31, 1997 and 1996
                Notes to Financial Statements

                Financial Statements of The Penn Mutual Life Insurance Company:

                Report of Independent Accountants
                Statements of Financial Condition at December 31, 1997 and 1996 Statements of Operations and Surplus for the years ended December 31, 1997, 1996 and 1995
                Statements of Cash Flows for the years ended December 31, 1997
                        1996 and 1995
                Notes to Financial Statements

          (b)   Exhibits

                1.  (a)  Resolution of Executive Committee of Board of Trustees
                         of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit 1A(1) to this Registration Statement on Form S-6 filed on April 30, 1982.

                    (b) Resolution of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing Registrant to invest in shares of Penn Series Funds, Inc., Neuberger & Berman Advisers Management Trust, TCI Portfolios, Inc. and Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to this Registration Statement on Form N-4 filed on April 27, 1995.

                2.       Not applicable.

                3.  (a)  Sales Support Agreement between The Penn Mutual Life
                         Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 9 to this Registration Statement on Form N-4 filed on February 26, 1987.

                    (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual). Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 filed in February 1986.

                    (c) Form of Broker's Contract between The Penn Mutual Life Insurance Company and CBL Equities, Inc. Incorporated herein by reference to Exhibit A(3)(a) to Post-Effective Amendment No. 3 to this Registration Statement on Form S-6 filed on July 12, 1984.

                    (d) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to
                         Exhibit 3(h) to Post-Effective Amendment No. 11 to this Registration Statement filed on April 27, 1989.

                    (e) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to
                         Exhibit 3(g) to Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 filed in April 1992.

                    (f) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(h) to Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 filed in April 1992.

                    (g) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated individual licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(i) to Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 filed in April 1992.

                4.  (a)  Endorsement No. 1373-86 to Individual Variable Annuity
                         Contract. Incorporated herein by reference to Exhibit
                         (4)(a) to Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 filed on February 28, 1986.

                    (b) Endorsement No. 1447-803 to Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit
                         (4)(b) to Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 filed on February 28, 1986.

                    (c) Individual Variable Annuity Contract (Form DI-783-V). Incorporated herein by reference to Exhibit (4)(c) to Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 filed on February 28, 1986.

                    (d) Group Variable and Fixed Annuity Contract (primarily for Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB 1611). Incorporated herein by reference to Exhibit (4)(d) to Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 filed on February 28, 1986.

                    (e) Group Variable and Fixed Annuity Contract (primarily for Sections 401 and 457 retirement plans) (Form GDI-
                         1085) and Certificate issued under the Contract (Form EB 1650). Incorporated herein by reference to Exhibit
                         (4)(e) to Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 filed on February 28, 1986.

                    (f) Endorsement No. 1457-80 to Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 10 to this Registration Statement on Form N-4 filed in April 1988.

                    (g) Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 11 to this Registration Statement filed on April 27, 1989.

                    (h) Group Variable and Fixed Annuity Contract (for Section 403(b) retirement plans) (Form GDI-784) and Certificate issued under the Contract (Form EB 1555). Incorporated herein by reference to Exhibit A(5) to Post-Effective Amendment No. 2 to this Registration Statement on Form S-6 filed on May 15, 1984.

                    (i) Endorsement No. 1309-82 to Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 11 to this Registration Statement filed on April 27, 1989.

                    (j) Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 13 to this Registration Statement filed June 29, 1990.

                    (k) Endorsement No. 1499-91 to Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 13 to this Registration Statement filed June 29, 1990.

                    (l) Endorsement No. 1510-92 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 15 to this Registration Statement filed April 1992.

                    (m) Endorsement No. 1534-90 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 19 to this Registration Statement filed on April 20, 1994.

                    (n) Endorsement No. 1536-90 to Individual Variable and Annuity Contract. Incorporated herein by reference to
                         Exhibit 4(n) to Post-Effective Amendment No. 19 to this Registration Statement filed on April 20, 1994.

                5.  (a)  Application (Form EB 1510) for Individual Variable
                         Annuity Contract. Incorporated herein by reference to
                         Exhibit 5(a) to Post-Effective Amendment No. 11 to this Registration Statement filed on April 27, 1989.

                    (b) Application (Form EB 1610) for participation in Group Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 11 to this Registration Statement filed on April 27, 1989.

                    (c) Application (Form EB 1554) for participation in Group Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11 to this Registration Statement filed on April 27, 1989.

                    (d) Application (Form EB 1652) for participation in Group Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 11 to this Registration Statement filed on April 27, 1989.

                    (e) Application (Form EB 1866 3/90) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 18 to this Registration Statement filed on April 26, 1993.

                    (f) Application (Form EB 1891 5/90) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed August 27, 1992.

                    (g) Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 20 to this Registration Statement filed on April 27, 1995.

                6.  (a)    Charter of The Penn Mutual Life Insurance Company
                           (May 1983). Incorporated herein by reference to
                           Exhibit 6(a) to Post-Effective Amendment No. 10 to this Registration Statement on Form N-4 filed in April 1988.

                    (b) By-laws of The Penn Mutual Life Insurance Company, as amended through December 8, 1989. Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 12 to this Registration Statement filed on April 30, 1990.

                7.  None.

                8.  (a)    Fund Participation Agreement among The Penn Mutual
                           Life Insurance Company, TCI Portfolios, Inc.(renamed
                           American Century Variable Portfolios, Inc., effective
                           May 1, 1997) and Investors Research Corporation
                           (renamed American Century Investment Management,
                           Inc., effective May 1, 1997). Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment
                           No. 18 to this Registration Statement filed on April
                           26, 1993.

                    (b)(1) Sales Agreement between The Penn Insurance and
                           Annuity Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to
                           Exhibit 1.A.(8)(b) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account I (33-54662) filed on March 22, 1993.

                    (b)(2) Amendment to Sales Agreement between The Penn Mutual
                           Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 1.A(8)(b)(3) to Post-Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662) filed on April 30, 1997.

                    (c) Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 1.A(8)(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 13, 1995.

                    (d) Participation Agreement between The Penn Mutual Life Insurance Company and Fidelity Investments' Variable Insurance Products Fund. Incorporated herein by reference to Exhibit 1.A(8)(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 13, 1995.

                    (e) Participation Agreement between The Penn Mutual Life Insurance Company and Fidelity Investments' Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 1.A(8)(e) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 13, 1995.

                    (f) Participation Agreement between The Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc. Filed herewith. Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (33-83120) filed on April 30, 1997.

                    (g) Assignment and Modification Agreement between Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Managers Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 1.A(8)(b)(2) to Post-Effective Amendment No. 4 to the Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662) filed on April 29, 1996.

                9. Opinion of C. Ronald Rubley, Associate General Counsel of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 13 to this Registration Statement filed June 29, 1990.

                10. (a) Consent of Ernst & Young LLP, Independent Auditors. Filed herewith.

                    (b) Consent of Coopers & Lybrand LLP, Independent Certified Public Accountants. Filed herewith.

                    (c) Consent of Morgan, Lewis & Bockius LLP. Filed herewith.

                11. None.

                12. None.

                13. Schedule for Computation of Performance Quotations.
                    Filed herewith.

                14. (a) Powers of Attorney of Trustees (except Ms. Bloch and Messrs. Notebaert and Rock). Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 22 to this Registration Statement filed on April 29, 1997.

                    (b)    Powers of Attorney of Edmond F. Notebaert and Robert
                           H. Rock. Filed herewith.

Item 25.  Directors and Officers of the Depositor
          ---------------------------------------

         The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

         Robert E. Chappell                    Nancy S. Brodie
         Chairman of the Board and Chief       Executive Vice President and
         Executive Officer and Member of       Chief Financial Officer
         the Board of Trustees

         Daniel J. Toran                       Peter M. Sherman
         President and Chief Operating         Senior Vice President and
         Officer and Member of the Board of    Chief Investment Officer
         Trustees

         Larry L. Mast                         Ann M. Strootman
         Executive Vice President, Sales and   Vice President and Controller
         Marketing

         Harold E. Maude, Jr.                  Steven M. Herzberg
         Senior Vice President,                Assistant Vice President
         Independence Financial Network        and Treasurer

         Richard F. Plush                      James McElwain
         Vice President and Senior Actuary     Assistant Vice President,
                                               Retirement and Investment Sales
                                               Operations
         John M. Albanese
         Senior Vice President, Customer
         Service and Information Systems
                                               Robert P. Davis
                                               Vice President and Chief Actuary
         Frederick M. Rockovan
         Vice President, Insurance Service

         The business address of the director and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or
         -------------------------------------------------------------------
         Registrant
         ----------


                     Penn Mutual Wholly-Owned Subsidiaries
                     -------------------------------------


Corporation               Principal Business              State of Incorporation
-----------               ------------------              ----------------------

The Penn Insurance and    Life Insurance and Annuities    Delaware
Annuity Company

Independence Capital      Investment Adviser              Pennsylvania
Management, Inc.

Penn Janney Fund, Inc.    Investments                     Pennsylvania

Independence Square       Holding Company                 Pennsylvania
Properties, Inc.

The Pennsylvania Trust    Trust Company                   Pennsylvania
Company


                      Independence Square Properties, Inc.
                           Wholly-Owned Subsidiaries
                           -------------------------


Corporation                  Principal Business           State of Incorporation
-----------                  ------------------           ----------------------

Penn Glenside Corporation    Real Estate Investment       Pennsylvania

Penn Wayne Corporation       Real Estate Investment       Pennsylvania

St. James Realty             Real Estate Investment       Pennsylvania
Corporation

Investors' Mortgage          Real Estate Investment       Pennsylvania
Corporation

Christie Street              Real Estate Investment       Pennsylvania
Properties, Inc.

Indepro Corporation          Real Estate Investment       Delaware

Economic Resources           Real Estate Investment       Delaware
Associates, Inc.

Corporation                  Principal Business           State of Incorporation
-----------                  ------------------           ----------------------

WPI Investment Company       Real Estate Investment       Delaware

Hornor, Townsend & Kent,     Registered Broker-Dealer     Pennsylvania
Inc.                         and Investment Adviser

Penn Tallahassee             Real Estate Investment       Florida
Corporation

Janney Montgomery Scott      Registered Broker-Dealer     Delaware
Inc.                         and Investment Adviser


                              Indepro Corporation
                           Wholly-Owned Subsidiaries
                           -------------------------


Corporation                 Principal Business            State of Incorporation
-----------                 ------------------            ----------------------

Indepro Property Fund I     Real Estate Investment        Delaware
Corporation

Indepro Property Fund II    Real Estate Investment        Delaware
Corporation

Commons One Corporation     Real Estate Investment        Delaware

West Hazleton, Inc.         Real Estate Investment        Delaware



                         Janney Montgomery Scott, Inc.
                           Wholly-Owned Subsidiaries
                           -------------------------

Corporation                    Principal Business         State of Incorporation
-----------                    ------------------         ----------------------

Addison Capital                Investment Adviser         Pennsylvania
Management, Inc.

JMS Resources, Inc.            Oil and Gas Development    Pennsylvania

JMS Investor Services, Inc.    Insurance Sales            Delaware

Item 27.  Number of Contract Owners
          -------------------------

          As of March 1, 1998, there were:

          27,327 owners of qualified individual variable annuity contracts;

              29 owners of qualified group variable annuity contracts;
             470 owners of certificates issued under qualified group variable annuity contracts; and
           7,397 owners of nonqualified individual variable annuity contracts.

Item 28.  Indemnification
          ---------------

          Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Post-Effective Amendment No. 12 to this Registration Statement and are incorporated in this Post-Effective Amendment by reference.

          Pennsylvania law (15 Pa. C.S.A. (S)(S) 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

          Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

          Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters
          ----------------------

          Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

          Hornor Townsend & Kent, Inc. serves as principal underwriter for Addison Capital Shares, Inc., a registered investment company.

          Hornor, Townsend & Kent, Inc. - Directors and Officers
          ------------------------------------------------------

          John J. Gray, Director and Chairman of the Board
          Harold E. Maude, Jr., Director
          Nina M. Mulrooney, Director
          Norman T. Wilde, Jr., Director
          Daniel J. Toran, Director
          Ronald C. Zimmerman, President and Chief Executive Officer
          Michael D. Sweeney, Assistant Vice President, Director of Compliance and Secretary
          Edward G. Pecelli - Assistant Vice President, Director of Sales and Marketing
          Laura M. Ritzko, Assistant Secretary
          Henry S. Buck, Assistant Vice President and Assistant Treasurer Barbara S. Wood, Senior Vice President, Finance and Treasurer
          Bruce Ohrenich, Vice President, Sales
          Joseph R. Englert, Assistant Vice President, Director of Operations William H. Pentz, Counsel
          Constance Flaville, Assistant Secretary

          The principal business address of Messrs. Gray and Wilde is Janney, Montgomery, Scott Inc., 1801 Market Street, Philadelphia, Pennsylvania. The principal business address of Mses. Mulrooney and Ritzko and Messrs. Maude, Toran and Pentz is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

          Commissions and Other Compensation Received By Each Principal
          -------------------------------------------------------------
          Underwriter During Last Fiscal Year
          -----------------------------------

                     Net
                     Underwriting
Name of Principal    Discounts and   Compensation   Brokerage    Other
Underwriter          Commissions     on Redemption  Commissions  Compensation
------------------------------------------------------------------------------

Hornor, Townsend     $436,619        0              0            0
& Kent, Inc.

Item 30.  Location of Accounts and Records
          --------------------------------

          The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

          The Penn Mutual Life Insurance Company
          600 Dresher Road
          Horsham, Pennsylvania  19044

Item 31.  Management Services
          -------------------

          See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.  Undertakings
          ------------

          The Penn Mutual Life Insurance Company hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

          (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

          Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

          The Penn Insurance and Annuity Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract and the Variable Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 24 of this Registration Statement and has caused this Post-Effective Amendment No. 24 to be signed on its behalf, in the Township of Horsham and Commonwealth of Pennsylvania on this 17th day of April, 1998.

                            PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                       (Registrant)


                            By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                       (Depositor)


                            By:   /s/ ROBERT E. CHAPPELL
                               -----------------------------------------------
                                 Robert E. Chappell
                                 Chairman of the Board of Trustees
                                 and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated, on the 17th day of April, 1998.


Signature                        Title
---------                        -----

/s/ ROBERT E. CHAPPELL           Chairman of the Board of Trustees
----------------------           and Chief Executive Officer
Robert E. Chappell

/s/ NANCY S. BRODIE              Executive Vice President and
--------------------             Chief Financial Officer
Nancy S. Brodie

 JULIA CHANG BLOCH               Trustee

*JAMES A. HAGEN                  Trustee

*PHILLIP E. LIPPINCOTT           Trustee

*JOHN F. MCCAUGHAN               Trustee

*ALAN B. MILLER                  Trustee

*EDMOND F. NOTEBAERT             Trustee

*ROBERT H. ROCK                  Trustee

*DANIEL J. TORAN                 Trustee

*NORMAN T. WILDE, JR.            Trustee

*WESLEY S. WILLIAMS, JR.         Trustee



*By:/s/ ROBERT E. CHAPPELL
    -----------------------------------------
      Robert E. Chappell, attorney-in-fact

                                 EXHIBIT INDEX


EX-99.B 10(a)   Consent of Ernst & Young LLP

EX-99.B 10(b)   Consent of Coopers & Lybrand LLP

EX-99.B 10(c)   Consent of Morgan, Lewis & Bockius LLP

EX-99.B 13      Schedule for Computation of Performance Quotations

EX-99.B 14(b)   Powers of Attorney of Edmond F. Notebaert and Robert H. Rock